SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.                                              [ ]
                               ---------

Post-Effective Amendment No.      2      (File No. 333-101051)           [X]
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            11        (File No. 811-07511)         [X]
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                             12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2004 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004


AMERICAN EXPRESS

INNOVATIONS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)

           20 Madison Avenue Ext.
           P.O. Box 5555
           Albany, NY 12205-5555
           Telephone: (800) 504-0469
           (Home Office)

           ACL VARIABLE ANNUITY ACCOUNT 2


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds, Series II Shares

-  AllianceBernstein Variable Products Series Fund, Inc. (Class B)


-  Fidelity(R) Variable Insurance Products Service Class 2


-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  MFS(R) Variable Insurance Trust(SM) - Service Class

-  Oppenheimer Variable Account Funds - Service Shares

-  Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.


The contract provides for purchase payment credits which we may reverse under certain circumstances. (See "Buying Your Contract -- Purchase Payment Credits.") Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Centurion Life and its affiliate companies offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   11
FINANCIAL STATEMENTS                                                          16
THE VARIABLE ACCOUNT AND THE FUNDS                                            17
THE ONE-YEAR FIXED ACCOUNT                                                    22
BUYING YOUR CONTRACT                                                          22
CHARGES                                                                       24
VALUING YOUR INVESTMENT                                                       28
MAKING THE MOST OF YOUR CONTRACT                                              30
WITHDRAWALS                                                                   34
TSA-- SPECIAL WITHDRAWAL PROVISIONS                                           35
CHANGING OWNERSHIP                                                            35
BENEFITS IN CASE OF DEATH                                                     36
OPTIONAL BENEFITS                                                             39
THE ANNUITY PAYOUT PERIOD                                                     46
TAXES                                                                         48
VOTING RIGHTS                                                                 50
SUBSTITUTION OF INVESTMENTS                                                   50
ABOUT THE SERVICE PROVIDERS                                                   51
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                                        52
APPENDIX: PERFORMANCE CREDIT RIDER
   ADJUSTED PARTIAL WITHDRAWAL                                                53


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "ACL" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for nonqualified plans with a five-year withdrawal charge schedule.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


-  Individual Retirement Annuities (IRAs) under Section 408(b) of the the Code


-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use the contract as a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 17)

- the one-year fixed account, which earns interest at rates that we adjust periodically. (p. 22)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 22)

MINIMUM INITIAL PURCHASE PAYMENT

      $2,000 initial payment.
      $100 for additional payments.


MAXIMUM TOTAL PURCHASE PAYMENTS*

      $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. One-year fixed account transfers are subject to special restrictions. (p. 31)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 34)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 35)


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 36)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 39)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. The retirement date may not be earlier than 13 months from the contract date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. (p. 46)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 48)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority.

CHARGES: We assess certain charges in connection with your contract: (p. 24)


-  $40 annual contract administrative charge(1);

- if you select the Guaranteed Minimum Income Benefit Rider - Maximum Anniversary Value (GMIB - MAV) an annual fee (currently 0.55%) based on the adjusted contract value(1),(2);

- if you select the Guaranteed Minimum Income Benefit Rider - 6% Rising Floor (GMIB - 6% Rising Floor) an annual fee (currently 0.75%) based on the adjusted contract value(1),(2);

- if you select the Performance Credit Rider (PCR), an annual fee of 0.15% of the contract value(1),(2);

-  withdrawal charge;

-  the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):

                                                       VARIABLE ACCOUNT       TOTAL MORTALITY AND    TOTAL VARIABLE
                                                     ADMINISTRATIVE CHARGE     EXPENSE RISK FEE      ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
 QUALIFIED ANNUITIES
 Return of Purchase Payments (ROP) death benefit             0.15%                   0.85%                1.00%
 Maximum Anniversary Value (MAV) death benefit(3)            0.15                    0.95                 1.10
 NONQUALIFIED ANNUITIES
 ROP death benefit                                           0.15                    1.10                 1.25
 MAV death benefit(3)                                        0.15                    1.20                 1.35

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
 QUALIFIED ANNUITIES
 ROP death benefit                                           0.15                    1.15                 1.30
 MAV death benefit(3)                                        0.15                    1.25                 1.40
 NONQUALIFIED ANNUITIES
 ROP death benefit                                           0.15                    1.40                 1.55
 MAV death benefit(3)                                        0.15                    1.50                 1.65

(1) Any amount deducted from the fixed account as part of the annual fee for the contract administrative charge, the Performance Credit Rider or either Guaranteed Minimum Income Benefit rider will be limited to: (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. In no instance will the contract administrative charge allocated to the fixed account exceed $30 in any contract year.
(2) If you select the PCR, you cannot add a GMIB rider. Available if the annuitant is 75 or younger at contract issue. Not available with Return of Purchase death benefit.
(3) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect the MAV death benefit.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge at the time of appliation.

                                            WITHDRAWAL CHARGE SCHEDULE
                    SEVEN-YEAR SCHEDULE                                      FIVE-YEAR SCHEDULE
     YEARS FROM PURCHASE           WITHDRAWAL CHARGE          YEARS FROM PURCHASE            WITHDRAWAL CHARGE
       PAYMENT RECEIPT                PERCENTAGE                PAYMENT RECEIPT                 PERCENTAGE
             1                            8%                          1                             8%
             2                            8                           2                             7
             3                            7                           3                             6
             4                            7                           4                             4
             5                            6                           5                             2
             6                            5                           Thereafter                    0
             7                            3
             Thereafter                   0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The 5.0% assumed investment rate is not available for nonqualified plans with a five-year withdrawal charge schedule. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

You can choose a qualified or nonqualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.



                                                       VARIABLE ACCOUNT       TOTAL MORTALITY AND    TOTAL VARIABLE
                                                     ADMINISTRATIVE CHARGE     EXPENSE RISK FEE      ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
 QUALIFIED ANNUITIES
 ROP death benefit                                           0.15%                   0.85%                1.00%
 MAV death benefit(1)                                        0.15                    0.95                 1.10
 NONQUALIFIED ANNUITIES
 ROP death benefit                                           0.15                    1.10                 1.25
 MAV death benefit(1)                                        0.15                    1.20                 1.35

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
 QUALIFIED ANNUITIES
 ROP death benefit                                           0.15                    1.15                 1.30
 MAV death benefit(1)                                        0.15                    1.25                 1.40
 NONQUALIFIED ANNUITIES
 ROP death benefit                                           0.15                    1.40                 1.55
 MAV death benefit(1)                                        0.15                    1.50                 1.65



(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect the MAV death benefit.



OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                       $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

GMIB - MAV                                                                  0.55%*
GMIB - 6% RISING FLOOR                                                      0.75%*
(As a percentage of the adjusted contract value charged annually on the contract anniversary.)

 PERFORMANCE CREDIT RIDER (PCR) FEE                                         0.15%*
(As a percentage of the contract value charged annually on the contract anniversary.)


* This fee applies only if you elect this optional feature.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

 MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                MINIMUM     MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements      .64%        1.55%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                         GROSS TOTAL
                                                                      MANAGEMENT    12b-1      OTHER       ANNUAL
                                                                         FEES       FEES     EXPENSES     EXPENSES
AXP(R) Variable Portfolio
        Cash Management Fund                                              .51%       .13%       .06%         .70%(1)
        Diversified Bond Fund                                             .60        .13        .08          .81(1)
        Diversified Equity Income Fund                                    .53        .13        .10          .76(1)
        Growth Fund                                                       .65        .13        .21          .99(1)
        NEW DIMENSIONS FUND(R)                                            .62        .13        .07          .82(1)
        Partners Small Cap Value Fund                                     .99        .13        .43         1.55(1)
        S&P 500 Index Fund                                                .29        .13        .22          .64(2)
        Short Duration U.S. Government Fund                               .61        .13        .08          .82(1)
AIM V.I.
        AIM V.I. Basic Value Fund, Series II Shares                       .73        .25        .31         1.29(3)
        AIM V.I. Capital Development Fund, Series II Shares               .75        .25        .38         1.38(3)
        AIM V.I. Premier Equity Fund, Series II Shares                    .61        .25        .24         1.10(3)
AllianceBernstein Variable Products Series Fund, Inc.
        AllianceBernstein VP Growth and Income Portfolio (Class B)        .63        .25        .03          .91(4)
        AllianceBernstein VP Premier Growth Portfolio (Class B)          1.00        .25        .05         1.30(4)
        AllianceBernstein VP Technology Portfolio (Class B)              1.00        .25        .12         1.37(4)
        AllianceBernstein VP Total Return Portfolio (Class B)             .63        .25        .17         1.05(4)
Fidelity(R) VIP
        Contrafund(R) Portfolio Service Class 2                           .58        .25        .10          .93(5)
        Growth Portfolio Service Class 2                                  .58        .25        .09          .92(6)
        Mid Cap Portfolio Service Class 2                                 .58        .25        .12          .95(5)
        Overseas Portfolio Service Class 2                                .73        .25        .18         1.16(5)
FTVIPT
        Franklin Real Estate Fund - Class 2                               .50        .25        .03          .78(7),(8)
        Franklin Small Cap Fund - Class 2                                 .51        .25        .29         1.05(8),(9)
        Franklin Small Cap Value Securities Fund - Class 2                .57        .25        .19         1.01(8),(9)
        Mutual Shares Securities Fund - Class 2                           .60        .25        .20         1.05(8)
        Templeton Foreign Securities Fund - Class 2                       .69        .25        .22         1.16(9)


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                         GROSS TOTAL
                                                                      MANAGEMENT    12b-1      OTHER       ANNUAL
                                                                         FEES       FEES     EXPENSES     EXPENSES
MFS(R)
        Investors Growth Stock Series - Service Class                     .75%       .25%       .13%        1.13%(10),(11)
        New Discovery Series - Service Class                              .90        .25        .14         1.29(10),(11)
        Total Return Series - Service Class                               .75        .25        .09         1.09(10)
        Utilities Series - Service Class                                  .75        .25        .17         1.17(10),(11)
Oppenheimer Variable Account Funds
        Capital Appreciation Fund/VA, Service Shares                      .65        .25        .04          .94(12)
        Global Securities Fund/VA, Service Shares                         .63        .25        .05          .93(12)
        High Income Fund/VA, Service Shares                               .73        .25        .06         1.04(12)
        Main Street Small Cap Fund/VA, Service Shares                     .75        .25        .23         1.23(12)
        Strategic Bond Fund/VA, Service Shares                            .72        .25        .05         1.02(12)
Putnam Variable Trust
        Putnam VT Growth and Income Fund - Class IB Shares                .48        .25        .05          .78(12)
        Putnam VT International Equity Fund - Class IB Shares             .76        .25        .18         1.19(12)
        Putnam VT Research Fund - Class IB Shares                         .65        .25        .14         1.04(12)
        Putnam VT Vista Fund - Class IB Shares                            .65        .25        .11         1.01(12)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contract and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31. 2003.
(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.
(3) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003. From Dec. 1, 2003 through Dec. 31, 2003 AllianceBernstein VP Premier Growth Portfolio (Class B) had a voluntary waiver. After such waivers, "Management fees," "Other expenses" and "Gross total annual expenses" would be 0.99%, 0.05% and 1.29%.
(5) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. These offsets may be discontinued at any time.
(7)  The Fund administration fee is paid indirectly through the management fee.
(8) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(9) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 1.01% for FTVIPT Franklin Small Cap Fund - Class 2, (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.04%) and 1.12% for FTVIPT Templeton Foreign Securities Fund - Class 2.
(10) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(11) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.28% for New Discovery Series and 1.16% for Utilities Series.
(12) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV death benefit and the GMIB - 6% Rising Floor. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                         1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
 Seven-year withdrawal charge schedule    $1,176.28  $1,842.86  $2,528.52  $3,979.33   $376.28  $1,142.86  $1,928.52  $3,979.33
 Five-year withdrawal charge schedule      1,207.03   1,832.47   2,273.33   4,244.86    407.03   1,232.47   2,073.33   4,244.86

QUALIFIED ANNUITY                            1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
 Seven-year withdrawal charge schedule    $1,150.65  $1,767.75  $2,406.42  $3,751.82   $350.65  $1,067.75  $1,806.42  $3,751.82
 Five-year withdrawal charge schedule      1,181.40   1,757.83   2,152.79   4,024.15    381.40   1,157.83   1,952.79   4,024.15



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                          AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                         1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
 Seven-year withdrawal charge schedule    $  995.88  $1,305.68  $1,640.80  $2,249.78   $195.88    $605.68  $1,040.80  $2,249.78
 Five-year withdrawal charge schedule      1,026.63   1,298.64   1,396.81   2,566.40    226.63     698.64   1,196.81   2,566.40

QUALIFIED ANNUITY                            1 YEAR    3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
 Seven-year withdrawal charge schedule    $  970.25  $1,227.78  $1,509.28  $1,978.71   $170.25    $527.78  $  909.28  $1,978.71
 Five-year withdrawal charge schedule      1,001.00   1,221.22   1,266.94   2,303.20    201.00     621.22   1,066.94   2,303.20



* In these examples, the $40 contract administrative charge is approximated as a .021% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                                     2003
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                   --
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND AS OF DEC. 31, 2003 WERE (0.60%) AND (0.60%), RESPECTIVELY.

SUBACCOUNT NBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                    1

SUBACCOUNT NDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                    9

SUBACCOUNT NGRO1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NSVA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NSPF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                    1

SUBACCOUNT NFIF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                   11

SUBACCOUNT NABA1 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NAAD1 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NAVA1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                   --


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                                     2003
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NGIP1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                    1

SUBACCOUNT NPRG1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NTEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NAGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NFCO1 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R)PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                   18

SUBACCOUNT NFGR1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NFMC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                    5

SUBACCOUNT NFOV1 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NRES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                    8

SUBACCOUNT NSMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                    3

SUBACCOUNT NVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                   42

SUBACCOUNT NINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                    3

SUBACCOUNT NGRS1 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                    2


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                                     2003
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NTRS1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NSUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NOCA1 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                    4

SUBACCOUNT NOGS1 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.55
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NOHI1 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                   10

SUBACCOUNT NOSM1 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                    9

SUBACCOUNT NSTB1 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                   48

SUBACCOUNT NGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                   11

SUBACCOUNT NIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                    6

SUBACCOUNT NPRE1 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                   --


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                                     2003
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                   --
*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR AXP VARIABLE PORTFOLIO - CASH
MANAGEMENT FUND AS OF DEC. 31, 2003 WERE (1.27%) AND (1.26%), RESPECTIVELY.

SUBACCOUNT NBND8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                   28

SUBACCOUNT NDEI8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                                    1

SUBACCOUNT NGRO8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NNDM8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                    2

SUBACCOUNT NSVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.49
Number of accumulation units outstanding at end of period (000 omitted)                                                    3

SUBACCOUNT NSPF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                   29

SUBACCOUNT NFIF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                    9

SUBACCOUNT NAAD8 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                    4

SUBACCOUNT NAVA8 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NGIP8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                  283


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                                     2003
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NPRG8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                   35

SUBACCOUNT NTEC8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                   30

SUBACCOUNT NAGR8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NFCO8 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                   26

SUBACCOUNT NFGR8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NFMC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                  321

SUBACCOUNT NFOV8 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NRES8 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                   21

SUBACCOUNT NSMC8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                   65

SUBACCOUNT NVAS8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                    8

SUBACCOUNT NMSS8 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                   68

SUBACCOUNT NINT8 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                    9

SUBACCOUNT NGRS8 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                    4

SUBACCOUNT NNDS8 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                   --


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                                     2003
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTRS8 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                   80

SUBACCOUNT NSUT8 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                    1

SUBACCOUNT NOCA8 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                    9

SUBACCOUNT NOGS8 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                    1

SUBACCOUNT NOHI8 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                    1

SUBACCOUNT NOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                  268

SUBACCOUNT NSTB8 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                   75

SUBACCOUNT NGIN8 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NPRE8 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                   --

SUBACCOUNT NVIS8 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                         $1.00
Accumulation unit value at end of period                                                                               $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                    8


FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts and American Centurion Life with financial history in the SAI.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


VARIABLE ACCOUNT: The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Code (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us and/or our affiliates and the selling firms who distribute this contract.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under the contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.


All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.


Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS OR TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -      Maximum current income consistent with liquidity and        American Express Financial
Cash Management Fund             stability of principal. Invests primarily in money market   Corporation (AEFC)
                                 instruments, such as marketable debt obligations issued
                                 by the U.S. government or its agencies, bank certificates
                                 of deposit, bankers' acceptances, letters of credit, and
                                 commercial paper, including asset-backed commercial
                                 paper.

AXP(R) Variable Portfolio -      High level of current income while attempting to conserve   AEFC
Diversified Bond Fund            the value of the investment and continuing a high level
                                 of income for the longest period of time. Under normal
                                 market conditions, the Fund invests at least 80% of its
                                 net assets in bonds and other debt obligations.

AXP(R) Variable Portfolio -      High level of current income and, as a secondary goal,      AEFC
Diversified Equity               steady growth of capital. Under normal market conditions,
Income Fund                      the Fund invests at least 80% of its net assets in
                                 dividend-paying common and preferred stocks.

AXP(R) Variable Portfolio -      Long-term capital growth. Invests primarily in common       AEFC
Growth Fund                      stocks that appear to offer growth opportunities.

AXP(R) Variable Portfolio -      Long-term growth of capital. Invests primarily in common    AEFC
NEW DIMENSIONS FUND(R)           stocks showing potential for significant growth.

AXP(R) Variable Portfolio -      Long-term capital appreciation. Non-diversified mutual      AEFC, adviser; Goldman Sachs
Partners Small Cap               fund that invests primarily in equity securities. Under     Asset Management, L.P., Royce &
Value Fund                       normal market conditions, at least 80% of its net assets    Associates, LLC, Donald Smith &
                                 will be invested in companies with market capitalization    Co., Inc., Franklin Portfolio
                                 of less than $2 billion, which also includes micro          Associates LLC and Barrow,
                                 capitalization companies with market capitalization of      Hanley, Mewhinney & Strauss,
                                 less than $400 million, at the time of investment.          Inc., subadvisers.

AXP(R) Variable Portfolio -      Long-term capital appreciation. Non-diversified mutual      AEFC
S&P 500 Index Fund               fund that invests primarily in securities of
                                 large-capitalization stocks of U.S. companies that are
                                 expected to provide investment results that correspond to
                                 the performance of the S&P 500(R) Index.

AXP(R) Variable Portfolio -       A high level of current income and safety of principal      AEFC
Short Duration  U.S.             consistent with an investment in U.S. government and
Government Fund                  government agency securities. Under normal market
                                 conditions, at least 80% of the Fund's net assets are
                                 invested in securities issued or guaranteed as to
                                 principal and interest by the U.S. government, its
                                 agencies or instrumentalities.

AIM V.I. Basic Value Fund,       Long-term growth of capital. Invests at least 65% of its    A I M Advisors, Inc.
Series II Shares                 total assets in equity securities of U.S. issuers that
                                 have market capitalizations of greater than $500 million
                                 and are believed to be undervalued in relation to
                                 long-term earning power or other factors. The fund may
                                 invest 25% of its assets in foreign securities.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development     Long-term growth of capital. Invests primarily in           A I M Advisors, Inc.
Fund,  Series II Shares          securities (including common stocks, convertible
                                 securities and bonds) of small- and medium-sized
                                 companies. The Fund may invest up to 25% of its assets in
                                 foreign securities.

AIM V.I. Premier Equity Fund,    Long-term growth of capital with income as a secondary      A I M Advisors, Inc.
Series II Shares                 objective. Invests normally at least 80% of its net
                                 assets, plus the amount of any borrowings for investment
                                 purposes, in equity securities including convertible
                                 securities. The fund also may invest in preferred stocks
                                 and debt instruments that have prospects for growth of
                                 capital. The Fund may invest up to 25% of its assets in
                                 foreign securities.

AllianceBernstein VP             Reasonable current income and reasonable appreciation.      Alliance Capital Management L.P.
Growth and Income                Invests primarily in dividend-paying common stocks of
Portfolio (Class B)              good quality.

AllianceBernstein VP             Long-term growth of capital by pursuing aggressive          Alliance Capital Management L.P.
Premier Growth Portfolio         investment policies. Invests primarily in equity
(Class B)                        securities of a limited number of large, carefully
                                 selected, high-quality U.S. companies that are judged
                                 likely to achieve superior earnings growth.

AllianceBernstein VP             Growth of capital. Current income is only an incidental     Alliance Capital Management L.P.
Technology Portfolio             consideration. Invests primarily in securities of
(Class B)                        companies expected to benefit from technological advances
                                 and improvements.

AllianceBernstein VP Total       Achieve a high return through a combination of current      Alliance Capital Management L.P.
Return Portfolio (Class B)       income and capital appreciation. Invests primarily in
                                 U.S. government and agency obligations, bonds,
                                 fixed-income senior securities (including short-and
                                 long-term debt securities and preferred stocks to the
                                 extent their value is attributable to their fixed-income
                                 characteristics), and common stocks.

Fidelity(R) VIP Contrafund(R)    Seeks long-term capital appreciation. Normally invests      Fidelity Management & Research
Portfolio Service Class 2        primarily in common stocks. Invests in securities of        Company (FMR), investment
                                 companies whose value it believes is not fully recognized   manager; FMR U.K. and FMR Far
                                 by the public. Invests in either "growth" stocks or         East, sub-investment advisers.
                                 "value" stocks or both. The fund invests in domestic and
                                 foreign issuers.

Fidelity(R) VIP Growth           Seeks to achieve capital appreciation. Normally invests     FMR, investment manager; FMR
Portfolio Service Class 2        primarily in common stocks. Invests in companies that it    U.K., FMR Far East,
                                 believes have above-average growth potential (stocks of     sub-investment advisers.
                                 these companies are often called "growth" stocks). The
                                 Fund invests in domestic and foreign issuers.

Fidelity(R) VIP Mid Cap          Seeks long-term growth of capital. Normally invests         FMR, investment manager; FMR
Portfolio Service Class 2        primarily in common stocks. Normally invests at least 80%   U.K., FMR Far East,
                                 of assets in securities of companies with medium market     sub-investment advisers.
                                 capitalizations. May invest in companies with smaller or
                                 larger market capitalizations. Invests in domestic and
                                 foreign issuers. The Fund invests in growth or value
                                 common stocks.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas         Seeks long-term growth of capital. Normally invests         FMR, investment manager; FMR
Portfolio Service Class 2        primarily in common stocks of foreign securities.           U.K., FMR Far East, Fidelity
                                 Normally invests at least 80% of assets in non-U.S.         International Investment
                                 securities.                                                 Advisors (FIIA) and  FIIA U.K.,
                                                                                             sub-investment advisers.

FTVIPT Franklin Real Estate      Seeks capital appreciation, with current income as a        Franklin Advisers, Inc.
Fund - Class 2                   secondary goal. The Fund normally invests at least 80% of
                                 its net assets in investments of companies operating in
                                 the real estate sector. The Fund invests primarily in
                                 real estate investment trusts, with generally medium to
                                 small market capitalizations, and in companies that
                                 derive at least half of their assets or revenues from the
                                 ownership, construction, management, or sale of
                                 residential, commercial or industrial real estate.

FTVIPT Franklin Small Cap        Seeks long-term capital growth. The Fund normally invests   Franklin Advisers, Inc.
Fund - Class 2                   at least 80% of its net assets in investments of small
                                 capitalization companies. For this Fund, small-cap
                                 companies are those with market capitalization values not
                                 exceeding (i) $1.5 billion or (ii) the highest market
                                 capitalization value in the Russell 2000(R) Index,
                                 whichever is greater, at the time of purchase.

FTVIPT Franklin Small Cap        Seeks long-term total return. The Fund normally invests     Franklin Advisory Services, LLC
Value Securities Fund -          at least 80% of its net assets in investments of small
Class 2                          capitalization companies. For this Fund, small-cap
                                 companies are those with market cap values not exceeding
                                 $2.5 billion, at the time of purchase. The Fund invests
                                 in small companies that the Fund's manager believes are
                                 undervalued.

FTVIPT Mutual Shares             Seeks capital appreciation, with income as a secondary      Franklin Mutual Advisers, LLC
Securities Fund - Class 2        goal. The Fund normally invests mainly in U.S. equity
                                 securities that the Fund's manager believes are available
                                 at market prices less than their value based on certain
                                 recognized or objective criteria, including undervalued
                                 stocks, merger/risk arbitrage securities and distressed
                                 companies.

FTVIPT Templeton Foreign         Seeks long-term capital growth. The Fund normally invests   Templeton Investment Counsel,
Securities Fund - Class 2        at least 80% of its net assets in investments of issuers    LLC
                                 located outside the U.S., including those in emerging
                                 markets.

MFS(R) Investors Growth          Long-term growth of capital and future income. Invests at   MFS Investment Management(R)
Stock Series - Service Class     least 80% of its net assets in common stocks and related
                                 securities of companies which MFS(R) believes offer
                                 better than average prospects for long-term growth.

MFS(R) New Discovery Series -    Capital appreciation. Invests in at least 65% of its net    MFS Investment Management(R)
Service Class                    assets in equity securities of emerging growth companies.

MFS(R) Total Return Series -     Above-average income consistent with the prudent            MFS Investment Management(R)
Service Class                    employment of capital, with growth of capital and income
                                 as a secondary objective. Invests primarily in a
                                 combination of equity and fixed income securities.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                          INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -        Capital growth and current income. Invests primarily in     MFS Investment Management(R)
Service Class                    equity and debt securities of domestic and foreign
                                 companies in the utilities industry.

Oppenheimer Capital              Capital appreciation. Invests in securities of              OppenheimerFunds, Inc.
Appreciation Fund/VA,            well-known, established companies.
Service Shares

Oppenheimer Global Securities    Long-term capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Fund/VA, Service Shares          stocks of U.S. and foreign issuers that are "growth-type"
                                 companies, cyclical industries and special situations
                                 that are considered to have appreciation possibilities.

Oppenheimer High Income          High level of current income. Invests in high-yield         OppenheimerFunds, Inc.
Fund/VA, Service Shares          fixed-income securities.

Oppenheimer Main Street Small    Seeks capital appreciation. Invests mainly in common        OppenheimerFunds, Inc.
Cap Fund/VA, Service Shares      stocks of small-capitalization U.S. companies that the
                                 fund's investment manager believes have favorable
                                 business trends or prospects.

Oppenheimer Strategic            High level of current income principally derived from       OppenheimerFunds, Inc.
Bond Fund/VA,                    interest on debt securities. Invests mainly in three
Service Shares                   market sectors: debt securities of foreign governments
                                 and companies, U.S. government securities and lower-rated
                                 high yield securities of U.S. and foreign companies.

Putnam VT Growth and             Capital growth and current income. The fund pursues its     Putnam Investment Management,
Income Fund -                    goal by investing mainly in common stocks of U.S.           LLC
Class IB Shares                  companies with a focus on value stocks that offer the
                                 potential for capital growth, current income or both.

Putnam VT International Equity   Capital appreciation. The fund pursues its goal by          Putnam Investment Management,
Fund -  Class IB Shares          investing mainly in common stocks of companies outside      LLC
                                 the United States that Putnam Management believes have
                                 favorable investment potential. Under normal
                                 circumstances, the fund invests at least 80% of the
                                 fund's net assets in equity investments.

Putnam VT Research Fund -        Capital appreciation. The Fund pursues its goal by          Putnam Investment Management,
Class IB Shares                  investing mainly in common stocks of U.S. companies that    LLC
                                 Putnam Management thinks have the greatest potential for
                                 capital appreciation, with stock prices that reflect a
                                 value lower than that we place on the company, or whose
                                 earnings we believe are likely to grow over time.

Putnam VT Vista Fund -           Capital appreciation. The fund pursues its goal by          Putnam Investment Management,
Class IB Shares                  investing mainly in common stocks of U.S. companies with    LLC
                                 a focus on growth stocks.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter, we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Centurion Life annuities, product design, competition, and American Centurion Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.


Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account. Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger.


When you apply, you may select:

-  the one-year fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;

-  the optional MAV death benefit(1);

-  the optional GMIB - MAV rider(2);

-  the optional GMIB - 6% Rising Floor rider(2);

-  the optional Performance Credit Rider(2);

-  the length of the withdrawal charge schedule (5 or 7 years); and

-  a beneficiary.

(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIBrider, you must elect the MAV death benefit.

(2) If you select the PCR, you cannot add a GMIB rider. You may select a GMIB rider if the annuitant is 75 or younger at contract issue. Not available with ROP death benefit.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the one-year fixed account in even 1% increments. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.

If your application is complete, we will process it and apply your purchase payment to the one-year fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

THE RETIREMENT DATE


Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the contract effectiveness date.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-  no later than the annuitant's 90th birthday.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified plans, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distribution by some other IRS approved method, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th birthday.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM PURCHASE PAYMENTS
      $2,000 initial payment.
      $100 for additional payments.


MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS*

     $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER


Send your check along with your name and contract number to our home office:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXT.
P.O. BOX 5555
ALBANY, NY 12205-5555



  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed account and subaccounts in the same proportions as your purchase payment.


We fund the credit from our general account. Credits are not considered to be "investments" for income tax purposes. (See "Taxes.")


We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds). The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years, depending on the withdrawal charge schedule you choose. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger-sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. In no instance will the charge from the one-year fixed account exceed $30 in any contract year.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.


                                                                   QUALIFIED ANNUITIES    NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
 ROP death benefit                                                        0.85%                    1.10%
 MAV death benefit                                                        0.95                     1.20

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
 ROP death benefit                                                        1.15                     1.40
 MAV death benefit                                                        1.25                     1.50


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee for this optional feature only if you select it. There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is currently 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is currently 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the appropriate fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and one-year fixed account in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the fixed account will be limited to: (1) the amount of interest credited in excess of 3%; plus (2) any amounts allocated or transferred to the fixed account in that year.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIB terminates.

We calculate the fee as follows:

         GMIB - MAV                       0.55% x (CV + ST - FAV)
         GMIB - 6% RISING FLOOR           0.75% x (CV + ST - FAV)

    CV = contract value on the contract anniversary
    ST = transfers from the subaccounts to the one-year fixed account made during the six months before the contract anniversary.
   FAV = the value of the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the one-year fixed account.


EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2004 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2004 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2005 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-  The GMIB fee for:

         GMIB - MAV is 0.55%; and
         GMIB - 6% RISING FLOOR is 0.75%.

We calculate the charge as follows:

   Contract value on the contract anniversary:                                     $73,250
   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:   +15,000
   minus the value of the one-year fixed account on the contract anniversary:      -15,250
                                                                                   -------
                                                                                   $73,000

The GMIB fee charged to you:

   GMIB - MAV                  (0.55% x $73,000) =                                 $401.50
   GMIB - 6% RISING FLOOR      (0.75% x $73,000) =                                 $547.50

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it(1). If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the one-year fixed account in the same proportion as your interest bears to your total contract value. However, any amount deducted from the fixed account will be limited to: (1) the amount of interest credited in excess of 3%; plus (2) any amounts allocated or transferred to the fixed account in that year.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

(1)  If you select the PCR, you cannot add a GMIB rider.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received less than six or eight years before the date of withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract.

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, if you select the seven-year schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below. The TFA is defined as the maximum of (a) and (b) where:

   (a) is 10% of your prior anniversary's contract value, and

   (b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year. For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                     (ACV - XSF)
      PPW = XSF + ----------------- X (PPNPW - XSF)
                     (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:

                                             WITHDRAWAL CHARGE SCHEDULE
                    SEVEN-YEAR SCHEDULE                                      FIVE-YEAR SCHEDULE
     YEARS FROM PURCHASE           WITHDRAWAL CHARGE          YEARS FROM PURCHASE            WITHDRAWAL CHARGE
       PAYMENT RECEIPT                PERCENTAGE                PAYMENT RECEIPT                 PERCENTAGE
             1                            8%                          1                             8%
             2                            8                           2                             7
             3                            7                           3                             6
             4                            7                           4                             4
             5                            6                           5                             2
             6                            5                           Thereafter                    0
             7                            3
             Thereafter                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The 5.0% assumed investment rate is not available for nonqualified plans with a five-year withdrawal charge schedule. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR withdrawal charge schedule with this history:


- The contract date is Jan. 1, 2004 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and


-  We received these payments


   -- $10,000 Jan. 1, 2004;
   -- $8,000 Feb. 28, 2011;
   -- $6,000 Feb. 20, 2012; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

-  The prior anniversary Jan. 1, 2013 contract value was $38,488.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

WITHDRAWAL CHARGE       EXPLANATION
       $  0             $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0             $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without  withdrawal charge; and
          0             $10,000 Jan. 1, 2004 purchase payment was received seven or more years before withdrawal  and is withdrawn without withdrawal charge; and
        560             $8,000 Feb. 28, 2011 purchase payment is in its fourth year from receipt, withdrawn with a  7% withdrawal charge; and
        420             $6,000 Feb. 20, 2012 purchase payment is in its third year from receipt
       ----             withdrawn with a 7% withdrawal charge.
       $980


Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR withdrawal charge schedule would be calculated:


WITHDRAWAL CHARGE       EXPLANATION
       $  0             $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0             $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without  withdrawal charge; and
          0             $10,000 Jan. 1, 2004 purchase payment was received five or more years before withdrawal  and is withdrawn without withdrawal charge; and
        320             $8,000 Feb. 28, 2011 purchase payment is in its fourth year from receipt, withdrawn with a  4% withdrawal charge; and
        360             $6,000 Feb. 20, 2012 purchase payment is in its third year from receipt
       ----             withdrawn with a 6% withdrawal charge.
       $680


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;


- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

-  amounts we refund to you during the free look period;* and

-  death benefits.*

* However, we will reverse certain purchase payment credits. (See "Buying Your Contract -- Purchase Payment Credits.")

POSSIBLE GROUP REDUCTIONS: In some cases, we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT We value your accounts as follows:

ONE-YEAR FIXED ACCOUNT

We value the amount you allocated to the one-year fixed account directly in dollars. The value of the one-year fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge;

-  minus any prorated portion of the GMIB - MAV (if applicable);

-  minus any prorated portion of the GMIB - 6% Rising Floor (if applicable); and

-  minus any prorated portion of the PCR fee (if applicable).

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;


and a deduction of:


-  a prorated portion of the contract administrative charge;

-  a prorated portion of the GMIB - MAV fee (if applicable);

-  a prorated portion of the GMIB - 6% Rising Floor fee (if applicable); and

-  a prorated portion of the PCR fee (if applicable).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS
                                       29
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MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy, the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                           NUMBER
                                                         AMOUNT        ACCUMULATION       OF UNITS
                                            MONTH       INVESTED        UNIT VALUE        PURCHASED
By investing an equal number
of dollars each month...                    Jan           $100             $20               5.00

                                            Feb            100              18               5.56

you automatically buy more                  Mar            100              17               5.88
units when the per unit market
price is low...                   ---->     Apr            100              15               6.67

                                            May            100              16               6.25

                                            Jun            100              18               5.56

                                            Jul            100              17               5.88

                                            Aug            100              19               5.26
and fewer units when the per
unit market price is high.        ---->     Sept           100              21               4.76

                                            Oct            100              20               5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program, if available. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months).

We reserve the right to credit a lower interest rate to each Special DCA account if you select the one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE CONTRACT IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM CONTRACT OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify or restrict your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted in writing only by first-class U.S. mail;

-  not accepting telephone or electronic transfer requests; or

-  not accepting transfer requests of an agent acting under power of attorney.

Subject to state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification or restriction of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of your contract may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction. For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.


- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts will be effective on the valuation date we receive it.


- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts, and we reserve the right to limit the number of subaccounts in which you may invest.



  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to our home office:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXT.
P.O. BOX 5555
ALBANY, NY 12205-5555

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance, if less

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals: $100 monthly
                          $250 quarterly, semiannually or annually

MAXIMUM AMOUNT
Transfers or withdrawals: None (except for automatic transfers from the one-year fixed account).

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

3 BY PHONE


Call between 8:00 a.m. and 4:30 p.m. Eastern time:

(800) 504-0469


MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. If we receive your withdrawal request at our home office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB, the rider will terminate upon transfer of ownership of your annuity contract (see "Optional Benefits").


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

There are two death benefit options under your contract:

-  Return of Purchase Payments death benefit (ROP); and

-  Maximum Anniversary Value death benefit (MAV).

If both you and the annuitant are 79 or younger at contract issue, you can select either the ROP or the MAV death benefit on your application. If either you or the annuitant are 80 or older at contract issue, the ROP will apply. If you choose to add a Guaranteed Minimum Income Benefit rider, you must elect the MAV death benefit. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following:

1. contract value; or

2. purchase payment floor -- total purchase payments, plus purchase payment credits minus adjusted withdrawals.

                                                PW X DB
   ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP  =  -------
                                                   CV

      PW = the partial withdrawal including any withdrawal charge.
      DB = the death benefit on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

-  On Jan. 1, 2005 you make an additional purchase payment of $5,000.

- On March 1, 2005 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-  On March 1, 2006 the contract value grows to $23,000.

   We calculate the ROP death benefit on March 1, 2006 as follows:



      Contract value at death:                                                   $23,000.00
                                                                                 ==========
      Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                $25,000.00
         minus adjusted partial withdrawals calculated as:

         $1,500 x $25,000  =                                                      -1,704.55
         ----------------                                                        ----------
              $22,000

         for a death benefit of:                                                 $23,295.45
                                                                                 ==========
      ROP death benefit, calculated as the greatest of these two values:         $23,295.45


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it. If you choose to add the Guaranteed Minimum Income Benefit rider to your contract, you must elect the MAV death benefit.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts:

1. contract value;
2. purchase payment floor; or
3. the maximum anniversary value immediately preceding the date of death, plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

                                                PW X DB
   ADJUSTED PARTIAL WITHDRAWALS FOR THE MAV  =  -------
                                                   CV

      PW = the partial withdrawal including any withdrawal charge.
      DB = the death benefit on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) purchase payment floor. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

- On Jan. 1, 2005 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2005 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the MAV death benefit on March 1, 2005 as follows:


      Contract value at death:                                                   $20,500.00
                                                                                 ==========
      Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                $20,000.00
         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $20,000  =                                                      -1,363.64
         ----------------                                                        ----------
              $22,000

         for a death benefit of:                                                 $18,636.36
                                                                                 ==========
      The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
         Greatest of your contract anniversary contract values:                  $24,000.00
         plus purchase payments made since that anniversary:                          +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 x $24,000  =                                                      -1,636.36
         ----------------                                                        ----------
              $22,000

      for a death benefit of:                                                    $22,363.64
                                                                                 ==========
   The MAV death benefit, calculated as the greatest of these
   three values, which is the MAV:                                               $22,363.64

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you selected a GMIB rider (see "Optional Benefits"), it will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you selected a GMIB rider, (see "Optional Benefits"), it will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract. Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:

-  you must hold the GMIB for 7 years,

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary, and

-  there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract to satisfy minimum required distributions will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider. Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.


If the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.

The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.

In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider to the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

- GMIB - Maximum Anniversary Value (MAV); or

- GMIB - 6 % Rising Floor.

GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;

2. purchase payment floor; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) purchase payment floor. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

We will exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB - MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. We will subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

   PMT X CVG
   ---------
      ECV

      PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.
      CVG = current contract value at the time you exercise the GMIB - MAV.
      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity - no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

  P SUB (T-1) (1 + i) =  P SUB (t)
  -------------------
     1.35

      P SUB (t-1)  =  prior annuity payout
      P SUB (t)    =  current annuity payout
      i            =  annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous annuity payout.


The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payment floor or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.


TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-  The GMIB - MAV will terminate on the date:

   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                  GMIB
ANNIVERSARY                     CONTRACT VALUE     PURCHASE PAYMENTS       MAV        BENEFIT BASE
1                                  $107,000            $101,000          $107,000
2                                   125,000             101,000           125,000
3                                   132,000             101,000           132,000
4                                   150,000             101,000           150,000
5                                    85,000             101,000           150,000
6                                   120,000             101,000           150,000
7                                   138,000             101,000           150,000        $150,000
8                                   152,000             101,000           152,000         152,000
9                                   139,000             101,000           152,000         152,000
10                                  126,000             101,000           152,000         152,000
11                                  138,000             101,000           152,000         152,000
12                                  147,000             101,000           152,000         152,000
13                                  163,000             101,000           163,000         163,000
14                                  159,000             101,000           163,000         163,000
15                                  215,000             101,000           215,000         215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                        MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                             PLAN A -            PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                            GMIB                       LIFE ANNUITY--     LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                        BENEFIT BASE                   NO REFUND          TEN YEARS CERTAIN    ANNUITY-- NO REFUND
 10                             $152,000 (MAV)                      $   784.32          $   763.04               $627.76
 15                              215,000 (Contract Value = MAV)       1,268.50            1,210.45                982.55


The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                             PLAN A -            PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                                                       LIFE ANNUITY--     LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                     CONTRACT VALUE                       NO REFUND       TEN YEARS CERTAIN    ANNUITY-- NO REFUND
 10                               $126,000                           $   650.16          $   632.52              $520.38
 15                                215,000                             1,268.50            1,210.45               982.55


In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 3.5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous annuity payout.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;
2. purchase payments floor; or
3. the 6% variable account rising floor.

6% RISING FLOOR: This is the sum of the value of the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 6%,

-  plus any subsequent amounts allocated to the subaccounts, and

-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

                                                                 PWT X VAF
   6% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  ---------
                                                                    SV

      PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge for contract Option L) from the subaccounts.
      VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
       SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Keep in mind that the 6% rising floor is limited at age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

-  subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the one-year fixed account value of the 6% rising floor as:

      PMT X CVG
      ---------
         ECV

      PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.
      CVG = current contract value at the time you exercise the GMIB.
      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

   PMT X (1.06)TO THE POWER OF CY

       CY = the full number of contract years the payment has been in the contract.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity - no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

  P SUB (T-1) (1 + i) =  P SUB (t)
  -------------------
       1.35

      P SUB (t-1) = prior annuity payout
      P SUB (t)   = current annuity payout
      i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the 6% rising floor, purchase payment floor or contract value. The GMIB benefit base is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary. - You may terminate the GMIB

-  6% Rising Floor any time after the seventh rider anniversary.

-  The GMIB - 6% Rising Floor will terminate on the date:

   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you allocate all of your purchase payment to the subaccounts.


-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                          GMIB
ANNIVERSARY                     CONTRACT VALUE      PURCHASE PAYMENTS    6% RISING FLOOR      BENEFIT BASE
  1                               $107,000             $100,000            $106,000
  2                                125,000              100,000             112,360
  3                                132,000              100,000             119,102
  4                                150,000              100,000             126,248
  5                                 85,000              100,000             133,823
  6                                120,000              100,000             141,852
  7                                138,000              100,000             150,363             $150,363
  8                                152,000              100,000             159,388              159,388
  9                                139,000              100,000             168,948              168,948
 10                                126,000              100,000             179,085              179,085
 11                                138,000              100,000             189,830              189,830
 12                                147,000              100,000             201,220              201,220
 13                                215,000              100,000             213,293              215,000
 14                                234,000              100,000             226,090              234,000
 15                                240,000              100,000             239,655              240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                   MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                        PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                            GMIB                  LIFE ANNUITY--     LIFE ANNUITY WITH   LAST SURVIVOR LIFE
AT EXERCISE                        BENEFIT BASE                NO REFUND       TEN YEARS CERTAIN   ANNUITY-- NO REFUND
 10                             $179,085 (6% Rising Floor)   $   872.14          $   850.65            $   691.27
 15                              240,000 (Contract Value)      1,346.40            1,286.40              1,034.40


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                        PLAN A -           PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                         GMIB                     LIFE ANNUITY--    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                     BENEFIT BASE                    NO REFUND      TEN YEARS CERTAIN  ANNUITY-- NO REFUND
 10                              $126,000                      $   650.16         $   632.52           $   520.38
 15                               240,000                        1,416.00           1,351.20             1,096.80


In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 3.5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous annuity payout.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation. You cannot add the PCR if you select either GMIB rider option.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

                                                 PW X TV
   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                                   CV

      PW = the partial withdrawal including any applicable withdrawal charge. TV = the target value on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary, we will add a PCR credit to your account equal to:

   5% X (PP - PCRPW - PP5)

         PP = total purchase payments and purchase payment credits.
      PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

        PP5 = purchase payments and purchase payment credits made in the prior five years.

              We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

We will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. The next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-  The PCR will terminate on the date:

   -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and we add a $1,000 purchase payment credit to the contract


-  There are no additional purchase payments and no partial withdrawals


-  On Jan. 1, 2014, the contract value is $200,000

- We determine the target value on Jan. 1, 2014 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.


   Your contract value ($200,000) is less than the target value ($202,427). We add a PCR credit to your contract calculated as follows: 5% x (PP - TVPW -
   PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.


   After application of the PCR credit, your total contract value on Jan. 1, 2014 would be $205,050.

- If on Feb. 1, 2014, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2014 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2024.


THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. The retirement date may not be earlier than 13 months from the contract date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate for the 3.5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using an assumed 3.5% interest rate results in a lower initial payment, but later payouts will increase more quickly when annuity unit values rise and decrease more slowly when they decline.


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-  if it is allocable to an investment before Aug. 14, 1982.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.



  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHHOLDING: If you receive directly all or part of the contract value from a TSA, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-  the payout is a minimum distribution required under the Code;

-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  Because of your death,

-  Because you become disabled (as defined in the Code);

- If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- If the distribution is made following severance from employment after you attain age 55 (TSAs only); or

-  To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.



  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURIAN LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount. After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

- make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Centurion Life.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-5555. American Centurion Life conducts a conventional life insurance business in New York.

American Centurion Life pays commissions for the sales of contracts to the insurance agencies who have entered into distribution agreements with American Centurion Life and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.



  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                              p.  3
Rating Agencies                                          p.  4
Principal Underwriter                                    p.  4
Independent Auditors                                     p.  4
Condensed Financial Information (Unaudited)              p.  5

Financial Statements

  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                        PW X RP
   RPA ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                          CV

      PW = the partial withdrawal including any applicable withdrawal charge. CV = the contract value on the date of (but prior to) the partial withdrawal.
     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA     EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  --------  X  ---
                                           CV        RPA

       PW = the partial withdrawal including any applicable withdrawal charge. CV = the contract value on the date of (but prior to) the partial withdrawal.
      EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal. RPA =the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.


- On Jan. 1, 2004 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2010 you make an additional purchase payment in the amount of $100,000.

-  Contract values before any partial withdrawals are shown below.


-  On Jan. 1, 2007 you make a partial withdrawal in the amount of $10,000.

-  On Jan. 1, 2012 you make another partial withdrawal in the amount of $10,000.


NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                                       TOTAL PURCHASE PAYMENTS               CONTRACT VALUE
-----------------------------------------------------------------------------------------------
 Jan. 1, 2004                                    $100,000                          $100,000
 Jan. 1, 2005                                     100,000                           110,000
 Jan. 1, 2006                                     100,000                           115,000
 Jan. 1, 2007                                     100,000                           120,000
 Jan. 1, 2008                                     100,000                           115,000
 Jan. 1, 2009                                     100,000                           120,000
 Jan. 1, 2010                                     200,000                           225,000
 Jan. 1, 2011                                     200,000                           230,000
 Jan. 1, 2012                                     200,000                           235,000
 Jan. 1, 2013                                     200,000                           230,000
 Jan. 1, 2014                                     200,000                           235,000


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2007:
      RPA before the partial withdrawal =                                RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal       $10,000 X $100,000 = $8,333
                                                                         ------------------
      minus the RPA adjusted partial withdrawals for all                      $120,000
      previous partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2012:
      RPA before the partial withdrawal =                                RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal       $10,000 X $191,667 = $8,156
                                                                         ------------------
      minus the RPA adjusted partial withdrawals for all                 $235,000
      previous partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2007:
      EPA before the partial withdrawal =                                EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal       $10,000 X $100,000 x $100,000 = $8,156
                                                                         ------------------   --------
      AND the five-year exclusion period minus the                       $120,000             $100,000
      EPA adjusted  partial withdrawals for all previous
      partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2012:
      EPA before the partial withdrawal =                                EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal       $10,000 X $91,844 x $91,844 = $1,873
                                                                         -----------------   -------
      AND the five-year exclusion period minus the                       $235,000            $191,667
      EPA  adjusted partial withdrawals for all previous
      partial withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029


  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
                      LIFE ASSURANCE COMPANY -- PROSPECTUS

[AMERICAN EXPRESS (R) LOGO]

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 504-0469


45282 D (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                AMERICAN EXPRESS INNOVATIONS(SM) VARIABLE ANNUITY

                         ACL VARIABLE ANNUITY ACCOUNT 2
                                 APRIL 30, 2004

ACL Variable Annuity Account is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203
(800) 504-0469

TABLE OF CONTENTS

Calculating Annuity Payouts                                               p.3
Rating Agencies                                                           p.4
Principal Underwriter                                                     p.4
Independent Auditors                                                      p.4
Condensed Financial Information (Unaudited)                               p.5
Financial Statements

                         ACL VARIABLE ANNUITY ACCOUNT 2

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-  determine the dollar value of your contract on the valuation date; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                         ACL VARIABLE ANNUITY ACCOUNT 2

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Centurion Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain registered securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Centurion Life are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. American Centurion Life currently pays AEFA underwriting commissions for its role as principal underwriter for all variable annuities associated with this variable contract. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2003:
$1,555,999; 2002: $55,378 and 2001: $213,957. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402 independent auditors, as stated in their report appearing herein.

                         ACL VARIABLE ANNUITY ACCOUNT 2

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NBND1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NDEI1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT NGRO1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDM1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSVA1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSPF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NFIF1 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                        11

SUBACCOUNT NABA1 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NAAD1 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAVA1 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGIP1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NPRG1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NTEC1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NAGR1 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NFCO1 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        18

SUBACCOUNT NFGR1 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NFMC1 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT NFOV1 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NRES1 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                         8

SUBACCOUNT NSMC1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT NVAS1 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NMSS1 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        42

SUBACCOUNT NINT1 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT NGRS1 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NNDS1 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTRS1 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NSUT1 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOCA1 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NOGS1 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.55
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOHI1 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                        10

SUBACCOUNT NOSM1 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT NSTB1 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        48

SUBACCOUNT NGIN1 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        11

SUBACCOUNT NIGR1 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

SUBACCOUNT NPRE1 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NVIS1 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NBND2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                       160

SUBACCOUNT NDEI2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NGRO2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDM2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSVA2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSPF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                       159

SUBACCOUNT NFIF2 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                       136

SUBACCOUNT NABA2 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                        10

SUBACCOUNT NAAD2 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

SUBACCOUNT NAVA2 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NGIP2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                       147

SUBACCOUNT NPRG2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTEC2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAGR2 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        33

SUBACCOUNT NFCO2 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                       331

SUBACCOUNT NFGR2 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT NFMC2 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                        58

SUBACCOUNT NFOV2 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                        14

SUBACCOUNT NRES2 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSMC2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                        28

SUBACCOUNT NVAS2 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                        25

SUBACCOUNT NMSS2 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                       260

SUBACCOUNT NINT2 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT NGRS2 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        55

SUBACCOUNT NNDS2 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        20

SUBACCOUNT NTRS2 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                       397

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NSUT2 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        42

SUBACCOUNT NOCA2 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                       125

SUBACCOUNT NOGS2 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.55
Number of accumulation units outstanding at end of period (000 omitted)                                                        19

SUBACCOUNT NOHI2 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

SUBACCOUNT NOSM2 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                        27

SUBACCOUNT NSTB2 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       200

SUBACCOUNT NGIN2 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NIGR2 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NPRE2 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NVIS2 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NBND3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NDEI3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGRO3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDM3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSVA3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSPF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFIF3 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NABA3 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAAD3 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAVA3 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGIP3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NPRG3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTEC3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAGR3 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFCO3 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFGR3 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                        15

SUBACCOUNT NFMC3 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT NFOV3 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NRES3 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSMC3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                        15

SUBACCOUNT NVAS3 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NMSS3 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NINT3 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGRS3 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDS3 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        15

SUBACCOUNT NTRS3 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        20

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NSUT3 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOCA3 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                        17

SUBACCOUNT NOGS3 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                         7

SUBACCOUNT NOHI3 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOSM3 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                        10

SUBACCOUNT NSTB3 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGIN3 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        22

SUBACCOUNT NIGR3 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT NPRE3 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NVIS3 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT NBND4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NDEI4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGRO4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDM4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSVA4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.50
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSPF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT NFIF4 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NABA4 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                        20

SUBACCOUNT NAAD4 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NAVA4 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGIP4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NPRG4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        22

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTEC4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAGR4 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        11

SUBACCOUNT NFCO4 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                         8

SUBACCOUNT NFGR4 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFMC4 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                        22

SUBACCOUNT NFOV4 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NRES4 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT NSMC4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                        16

SUBACCOUNT NVAS4 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NMSS4 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NINT4 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.43
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NGRS4 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NNDS4 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NTRS4 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                         6

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NSUT4 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOCA4 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                         8

SUBACCOUNT NOGS4 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOHI4 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NOSM4 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT NSTB4 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NGIN4 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NIGR4 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NPRE4 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NVIS4 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                         5

SUBACCOUNT NBND5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                       119

SUBACCOUNT NDEI5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                        14

SUBACCOUNT NGRO5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        13

SUBACCOUNT NNDM5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSVA5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.49
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NSPF5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        72

SUBACCOUNT NFIF5 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                       271

SUBACCOUNT NABA5 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                        19

SUBACCOUNT NAAD5 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        15

SUBACCOUNT NAVA5 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NGIP5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                        35

SUBACCOUNT NPRG5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTEC5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                         8

SUBACCOUNT NAGR5 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.20
Number of accumulation units outstanding at end of period (000 omitted)                                                        49

SUBACCOUNT NFCO5 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                       177

SUBACCOUNT NFGR5 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT NFMC5 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                        58

SUBACCOUNT NFOV5 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NRES5 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                        18

SUBACCOUNT NSMC5 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2 ) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                        71

SUBACCOUNT NVAS5 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                         8

SUBACCOUNT NMSS5 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                       171

SUBACCOUNT NINT5 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                        17

SUBACCOUNT NGRS5 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDS5 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NTRS5 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                       227

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NSUT5 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOCA5 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                       166

SUBACCOUNT NOGS5 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NOHI5 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                        26

SUBACCOUNT NOSM5 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                        28

SUBACCOUNT NSTB5 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                       137

SUBACCOUNT NGIN5 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                         7

SUBACCOUNT NIGR5 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NPRE5 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NVIS5 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                          2003    2002    2001    2000    1999    1998    1997
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ICR (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - CAPITAL RESOURCE FUND) (10/24/1997)
Accumulation unit value at beginning of period                            $  0.76 $  0.99 $  1.23 $  1.51 $  1.24 $  1.01 $  1.00
Accumulation unit value at end of period                                  $  0.97 $  0.76 $  0.99 $  1.23 $  1.51 $  1.24 $  1.01
Number of accumulation units outstanding at end of period (000 omitted)       584     650     963     970     861     753      --

SUBACCOUNT IMS (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - CASH MANAGEMENT FUND) (10/24/1997)
Accumulation unit value at beginning of period                            $  1.07 $  1.08 $  1.05 $  1.01 $  1.01 $  1.00 $  1.00
Accumulation unit value at end of period                                  $  1.06 $  1.07 $  1.08 $  1.05 $  1.01 $  1.01 $  1.00
Number of accumulation units outstanding at end of period (000 omitted)        41      47      50      59      --      13      --

SUBACCOUNT ISI (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - DIVERSIFIED BOND FUND) (10/24/1997)
Accumulation unit value at beginning of period                            $  1.12 $  1.08 $  1.01 $  0.97 $  0.97 $  0.97 $  1.00
Accumulation unit value at end of period                                  $  1.15 $  1.12 $  1.08 $  1.01 $  0.97 $  0.97 $  0.97
Number of accumulation units outstanding at end of period (000 omitted)       701     794     943   1,016     898     566      --

SUBACCOUNT NDEI6 (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.52      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         1      --      --      --      --      --      --

SUBACCOUNT NGRO6 (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.25      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT IIE (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - INTERNATIONAL FUND) (10/24/1997)
Accumulation unit value at beginning of period                            $  0.67 $  0.83 $  1.18 $  1.60 $  1.11 $  0.97 $  1.00
Accumulation unit value at end of period                                  $  0.85 $  0.67 $  0.83 $  1.18 $  1.60 $  1.11 $  0.97
Number of accumulation units outstanding at end of period (000 omitted)       222     231     257     192     143      56      --

SUBACCOUNT IMG (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - MANAGED FUND) (10/24/1997)
Accumulation unit value at beginning of period                            $  0.89 $  1.03 $  1.17 $  1.22 $  1.07 $  0.97 $  1.00
Accumulation unit value at end of period                                  $  1.05 $  0.89 $  1.03 $  1.17 $  1.22 $  1.07 $  0.97
Number of accumulation units outstanding at end of period (000 omitted)     2,090   2,318   2,216   2,219   1,962   1,650      --

SUBACCOUNT IGD (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - NEW DIMENSIONS FUND(R)) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.85 $  1.10 $  1.34 $  1.50 $  1.15 $  1.00      --
Accumulation unit value at end of period                                  $  1.04 $  0.85 $  1.10 $  1.34 $  1.50 $  1.15      --
Number of accumulation units outstanding at end of period (000 omitted)       150     155     151     119      88       4      --

SUBACCOUNT NSVA6 (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.49      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         2      --      --      --      --      --      --

SUBACCOUNT NSPF6 (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.33      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NFIF6 (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  0.99      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        10      --      --      --      --      --      --

SUBACCOUNT IAG (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - STRATEGY AGGRESSIVE FUND) (10/24/1997)
Accumulation unit value at beginning of period                            $  0.56 $  0.83 $  1.26 $  1.57 $  0.93 $  0.92 $  1.00
Accumulation unit value at end of period                                  $  0.71 $  0.56 $  0.83 $  1.26 $  1.57 $  0.93 $  0.92
Number of accumulation units outstanding at end of period (000 omitted)       476     511     626     438     427     269      --

SUBACCOUNT NABA6 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE
FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.45      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        29      --      --      --      --      --      --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                          2003    2002    2001    2000    1999    1998    1997
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NAAD6 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT
FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.41      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT IGN (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND,
SERIES I SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.81 $  0.98 $  1.28 $  1.52 $  1.15 $  1.00      --
Accumulation unit value at end of period                                  $  1.00 $  0.81 $  0.98 $  1.28 $  1.52 $  1.15      --
Number of accumulation units outstanding at end of period (000 omitted)       775     866     932     724     381       6      --

SUBACCOUNT IIN (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL GROWTH
FUND, SERIES I SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.72 $  0.87 $  1.15 $  1.59 $  1.04 $  1.00      --
Accumulation unit value at end of period                                  $  0.92 $  0.72 $  0.87 $  1.15 $  1.59 $  1.04      --
Number of accumulation units outstanding at end of period (000 omitted)       258     270     344     266     230       4      --

SUBACCOUNT IVA (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND,
SERIES I SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.74 $  1.08 $  1.25 $  1.48 $  1.16 $  1.00      --
Accumulation unit value at end of period                                  $  0.91 $  0.74 $  1.08 $  1.25 $  1.48 $  1.16      --
Number of accumulation units outstanding at end of period (000 omitted)       671     703     889     761     482       8      --

SUBACCOUNT NAVA6 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY
FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.28      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NGIP6 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH
AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.37      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         4      --      --      --      --      --      --

SUBACCOUNT NPRG6 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER
GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.28      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        37      --      --      --      --      --      --

SUBACCOUNT NTEC6 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY
PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.41      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NAGR6 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL
RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.17      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT IIG (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INCOME &
GROWTH, CLASS I) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.81 $  1.02 $  1.13 $  1.28 $  1.10 $  1.00      --
Accumulation unit value at end of period                                  $  1.03 $  0.81 $  1.02 $  1.13 $  1.28 $  1.10      --
Number of accumulation units outstanding at end of period (000 omitted)       318     389     403     278     180       8      --

SUBACCOUNT IVL (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE,
CLASS I) (11/4/1998)
Accumulation unit value at beginning of period                            $  1.09 $  1.26 $  1.13 $  0.97 $  1.00 $  1.00      --
Accumulation unit value at end of period                                  $  1.38 $  1.09 $  1.26 $  1.13 $  0.97 $  1.00      --
Number of accumulation units outstanding at end of period (000 omitted)       168     184     192     199     116       3      --

SUBACCOUNT NFCO6 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R)
PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.33      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NFGR6 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH
PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.38      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         6      --      --      --      --      --      --

SUBACCOUNT NFMC6 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP
PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.48      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        29      --      --      --      --      --      --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                          2003    2002    2001    2000    1999    1998    1997
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NFOV6 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS
PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.57      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NRES6 (INVESTING IN SHARES OF FTVIPT FRANKLIN
REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.35      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NSMC6 (INVESTING IN SHARES OF FTVIPT FRANKLIN
SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.47      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         3      --      --      --      --      --      --

SUBACCOUNT NVAS6 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL
CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.48      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         2      --      --      --      --      --      --

SUBACCOUNT NMSS6 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES
SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.27      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       134      --      --      --      --      --      --

SUBACCOUNT NINT6 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN
SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.43      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         2      --      --      --      --      --      --

SUBACCOUNT ISB (INVESTING IN SHARES OF JANUS ASPEN SERIES
BALANCED PORTFOLIO: INSTITUTIONAL SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  1.21 $  1.31 $  1.39 $  1.44 $  1.15 $  1.00      --
Accumulation unit value at end of period                                  $  1.36 $  1.21 $  1.31 $  1.39 $  1.44 $  1.15      --
Number of accumulation units outstanding at end of period (000 omitted)     2,892   3,214   3,536   3,145   1,783      37      --

SUBACCOUNT IWG (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE
GROWTH PORTFOLIO: INSTITUTIONAL SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.85 $  1.16 $  1.51 $  1.82 $  1.12 $  1.00      --
Accumulation unit value at end of period                                  $  1.04 $  0.85 $  1.16 $  1.51 $  1.82 $  1.12      --
Number of accumulation units outstanding at end of period (000 omitted)       636     677     746     648     280      11      --

SUBACCOUNT NGRS6 (INVESTING IN SHARES OF MFS(R) INVESTORS
GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.25      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NNDS6 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY
SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.40      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NTRS6 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN
SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.17      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        13      --      --      --      --      --      --

SUBACCOUNT NSUT6 (INVESTING IN SHARES OF MFS(R) UTILITIES
SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.33      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT IEQ (INVESTING IN SHARES OF
OPCAP EQUITY PORTFOLIO) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.80 $  1.03 $  1.13 $  1.04 $  1.03 $  1.00      --
Accumulation unit value at end of period                                  $  1.02 $  0.80 $  1.03 $  1.13 $  1.04 $  1.03      --
Number of accumulation units outstanding at end of period (000 omitted)       143     149     162     164     101       3      --

SUBACCOUNT IMD (INVESTING IN SHARES OF
OPCAP MANAGED PORTFOLIO) (10/27/1997)
Accumulation unit value at beginning of period                            $  0.94 $  1.15 $  1.22 $  1.13 $  1.09 $  1.03 $  1.00
Accumulation unit value at end of period                                  $  1.13 $  0.94 $  1.15 $  1.22 $  1.13 $  1.09 $  1.03
Number of accumulation units outstanding at end of period (000 omitted)       941     989   1,278   1,378   1,293   1,274      --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                          2003    2002    2001    2000    1999    1998    1997
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ISC (INVESTING IN SHARES OF
OPCAP SMALL CAP PORTFOLIO) (11/4/1998)
Accumulation unit value at beginning of period                            $  1.16 $  1.50 $  1.41 $  0.99 $  1.02 $  1.00      --
Accumulation unit value at end of period                                  $  1.63 $  1.16 $  1.50 $  1.41 $  0.99 $  1.02      --
Number of accumulation units outstanding at end of period (000 omitted)       154     148     177     187     125       8      --

SUBACCOUNT IUS (INVESTING IN SHARES OF OPCAP U.S. GOVERNMENT
INCOME PORTFOLIO) (10/27/1997)
Accumulation unit value at beginning of period                            $  1.30 $  1.20 $  1.14 $  1.05 $  1.08 $  1.01 $  1.00
Accumulation unit value at end of period                                  $  1.29 $  1.30 $  1.20 $  1.14 $  1.05 $  1.08 $  1.01
Number of accumulation units outstanding at end of period (000 omitted)       750     812     974     986   1,070   1,042      --

SUBACCOUNT IGR (INVESTING IN SHARES OF OPPENHEIMER CAPITAL
APPRECIATION FUND/VA) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.97 $  1.35 $  1.56 $  1.59 $  1.14 $  1.00      --
Accumulation unit value at end of period                                  $  1.26 $  0.97 $  1.35 $  1.56 $  1.59 $  1.14      --
Number of accumulation units outstanding at end of period (000 omitted)       633     657     742     507     329      12      --

SUBACCOUNT NOCA6 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL
APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.36      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         8      --      --      --      --      --      --

SUBACCOUNT NOGS6 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL
SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.54      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT IHI (INVESTING IN SHARES OF OPPENHEIMER
HIGH INCOME FUND/VA) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.99 $  1.02 $  1.02 $  1.07 $  1.04 $  1.00      --
Accumulation unit value at end of period                                  $  1.21 $  0.99 $  1.02 $  1.02 $  1.07 $  1.04      --
Number of accumulation units outstanding at end of period (000 omitted)       280     318     408     344     253       6      --

SUBACCOUNT NOHI6 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA,
SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.18      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         4      --      --      --      --      --      --

SUBACCOUNT NOSM6 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET
SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.53      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         3      --      --      --      --      --      --

SUBACCOUNT NSTB6 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND
FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)       141      --      --      --      --      --      --

SUBACCOUNT IDI (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME
FUND - CLASS IA SHARES) (10/27/1997)
Accumulation unit value at beginning of period                            $  1.05 $  1.00 $  0.98 $  0.99 $  0.99 $  1.01 $  1.00
Accumulation unit value at end of period                                  $  1.24 $  1.05 $  1.00 $  0.98 $  0.99 $  0.99 $  1.01
Number of accumulation units outstanding at end of period (000 omitted)       290     372     472     546     605     662      --

SUBACCOUNT IPD (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME
FUND - CLASS IB SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  1.08 $  1.03 $  1.01 $  1.03 $  1.02 $  1.00      --
Accumulation unit value at end of period                                  $  1.28 $  1.08 $  1.03 $  1.01 $  1.03 $  1.02      --
Number of accumulation units outstanding at end of period (000 omitted)       451     546     676     553     428      14      --

SUBACCOUNT IGI (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME
FUND - CLASS IA SHARES) (10/27/1997)
Accumulation unit value at beginning of period                            $  0.96 $  1.20 $  1.30 $  1.21 $  1.21 $  1.07 $  1.00
Accumulation unit value at end of period                                  $  1.21 $  0.96 $  1.20 $  1.30 $  1.21 $  1.21 $  1.07
Number of accumulation units outstanding at end of period (000 omitted)       731     878   1,284   1,528   1,585   1,538      --

SUBACCOUNT IPG (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME
FUND - CLASS IB SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.83 $  1.04 $  1.13 $  1.06 $  1.06 $  1.00      --
Accumulation unit value at end of period                                  $  1.05 $  0.83 $  1.04 $  1.13 $  1.06 $  1.06      --
Number of accumulation units outstanding at end of period (000 omitted)     1,479   1,621   1,769   1,720     866      17      --

SUBACCOUNT IHY (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD
FUND - CLASS IA SHARES) (10/27/1997)
Accumulation unit value at beginning of period                            $  0.90 $  0.91 $  0.89 $  0.99 $  0.94 $  1.02 $  1.00
Accumulation unit value at end of period                                  $  1.12 $  0.90 $  0.91 $  0.89 $  0.99 $  0.94 $  1.02
Number of accumulation units outstanding at end of period (000 omitted)       390     473     674     770     859   1,150      --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                          2003    2002    2001    2000    1999    1998    1997
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPH (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND -
CLASS IB SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.98 $  1.00 $  0.98 $  1.08 $  1.04 $  1.00      --
Accumulation unit value at end of period                                  $  1.22 $  0.98 $  1.00 $  0.98 $  1.08 $  1.04      --
Number of accumulation units outstanding at end of period (000 omitted)       221     263     324     305     235      14      --

SUBACCOUNT NIGR6 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.39      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        30      --      --      --      --      --      --

SUBACCOUNT INO (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES
FUND - CLASS IA SHARES) (10/27/1997)
Accumulation unit value at beginning of period                            $  0.75 $  1.09 $  1.57 $  2.16 $  1.29 $  1.05 $  1.00
Accumulation unit value at end of period                                  $  0.98 $  0.75 $  1.09 $  1.57 $  2.16 $  1.29 $  1.05
Number of accumulation units outstanding at end of period (000 omitted)       261     317     513     516     471     411      --

SUBACCOUNT NPRE6 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND -
CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.33      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)        --      --      --      --      --      --      --

SUBACCOUNT NVIS6 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                            $  1.00      --      --      --      --      --      --
Accumulation unit value at end of period                                  $  1.37      --      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)         1      --      --      --      --      --      --

SUBACCOUNT IPV (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND -
CLASS IB SHARES) (11/4/1998)
Accumulation unit value at beginning of period                            $  0.83 $  1.14 $  1.50 $  1.82 $  1.17 $  1.00      --
Accumulation unit value at end of period                                  $  1.02 $  0.83 $  1.14 $  1.50 $  1.82 $  1.17      --
Number of accumulation units outstanding at end of period (000 omitted)       995   1,116   1,324   1,073     538      14      --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH  MANAGEMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NBND7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NDEI7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.52
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGRO7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDM7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSVA7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.49
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSPF7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NFIF7 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NABA7 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAAD7 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAVA7 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGIP7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NPRG7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTEC7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.41
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NAGR7 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFCO7 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFGR7 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFMC7 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFOV7 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NRES7 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSMC7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NVAS7 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NMSS7 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NINT7 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.42
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGRS7 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDS7 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NTRS7 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NSUT7 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOCA7 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOGS7 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NOHI7 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NOSM7 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NSTB7 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NGIN7 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.34
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NIGR7 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NPRE7 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NVIS7 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.37
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NCMG8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NBND8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                        28

SUBACCOUNT NDEI8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.51
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NGRO8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.24
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NNDM8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.26
Number of accumulation units outstanding at end of period (000 omitted)                                                         2

SUBACCOUNT NSVA8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.49
Number of accumulation units outstanding at end of period (000 omitted)                                                         3

SUBACCOUNT NSPF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        29

SUBACCOUNT NFIF8 (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NABA8 (INVESTING IN SHARES OF AIM V.I. BASIC VALUE FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT NAAD8 (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NAVA8 (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NGIP8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                       283

SUBACCOUNT NPRG8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.28
Number of accumulation units outstanding at end of period (000 omitted)                                                        35

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTEC8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        30

SUBACCOUNT NAGR8 (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B)) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFCO8 (INVESTING IN SHARES OF FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        26

SUBACCOUNT NFGR8 (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NFMC8 (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.47
Number of accumulation units outstanding at end of period (000 omitted)                                                       321

SUBACCOUNT NFOV8 (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.57
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NRES8 (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.38
Number of accumulation units outstanding at end of period (000 omitted)                                                        21

SUBACCOUNT NSMC8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.46
Number of accumulation units outstanding at end of period (000 omitted)                                                        65

SUBACCOUNT NVAS8 (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.48
Number of accumulation units outstanding at end of period (000 omitted)                                                         8

SUBACCOUNT NMSS8 (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.27
Number of accumulation units outstanding at end of period (000 omitted)                                                        68

SUBACCOUNT NINT8 (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.45
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT NGRS8 (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.25
Number of accumulation units outstanding at end of period (000 omitted)                                                         4

SUBACCOUNT NNDS8 (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.40
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NTRS8 (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.17
Number of accumulation units outstanding at end of period (000 omitted)                                                        80

                         ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                          2003
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NSUT8 (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NOCA8 (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.35
Number of accumulation units outstanding at end of period (000 omitted)                                                         9

SUBACCOUNT NOGS8 (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.54
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NOHI8 (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.18
Number of accumulation units outstanding at end of period (000 omitted)                                                         1

SUBACCOUNT NOSM8 (INVESTING IN SHARES OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.53
Number of accumulation units outstanding at end of period (000 omitted)                                                       268

SUBACCOUNT NSTB8 (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)                                                        75

SUBACCOUNT NGIN8 (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NIGR8 (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.39
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NPRE8 (INVESTING IN SHARES OF PUTNAM VT RESEARCH FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.33
Number of accumulation units outstanding at end of period (000 omitted)                                                        --

SUBACCOUNT NVIS8 (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES) (3/17/2003)
Accumulation unit value at beginning of period                                                                            $  1.00
Accumulation unit value at end of period                                                                                  $  1.36
Number of accumulation units outstanding at end of period (000 omitted)                                                         8

                         ACL VARIABLE ANNUITY ACCOUNT 2

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 320 segregated asset subaccounts of ACL Variable Annuity Account 2, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 320 segregated asset subaccounts of ACL Variable Annuity Account 2, referred to in Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 19, 2004

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003                                              ICR           NCMG1          NCMG2          NCMG3           NCMG4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    808,582   $      1,000   $        999   $        998   $      5,649
                                                           ------------------------------------------------------------------------
    at market value                                        $    568,377   $      1,000   $        999   $        998   $      5,649
Dividends receivable                                                 --             --             --             --              2
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    568,377          1,000            999            998          5,651
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  642              1             --             --              6
    Administrative charge                                            77             --             --             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   719              1             --             --              7
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       567,658             --             --             --          5,146
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --            999            999            998            498
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    567,658   $        999   $        999   $        998   $      5,644
===================================================================================================================================
Accumulation units outstanding                                  583,669             --             --             --          5,191
===================================================================================================================================
Net asset value per accumulation unit                      $       0.97   $       0.99   $       0.99   $       0.99   $       0.99
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NCMG5           IMS           NCMG7           NCMG8          NBND1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      5,029   $     36,620   $      1,492   $        998   $      2,032
                                                           ------------------------------------------------------------------------
    at market value                                        $      5,029   $     36,620   $      1,492   $        998   $      2,034
Dividends receivable                                                  2             15              1             --              4
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --          7,289             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,031         43,924          1,493            998          2,038
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    6             42              3              1              1
    Administrative charge                                             1              5             --             --             --
    Contract terminations                                            --             11             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     7             58              3              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,024         43,866          1,490             --          1,022
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --            997          1,015
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,024   $     43,866   $      1,490   $        997   $      2,037
===================================================================================================================================
Accumulation units outstanding                                    5,070         41,193          1,507             --          1,012
===================================================================================================================================
Net asset value per accumulation unit                      $       0.99   $       1.06   $       0.99   $       0.99   $       1.01
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NBND2          NBND3          NBND4          NBND5           ISI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    161,529   $      1,008   $      2,306   $    119,786   $    819,201
                                                           ------------------------------------------------------------------------
    at market value                                        $    161,751   $      1,013   $      2,314   $    119,790   $    799,504
Dividends receivable                                                507              3              7            371          2,553
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --          7,269
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    162,258          1,016          2,321        120,161        809,326
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  137              1              2            126            904
    Administrative charge                                            22             --             --             16            109
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   159              1              2            142          1,013
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       162,099             --          1,305        120,019        808,313
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --          1,015          1,014             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    162,099   $      1,015   $      2,319   $    120,019   $    808,313
===================================================================================================================================
Accumulation units outstanding                                  160,118             --          1,296        119,251        700,954
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.01   $       1.01   $       1.01   $       1.15
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NBND7          NBND8          NDEI1          NDEI2          NDEI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     28,857   $     10,990   $      2,607   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,487   $     28,949   $     13,200   $      3,188   $         24
Dividends receivable                                                  5             88             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,492         29,037         13,200          3,188             24
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    3             37             10              3             --
    Administrative charge                                            --              4              2             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3             41             12              3             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,489         27,984         13,188          3,185             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --          1,012             --             --             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,489   $     28,996   $     13,188   $      3,185   $         24
===================================================================================================================================
Accumulation units outstanding                                    1,482         27,896          8,666          2,094             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.00   $       1.52   $       1.52   $       1.52
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NDEI4          NDEI5          NDEI6          NDEI7          NDEI8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     19,668   $      1,897   $         20   $      1,145
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $     21,530   $      2,060   $         24   $      1,219
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24         21,530          2,060             24          1,219
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             23              3             --              1
    Administrative charge                                            --              3             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             26              3             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         21,480          2,033             --          1,194
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             24             24             24             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $     21,504   $      2,057   $         24   $      1,218
===================================================================================================================================
Accumulation units outstanding                                       --         14,153          1,341             --            788
===================================================================================================================================
Net asset value per accumulation unit                      $       1.52   $       1.52   $       1.52   $       1.52   $       1.51
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NGRO1          NGRO2          NGRO3          NGRO4          NGRO5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $         10   $         10   $         10   $     15,247
                                                           ------------------------------------------------------------------------
    at market value                                        $         11   $         11   $         11   $         11   $     16,064
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         11             11             11             11         16,064
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --             --             --             18
    Administrative charge                                            --             --             --             --              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --             --         16,044
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             11             11             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         11   $         11   $         11   $         11   $     16,044
===================================================================================================================================
Accumulation units outstanding                                       --             --             --             --         12,876
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       1.25   $       1.25   $       1.25   $       1.25
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NGRO6          NGRO7          NGRO8           IIE            IMG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $         10   $         10   $    264,408   $  2,577,338
                                                           ------------------------------------------------------------------------
    at market value                                        $         11   $         11   $         11   $    187,743   $  2,199,193
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         11             11             11        187,743      2,199,193
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --             --            213          2,506
    Administrative charge                                            --             --             --             25            301
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --            238          2,807
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --        187,505      2,196,386
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             11             11             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         11   $         11   $         11   $    187,505   $  2,196,386
===================================================================================================================================
Accumulation units outstanding                                       --             --             --        221,658      2,089,591
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       1.24   $       1.24   $       0.85   $       1.05
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NNDM1          NNDM2          NNDM3          NNDM4          NNDM5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $         20   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $         22   $         22   $         22   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22             22             22             22             22
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --             --             --             --
    Administrative charge                                            --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             22             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $         22   $         22   $         22   $         22
===================================================================================================================================
Accumulation units outstanding                                       --             --             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.26   $       1.26   $       1.26   $       1.26
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  IGD           NNDM7          NNDM8          NSVA1           NSVA2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    183,427   $         20   $      2,433   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $    156,289   $         22   $      2,515   $         24   $         24
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    156,289             22          2,515             24             24
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  176             --              2             --             --
    Administrative charge                                            21             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   197             --              2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       156,092             --          2,491             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             22             22             24             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    156,092   $         22   $      2,513   $         24   $         24
===================================================================================================================================
Accumulation units outstanding                                  149,643             --          1,980             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       1.26   $       1.26   $       1.50   $       1.50
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NSVA3          NSVA4          NSVA5          NSVA6          NSVA7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $      5,299   $      2,654   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $         24   $      6,206   $      3,214   $         24
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24             24          6,206          3,214             24
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --              6              4             --
    Administrative charge                                            --             --              1             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --              7              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --          6,199          3,210             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             24             --             --             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $         24   $      6,199   $      3,210   $         24
===================================================================================================================================
Accumulation units outstanding                                       --             --          4,147          2,148             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.50   $       1.50   $       1.49   $       1.49   $       1.49
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NSVA8          NSPF1          NSPF2          NSPF3          NSPF4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      4,833   $      1,833   $    198,918   $         10   $      3,433
                                                           ------------------------------------------------------------------------
    at market value                                        $      4,984   $      1,866   $    211,386   $         11   $      3,661
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      4,984          1,866        211,386             11          3,661
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    4             --            181             --              4
    Administrative charge                                            --             --             29             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4             --            210             --              4
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         4,956          1,855        211,165             --          3,646
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             11             11             11             11
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      4,980   $      1,866   $    211,176   $         11   $      3,657
===================================================================================================================================
Accumulation units outstanding                                    3,324          1,392        158,591             --          2,743
===================================================================================================================================
Net asset value per accumulation unit                      $       1.49   $       1.33   $       1.33   $       1.33   $       1.33
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NSPF5          NSPF6          NSPF7          NSPF8          NFIF1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     90,443   $         10   $      1,499   $     35,255   $     11,517
                                                           ------------------------------------------------------------------------
    at market value                                        $     95,405   $         11   $      1,708   $     38,215   $     11,489
Dividends receivable                                                 --             --             --             --             25
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     95,405             11          1,708         38,215         11,514
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   82             --              3             49              8
    Administrative charge                                            10             --             --              5              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    92             --              3             54             10
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        95,302             --          1,705         38,150         11,303
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             11             --             11            201
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     95,313   $         11   $      1,705   $     38,161   $     11,504
===================================================================================================================================
Accumulation units outstanding                                   71,723             --          1,286         28,778         11,368
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.33   $       1.33   $       1.33   $       0.99
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFIF2          NFIF3          NFIF4          NFIF5          NFIF6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    135,009   $      1,916   $      2,312   $    269,388   $      9,777
                                                           ------------------------------------------------------------------------
    at market value                                        $    135,013   $      1,888   $      2,305   $    268,775   $      9,621
Dividends receivable                                                296              4              5            577             21
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    135,309          1,892          2,310        269,352          9,642
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  117              2              2            286             11
    Administrative charge                                            18             --             --             36              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   135              2              2            322             12
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       135,174          1,890          1,306        269,030          9,630
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --          1,002             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    135,174   $      1,890   $      2,308   $    269,030   $      9,630
===================================================================================================================================
Accumulation units outstanding                                  135,710          1,900          1,316        271,217          9,705
===================================================================================================================================
Net asset value per accumulation unit                      $       1.00   $       1.00   $       0.99   $       0.99   $       0.99
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFIF7          NFIF8           IAG           NABA1          NABA2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,510   $      1,006   $    577,699   $      3,454   $     12,919
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,491   $      1,001   $    337,336   $      3,661   $     14,918
Dividends receivable                                                  3              2             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --              2             15
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,494          1,003        337,336          3,663         14,933
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    2              1            381              2             13
    Administrative charge                                            --             --             46             --              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2              1            427              2             15
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,492             --        336,909          3,638         14,918
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --          1,002             --             23             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,492   $      1,002   $    336,909   $      3,661   $     14,918
===================================================================================================================================
Accumulation units outstanding                                    1,507             --        475,765          2,499         10,256
===================================================================================================================================
Net asset value per accumulation unit                      $       0.99   $       0.99   $       0.71   $       1.46   $       1.45
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NABA3          NABA4          NABA5          NABA6          NABA7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     24,956   $     24,610   $     37,211   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $     29,025   $     27,537   $     41,616   $         23
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             34             33             53             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23         29,059         27,570         41,669             23
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             30             29             47             --
    Administrative charge                                            --              4              4              6             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             34             33             53             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         29,002         27,537         41,593             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             23             --             23             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $     29,025   $     27,537   $     41,616   $         23
===================================================================================================================================
Accumulation units outstanding                                       --         19,962         18,969         28,663             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.45   $       1.45   $       1.45   $       1.45   $       1.45
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NABA8          NAAD1          NAAD2          NAAD3          NAAD4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     11,912   $         20   $      7,949   $         20   $      1,776
                                                           ------------------------------------------------------------------------
    at market value                                        $     12,514   $         23   $      8,340   $         23   $      1,842
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               9             --              8             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     12,523             23          8,348             23          1,843
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    8             --              7             --              1
    Administrative charge                                             1             --              1             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9             --              8             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        12,514             --          8,317             --          1,819
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             23             23             23             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     12,514   $         23   $      8,340   $         23   $      1,842
===================================================================================================================================
Accumulation units outstanding                                    8,637             --          5,901             --          1,293
===================================================================================================================================
Net asset value per accumulation unit                      $       1.45   $       1.41   $       1.41   $       1.41   $       1.41
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  NAAD5          NAAD6          NAAD7          NAAD8          IGN
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     19,523   $         20   $         20   $      4,817   $    944,109
                                                           ------------------------------------------------------------------------
    at market value                                        $     20,992   $         23   $         23   $      4,976   $    772,014
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              26             --             --              3          1,005
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     21,018             23             23          4,979        773,019
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   23             --             --              3            894
    Administrative charge                                             3             --             --             --            107
    Contract terminations                                            --             --             --             --              4
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    26             --             --              3          1,005
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        20,992             --             --          4,953        772,014
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             23             23             23             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     20,992   $         23   $         23   $      4,976   $    772,014
===================================================================================================================================
Accumulation units outstanding                                   14,924             --             --          3,530        774,747
===================================================================================================================================
Net asset value per accumulation unit                      $       1.41   $       1.41   $       1.40   $       1.40   $       1.00
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  IIN            IVA           NAVA1          NAVA2          NAVA3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    303,908   $    855,014   $         20   $      4,784   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $    236,572   $    612,166   $         22   $      5,372   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                  1,857             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             300            780             --              5             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    238,729        612,946             22          5,377             22
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  268            696             --              4             --
    Administrative charge                                            32             84             --              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,857             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,157            780             --              5             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       236,572        612,166             --          5,372             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             22             --             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    236,572   $    612,166   $         22   $      5,372   $         22
===================================================================================================================================
Accumulation units outstanding                                  257,511        670,922             --          4,191             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.92   $       0.91   $       1.28   $       1.28   $       1.28
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NAVA4          NAVA5          NAVA6          NAVA7          NAVA8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      2,412   $         20   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $      2,536   $         22   $         22   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --              2             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22          2,538             22             22             22
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --              2             --             --             --
    Administrative charge                                            --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              2             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          2,514             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             22             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $      2,536   $         22   $         22   $         22
===================================================================================================================================
Accumulation units outstanding                                       --          1,966             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.28   $       1.28   $       1.28   $       1.28   $       1.28
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NGIP1          NGIP2          NGIP3          NGIP4          NGIP5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,330   $    186,414   $         30   $      4,911   $     43,346
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,355   $    201,184   $         34   $      5,442   $     47,764
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            195             --              6             59
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,355        201,379             34          5,448         47,823
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --            168             --              5             52
    Administrative charge                                            --             27             --              1              7
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            195             --              6             59
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,322        201,151             --          5,409         47,764
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  33             33             34             33             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,355   $    201,184   $         34   $      5,442   $     47,764
===================================================================================================================================
Accumulation units outstanding                                      967        147,296             --          3,960         34,756
===================================================================================================================================
Net asset value per accumulation unit                      $       1.37   $       1.37   $       1.36   $       1.36   $       1.37
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NGIP6          NGIP7          NGIP8          NPRG1          NPRG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      4,494   $         30   $    344,739   $      2,141   $      8,135
                                                           ------------------------------------------------------------------------
    at market value                                        $      4,897   $         34   $    384,639   $      2,239   $      8,296
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               6             --            578              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      4,903             34        385,217          2,241          8,298
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    5             --            525              2              2
    Administrative charge                                             1             --             53             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6             --            578              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         4,897             --        384,606          2,207          8,264
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             34             33             32             32
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      4,897   $         34   $    384,639   $      2,239   $      8,296
===================================================================================================================================
Accumulation units outstanding                                    3,565             --        282,823          1,721          6,453
===================================================================================================================================
Net asset value per accumulation unit                      $       1.37   $       1.36   $       1.36   $       1.28   $       1.28
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NPRG3          NPRG4          NPRG5          NPRG6          NPRG7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         30   $     24,901   $      2,526   $     43,859   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $         32   $     27,560   $      2,593   $     46,751   $         32
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             32              3             60             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         32         27,592          2,596         46,811             32
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             28              3             54             --
    Administrative charge                                            --              4             --              6             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             32              3             60             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         27,528          2,561         46,719             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  32             32             32             32             32
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         32   $     27,560   $      2,593   $     46,751   $         32
===================================================================================================================================
Accumulation units outstanding                                       --         21,523          2,003         36,570             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.28   $       1.28   $       1.28   $       1.28   $       1.28
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NPRG8          NTEC1          NTEC2          NTEC3          NTEC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     41,512   $      2,156   $         20   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $     44,256   $      2,251   $         23   $         23   $         23
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              62              2             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     44,318          2,253             23             23             23
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   56              2             --             --             --
    Administrative charge                                             6             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    62              2             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        44,256          2,228             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             23             23             23             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     44,256   $      2,251   $         23   $         23   $         23
===================================================================================================================================
Accumulation units outstanding                                   34,711          1,578             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.28   $       1.41   $       1.41   $       1.41   $       1.41
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NTEC5          NTEC6          NTEC7          NTEC8          NAGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      9,956   $         20   $         20   $     38,369   $      2,118
                                                           ------------------------------------------------------------------------
    at market value                                        $     11,856   $         23   $         23   $     42,205   $      2,244
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              15             --             --             63              2
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     11,871             23             23         42,268          2,246
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   13             --             --             57              2
    Administrative charge                                             2             --             --              6             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    15             --             --             63              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        11,856             --             --         42,205          2,223
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             23             23             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     11,856   $         23   $         23   $     42,205   $      2,244
===================================================================================================================================
Accumulation units outstanding                                    8,419             --             --         30,041          1,893
===================================================================================================================================
Net asset value per accumulation unit                      $       1.41   $       1.41   $       1.41   $       1.40   $       1.17
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NAGR2          NAGR3          NAGR4          NAGR5          NAGR6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     36,668   $         20   $     11,768   $     56,044   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $     38,752   $         21   $     12,593   $     59,064   $         21
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              39             --             14             72             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     38,791             21         12,607         59,136             21
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   34             --             12             64             --
    Administrative charge                                             5             --              2              8             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    39             --             14             72             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        38,752             --         12,572         59,064             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             21             --             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     38,752   $         21   $     12,593   $     59,064   $         21
===================================================================================================================================
Accumulation units outstanding                                   33,039             --         10,731         49,212             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.17   $       1.17   $       1.20   $       1.17
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NAGR7          NAGR8           IIG            IVL           NFCO1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $    340,516   $    188,110   $     23,555
                                                           ------------------------------------------------------------------------
    at market value                                        $         21   $         21   $    329,141   $    231,944   $     24,527
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --            443            295             21
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         21             21        329,584        232,239         24,548
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --            396            263             18
    Administrative charge                                            --             --             47             32              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --            443            295             21
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --        329,075        231,944         24,493
Net assets applicable to contracts in payment period                 --             --             66             --             --
Net assets applicable to seed money                                  21             21             --             --             34
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         21   $         21   $    329,141   $    231,944   $     24,527
===================================================================================================================================
Accumulation units outstanding                                       --             --        318,255        167,893         18,380
===================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.17   $       1.03   $       1.38   $       1.33
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFCO2          NFCO3          NFCO4          NFCO5          NFCO6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    421,809   $         30   $      9,843   $    222,594   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $    440,490   $         34   $     10,893   $    235,503   $         34
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             338             --             12            243             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    440,828             34         10,905        235,746             34
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  292             --             11            216             --
    Administrative charge                                            46             --              1             27             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   338             --             12            243             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       440,490             --         10,859        235,503             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             34             34             --             34
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    440,490   $         34   $     10,893   $    235,503   $         34
===================================================================================================================================
Accumulation units outstanding                                  330,809             --          8,153        177,220             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.33   $       1.33   $       1.33   $       1.33
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFCO7          NFCO8          NFGR1          NFGR2          NFGR3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         30   $     31,716   $      2,152   $     12,310   $     17,089
                                                           ------------------------------------------------------------------------
    at market value                                        $         34   $     34,041   $      2,285   $     12,626   $     20,866
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             45              2             10             24
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         34         34,086          2,287         12,636         20,890
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             41              2              9             21
    Administrative charge                                            --              4             --              1              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             45              2             10             24
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         34,041          2,251         12,592         20,866
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  34             --             34             34             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         34   $     34,041   $      2,285   $     12,626   $     20,866
===================================================================================================================================
Accumulation units outstanding                                       --         25,674          1,624          9,089         15,080
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.33   $       1.39   $       1.39   $       1.38
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFGR4          NFGR5          NFGR6          NFGR7          NFGR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         30   $      4,211   $      7,440   $         32   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $         34   $      4,511   $      8,371   $         33   $         34
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --              5             11             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         34          4,516          8,382             33             34
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --              4             10             --             --
    Administrative charge                                            --              1              1             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              5             11             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          4,477          8,371             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  34             34             --             33             34
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         34   $      4,511   $      8,371   $         33   $         34
===================================================================================================================================
Accumulation units outstanding                                       --          3,238          6,057             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.38   $       1.38   $       1.38   $       1.38   $       1.38
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFMC1          NFMC2          NFMC3          NFMC4          NFMC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      6,400   $     80,572   $      3,793   $     27,150   $     78,164
                                                           ------------------------------------------------------------------------
    at market value                                        $      7,085   $     85,345   $      5,022   $     32,487   $     85,419
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               6             50              6             38             94
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      7,091         85,395          5,028         32,525         85,513
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    5             43              5             34             84
    Administrative charge                                             1              7              1              4             10
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6             50              6             38             94
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         7,049         85,345          5,022         32,451         85,419
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  36             --             --             36             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      7,085   $     85,345   $      5,022   $     32,487   $     85,419
===================================================================================================================================
Accumulation units outstanding                                    4,760         57,757          3,398         21,943         57,852
===================================================================================================================================
Net asset value per accumulation unit                      $       1.48   $       1.48   $       1.48   $       1.48   $       1.48
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFMC6          NFMC7          NFMC8          NFOV1          NFOV2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     37,561   $         30   $    408,967   $      2,134   $     19,979
                                                           ------------------------------------------------------------------------
    at market value                                        $     43,314   $         36   $    472,855   $      2,390   $     21,921
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              54             --            706              2             22
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     43,368             36        473,561          2,392         21,943
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   48             --            642              2             19
    Administrative charge                                             6             --             64             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    54             --            706              2             22
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        43,314             --        472,855          2,366         21,897
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             36             --             24             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     43,314   $         36   $    472,855   $      2,390   $     21,921
===================================================================================================================================
Accumulation units outstanding                                   29,347             --        321,023          1,503         13,924
===================================================================================================================================
Net asset value per accumulation unit                      $       1.48   $       1.47   $       1.47   $       1.57   $       1.57
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFOV3          NFOV4          NFOV5          NFOV6          NFOV7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $      5,204   $         20   $      1,775
                                                           ------------------------------------------------------------------------
    at market value                                        $         25   $         25   $      6,510   $         25   $      1,931
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --              8             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         25             25          6,518             25          1,934
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --              7             --              3
    Administrative charge                                            --             --              1             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --              8             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --          6,510             --          1,931
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  25             25             --             25             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         25   $         25   $      6,510   $         25   $      1,931
===================================================================================================================================
Accumulation units outstanding                                       --             --          4,148             --          1,233
===================================================================================================================================
Net asset value per accumulation unit                      $       1.57   $       1.57   $       1.57   $       1.57   $       1.57
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NFOV8          NRES1          NRES2          NRES3          NRES4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      9,696   $         30   $         30   $     10,564
                                                           ------------------------------------------------------------------------
    at market value                                        $         25   $     10,773   $         34   $         34   $     11,634
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             10             --             --             13
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         25         10,783             34             34         11,647
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --              9             --             --             12
    Administrative charge                                            --              1             --             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             10             --             --             13
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         10,773             --             --         11,600
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  25             --             34             34             34
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         25   $     10,773   $         34   $         34   $     11,634
===================================================================================================================================
Accumulation units outstanding                                       --          7,972             --             --          8,609
===================================================================================================================================
Net asset value per accumulation unit                      $       1.57   $       1.35   $       1.35   $       1.35   $       1.35
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NRES5          NRES6          NRES7          NRES8          NSMC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     21,466   $         30   $         30   $     26,064   $      3,714
                                                           ------------------------------------------------------------------------
    at market value                                        $     25,090   $         34   $         34   $     28,355   $      3,884
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              31             --             --             36              2
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     25,121             34             34         28,391          3,886
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   28             --             --             33              2
    Administrative charge                                             3             --             --              3             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    31             --             --             36              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        25,090             --             --         28,355          3,861
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             34             34             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     25,090   $         34   $         34   $     28,355   $      3,884
===================================================================================================================================
Accumulation units outstanding                                   18,140             --             --         20,551          2,626
===================================================================================================================================
Net asset value per accumulation unit                      $       1.38   $       1.35   $       1.35   $       1.38   $       1.47
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NSMC2          NSMC3          NSMC4          NSMC5          NSMC6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     39,961   $     17,316   $     19,933   $    100,699   $      4,695
                                                           ------------------------------------------------------------------------
    at market value                                        $     40,926   $     22,225   $     23,554   $    103,417   $      5,074
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              26             25             27            110              6
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     40,952         22,250         23,581        103,527          5,080
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   22             22             24             98              5
    Administrative charge                                             4              3              3             12              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    26             25             27            110              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        40,903         22,225         23,531        103,394          5,051
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             --             23             23             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     40,926   $     22,225   $     23,554   $    103,417   $      5,074
===================================================================================================================================
Accumulation units outstanding                                   27,840         15,146         16,026         70,515          3,446
===================================================================================================================================
Net asset value per accumulation unit                      $       1.47   $       1.47   $       1.47   $       1.47   $       1.47
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NSMC7          NSMC8          NVAS1          NVAS2          NVAS3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         23   $     87,170   $      2,142   $     35,913   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $     95,455   $      2,383   $     37,235   $         24
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            131              2             20             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23         95,586          2,385         37,255             24
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --            119              2             17             --
    Administrative charge                                            --             12             --              3             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            131              2             20             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         95,455          2,359         37,211             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             --             24             24             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $     95,455   $      2,383   $     37,235   $         24
===================================================================================================================================
Accumulation units outstanding                                       --         65,259          1,590         25,096             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.46   $       1.46   $       1.48   $       1.48   $       1.48
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NVAS4          NVAS5          NVAS6          NVAS7          NVAS8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      4,924   $     11,299   $      2,436   $         20   $     12,066
                                                           ------------------------------------------------------------------------
    at market value                                        $      5,655   $     11,949   $      2,965   $         24   $     12,373
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               6              8              4             --              8
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      5,661         11,957          2,969             24         12,381
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    5              7              4             --              7
    Administrative charge                                             1              1             --             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     6              8              4             --              8
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         5,631         11,925          2,965             --         12,349
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             24             --             24             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      5,655   $     11,949   $      2,965   $         24   $     12,373
===================================================================================================================================
Accumulation units outstanding                                    3,794          8,059          2,005             --          8,365
===================================================================================================================================
Net asset value per accumulation unit                      $       1.48   $       1.48   $       1.48   $       1.48   $       1.48
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NMSS1          NMSS2          NMSS3          NMSS4          NMSS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     51,408   $    316,456   $         20   $      1,776   $    202,575
                                                           ------------------------------------------------------------------------
    at market value                                        $     53,076   $    332,122   $         23   $      1,842   $    217,932
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --          3,825             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              27            298             --              1            256
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     53,103        336,245             23          1,843        218,188
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   23            257             --              1            228
    Administrative charge                                             4             41             --             --             28
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          3,825             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    27          4,123             --              1            256
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        53,054        332,100             --          1,820        217,910
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             22             23             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     53,076   $    332,122   $         23   $      1,842   $    217,932
===================================================================================================================================
Accumulation units outstanding                                   41,519        260,105             --          1,427        171,011
===================================================================================================================================
Net asset value per accumulation unit                      $       1.28   $       1.28   $       1.28   $       1.27   $       1.27
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NMSS6          NMSS7          NMSS8          NINT1          NINT2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    160,437   $         20   $     80,691   $      4,127   $     12,674
                                                           ------------------------------------------------------------------------
    at market value                                        $    170,572   $         23   $     87,054   $      4,227   $     13,334
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             216             --            115              1             10
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    170,788             23         87,169          4,228         13,344
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  193             --            105              1              9
    Administrative charge                                            23             --             10             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   216             --            115              1             10
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       170,550             --         87,032          4,203         13,310
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             23             22             24             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    170,572   $         23   $     87,054   $      4,227   $     13,334
===================================================================================================================================
Accumulation units outstanding                                  133,897             --         68,465          2,939          9,314
===================================================================================================================================
Net asset value per accumulation unit                      $       1.27   $       1.27   $       1.27   $       1.43   $       1.43
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NINT3          NINT4          NINT5          NINT6          NINT7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $      1,338   $     20,704   $      2,962   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $      1,423   $     24,603   $      3,294   $         24
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --              2             30              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24          1,425         24,633          3,298             24
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --              2             27              4             --
    Administrative charge                                            --             --              3             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              2             30              4             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          1,400         24,603          3,294             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             23             --             --             24
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $      1,423   $     24,603   $      3,294   $         24
===================================================================================================================================
Accumulation units outstanding                                       --            981         16,954          2,310             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.43   $       1.43   $       1.45   $       1.43   $       1.42
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NINT8           ISB            IWG           NGRS1          NGRS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     12,135   $  4,211,792   $    964,108   $      2,119   $     66,549
                                                           ------------------------------------------------------------------------
    at market value                                        $     12,644   $  3,921,672   $    661,818   $      2,200   $     68,630
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               9         23,773          3,642              2             64
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     12,653      3,945,445        665,460          2,202         68,694
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    8          4,496            761              2             55
    Administrative charge                                             1            539             91             --              9
    Contract terminations                                            --         18,738          2,790             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     9         23,773          3,642              2             64
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        12,644      3,921,250        661,096          2,189         68,630
Net assets applicable to contracts in payment period                 --            422            722             --             --
Net assets applicable to seed money                                  --             --             --             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     12,644   $  3,921,672   $    661,818   $      2,200   $     68,630
===================================================================================================================================
Accumulation units outstanding                                    8,732      2,892,352        635,546          1,741         54,613
===================================================================================================================================
Net asset value per accumulation unit                      $       1.45   $       1.36   $       1.04   $       1.26   $       1.26
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NGRS3          NGRS4          NGRS5          NGRS6          NGRS7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $      4,897   $         10   $         10   $         10
                                                           ------------------------------------------------------------------------
    at market value                                        $         11   $      5,196   $         11   $         11   $         11
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --              6             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         11          5,202             11             11             11
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --              5             --             --             --
    Administrative charge                                            --              1             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              6             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          5,186             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             10             11             11             11
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         11   $      5,196   $         11   $         11   $         11
===================================================================================================================================
Accumulation units outstanding                                       --          4,122             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       1.25   $       1.25   $       1.25   $       1.25
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NGRS8          NNDS1          NNDS2          NNDS3          NNDS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      4,818   $         20   $     28,782   $     17,088   $      1,417
                                                           ------------------------------------------------------------------------
    at market value                                        $      4,957   $         23   $     28,733   $     21,418   $      1,461
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               3             --             28             25              2
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      4,960             23         28,761         21,443          1,463
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    3             --             24             22              2
    Administrative charge                                            --             --              4              3             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3             --             28             25              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         4,947             --         28,710         21,418          1,438
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  10             23             23             --             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      4,957   $         23   $     28,733   $     21,418   $      1,461
===================================================================================================================================
Accumulation units outstanding                                    3,954             --         20,431         15,261          1,025
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       1.41   $       1.41   $       1.40   $       1.40
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NNDS5          NNDS6          NNDS7          NNDS8          NTRS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $         20   $         20   $      2,122
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $         23   $         23   $         23   $      2,242
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23             23             23             23          2,244
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --             --             --              2
    Administrative charge                                            --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --             --          2,221
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             23             23             23             21
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $         23   $         23   $         23   $      2,242
===================================================================================================================================
Accumulation units outstanding                                       --             --             --             --          1,889
===================================================================================================================================
Net asset value per accumulation unit                      $       1.40   $       1.40   $       1.40   $       1.40   $       1.18
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NTRS2          NTRS3          NTRS4          NTRS5          NTRS6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    444,355   $     22,118   $      6,632   $    255,911   $     14,071
                                                           ------------------------------------------------------------------------
    at market value                                        $    466,624   $     23,769   $      7,042   $    266,540   $     14,867
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             452             27              7            270             18
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    467,076         23,796          7,049        266,810         14,885
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  390             24              6            240             16
    Administrative charge                                            62              3              1             30              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   452             27              7            270             18
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       466,624         23,748          7,021        266,519         14,867
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             21             21             21             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    466,624   $     23,769   $      7,042   $    266,540   $     14,867
===================================================================================================================================
Accumulation units outstanding                                  397,134         20,235          5,981        227,281         12,683
===================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.17   $       1.17   $       1.17   $       1.17
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NTRS7          NTRS8          NSUT1          NSUT2          NSUT3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $     87,921   $         20   $     50,800   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $     93,041   $         23   $     56,263   $         23
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            128             --             56             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22         93,169             23         56,319             23
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --            116             --             48             --
    Administrative charge                                            --             12             --              8             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --            128             --             56             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --         93,020             --         56,240             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             21             23             23             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $     93,041   $         23   $     56,263   $         23
===================================================================================================================================
Accumulation units outstanding                                       --         79,516             --         42,187             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.17   $       1.33   $       1.33   $       1.33
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NSUT4          NSUT5          NSUT6          NSUT7          NSUT8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $         20   $         20   $      1,684
                                                           ------------------------------------------------------------------------
    at market value                                        $         23   $         23   $         23   $         23   $      1,813
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         23             23             23             23          1,816
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --             --             --              2
    Administrative charge                                            --             --             --             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --             --          1,790
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  23             23             23             23             23
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         23   $         23   $         23   $         23   $      1,813
===================================================================================================================================
Accumulation units outstanding                                       --             --             --             --          1,349
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.33   $       1.33   $       1.33   $       1.33
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  IEQ            IMD            ISC            IUS            IGR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    149,933   $  1,114,234   $    209,933   $    949,175   $    913,568
                                                           ------------------------------------------------------------------------
    at market value                                        $    145,510   $  1,059,998   $    251,587   $    973,442   $    795,151
Dividends receivable                                                 --             --             --            963             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --          7,384          3,669             --          5,526
Receivable from mutual funds and portfolios
  for share redemptions                                             186          1,364            314          1,227            993
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    145,696      1,068,746        255,570        975,632        801,670
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  166          1,218            280          1,095            887
    Administrative charge                                            20            146             34            132            106
    Contract terminations                                            --             --             --          1,995             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          7,384          3,669            963          5,526
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   186          8,748          3,983          4,185          6,519
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       145,510      1,059,998        251,587        971,447        795,151
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    145,510   $  1,059,998   $    251,587   $    971,447   $    795,151
===================================================================================================================================
Accumulation units outstanding                                  143,259        940,746        154,090        750,262        633,045
===================================================================================================================================
Net asset value per accumulation unit                      $       1.02   $       1.13   $       1.63   $       1.29   $       1.26
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NOCA1          NOCA2          NOCA3          NOCA4          NOCA5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      4,740   $    161,165   $     18,760   $      9,466   $    215,133
                                                           ------------------------------------------------------------------------
    at market value                                        $      4,943   $    169,740   $     22,827   $     10,269   $    226,015
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               3            154             26             11            248
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      4,946        169,894         22,853         10,280        226,263
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    3            133             23             10            220
    Administrative charge                                            --             21              3              1             28
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3            154             26             11            248
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         4,898        169,695         22,827         10,224        226,015
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  45             45             --             45             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      4,943   $    169,740   $     22,827   $     10,269   $    226,015
===================================================================================================================================
Accumulation units outstanding                                    3,598        124,738         16,800          7,518        166,469
===================================================================================================================================
Net asset value per accumulation unit                      $       1.36   $       1.36   $       1.36   $       1.36   $       1.36
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NOCA6          NOCA7          NOCA8          NOGS1          NOGS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      9,351   $         42   $     12,298   $         30   $     28,061
                                                           ------------------------------------------------------------------------
    at market value                                        $     10,279   $         45   $     12,646   $         37   $     29,754
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              13             --             12             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,292             45         12,658             37         29,774
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   12             --             11             --             17
    Administrative charge                                             1             --              1             --              3
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    13             --             12             --             20
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,234             --         12,601             --         29,717
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  45             45             45             37             37
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     10,279   $         45   $     12,646   $         37   $     29,754
===================================================================================================================================
Accumulation units outstanding                                    7,541             --          9,303             --         19,233
===================================================================================================================================
Net asset value per accumulation unit                      $       1.36   $       1.36   $       1.35   $       1.55   $       1.55
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NOGS3          NOGS4          NOGS5          NOGS6          NOGS7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      8,892   $         30   $      1,040   $         30   $         30
                                                           ------------------------------------------------------------------------
    at market value                                        $     10,743   $         37   $      1,351   $         37   $         37
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              12             --              2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,755             37          1,353             37             37
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   11             --              2             --             --
    Administrative charge                                             1             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    12             --              2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,706             --          1,351             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  37             37             --             37             37
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     10,743   $         37   $      1,351   $         37   $         37
===================================================================================================================================
Accumulation units outstanding                                    6,936             --            876             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.54   $       1.54   $       1.54   $       1.54   $       1.54
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NOGS8           IHI           NOHI1          NOHI2          NOHI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,154   $    365,287   $     11,029   $      7,088   $         10
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,219   $    337,082   $     11,829   $      7,275   $         11
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --          3,653             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               1            423             11              7             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,220        341,158         11,840          7,282             11
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    1            378              9              6             --
    Administrative charge                                            --             45              2              1             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          3,653             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1          4,076             11              7             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,182        337,082         11,829          7,264             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  37             --             --             11             11
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,219   $    337,082   $     11,829   $      7,275   $         11
===================================================================================================================================
Accumulation units outstanding                                      768        279,626         10,006          6,149             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.54   $       1.21   $       1.18   $       1.18   $       1.18
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NOHI4          NOHI5          NOHI6          NOHI7          NOHI8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,314   $     28,764   $      4,321   $      1,488   $        709
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,346   $     30,184   $      4,747   $      1,608   $        738
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               2             37              6              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,348         30,221          4,753          1,610            739
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    2             33              5              2              1
    Administrative charge                                            --              4              1             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2             37              6              2              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,335         30,184          4,747          1,608            738
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,346   $     30,184   $      4,747   $      1,608   $        738
===================================================================================================================================
Accumulation units outstanding                                    1,133         25,604          4,028          1,366            627
===================================================================================================================================
Net asset value per accumulation unit                      $       1.18   $       1.18   $       1.18   $       1.18   $       1.18
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NOSM1          NOSM2          NOSM3          NOSM4          NOSM5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     11,048   $     38,490   $     12,730   $      6,700   $     40,708
                                                           ------------------------------------------------------------------------
    at market value                                        $     13,090   $     40,634   $     15,320   $      7,450   $     43,195
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              12             40             18              8             53
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     13,102         40,674         15,338          7,458         43,248
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   10             34             16              7             47
    Administrative charge                                             2              6              2              1              6
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    12             40             18              8             53
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        13,090         40,610         15,320          7,426         43,195
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             24             --             24             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     13,090   $     40,634   $     15,320   $      7,450   $     43,195
===================================================================================================================================
Accumulation units outstanding                                    8,537         26,539         10,012          4,854         28,250
===================================================================================================================================
Net asset value per accumulation unit                      $       1.53   $       1.53   $       1.53   $       1.53   $       1.53
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NOSM6          NOSM7          NOSM8          NSTB1          NSTB2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      3,749   $         20   $    355,908   $     53,146   $    219,893
                                                           ------------------------------------------------------------------------
    at market value                                        $      3,954   $         24   $    408,036   $     53,933   $    226,455
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --          3,799
Receivable from mutual funds and portfolios
  for share redemptions                                               4             --            616             29            215
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,958             24        408,652         53,962        230,469
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    4             --            560             25            186
    Administrative charge                                            --             --             56              4             29
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          3,799
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4             --            616             29          4,014
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         3,930             --        408,036         53,922        226,444
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             24             --             11             11
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      3,954   $         24   $    408,036   $     53,933   $    226,455
===================================================================================================================================
Accumulation units outstanding                                    2,571             --        267,512         47,679        200,388
===================================================================================================================================
Net asset value per accumulation unit                      $       1.53   $       1.53   $       1.53   $       1.13   $       1.13
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NSTB3          NSTB4          NSTB5          NSTB6          NSTB7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         10   $      2,693   $    148,981   $    155,248   $      1,488
                                                           ------------------------------------------------------------------------
    at market value                                        $         11   $      2,797   $    154,128   $    159,512   $      1,593
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --              3            184            201              2
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         11          2,800        154,312        159,713          1,595
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --              3            164            179              2
    Administrative charge                                            --             --             20             22             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --              3            184            201              2
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --          2,786        154,117        159,501          1,593
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  11             11             11             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         11   $      2,797   $    154,128   $    159,512   $      1,593
===================================================================================================================================
Accumulation units outstanding                                       --          2,470        136,657        141,484          1,415
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       1.13   $       1.13   $       1.13   $       1.13
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NSTB8           IDI            IPD            IGI           NGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     81,679   $    386,232   $    573,260   $    981,984   $     12,927
                                                           ------------------------------------------------------------------------
    at market value                                        $     84,449   $    360,279   $    575,527   $    883,270   $     14,544
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             103            456            729          1,126             13
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     84,552        360,735        576,256        884,396         14,557
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   94            407            651          1,005             11
    Administrative charge                                             9             49             78            121              2
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   103            456            729          1,126             13
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        84,449        360,279        575,527        883,270         14,544
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     84,449   $    360,279   $    575,527   $    883,270   $     14,544
===================================================================================================================================
Accumulation units outstanding                                   75,062        290,122        450,864        730,973         10,842
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       1.24   $       1.28   $       1.21   $       1.34
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NGIN2          NGIN3          NGIN4          NGIN5           IPG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      2,580   $     25,856   $         30   $      8,229   $  1,675,427
                                                           ------------------------------------------------------------------------
    at market value                                        $      2,926   $     29,457   $         34   $      9,087   $  1,546,779
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               3             34             --             11         11,717
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      2,929         29,491             34          9,098      1,558,496
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    3             30             --             10          1,775
    Administrative charge                                            --              4             --              1            213
    Contract terminations                                            --             --             --             --          9,729
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     3             34             --             11         11,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         2,926         29,457             --          9,087      1,546,779
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             34             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      2,926   $     29,457   $         34   $      9,087   $  1,546,779
===================================================================================================================================
Accumulation units outstanding                                    2,183         22,002             --          6,793      1,479,457
===================================================================================================================================
Net asset value per accumulation unit                      $       1.34   $       1.34   $       1.34   $       1.34   $       1.05
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NGIN7          NGIN8           IHY            IPH           NIGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         30   $         30   $    573,289   $    314,241   $      7,499
                                                           ------------------------------------------------------------------------
    at market value                                        $         34   $         34   $    436,917   $    270,126   $      8,797
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --            554            343              8
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         34             34        437,471        270,469          8,805
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --            495            306              7
    Administrative charge                                            --             --             59             37              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --            554            343              8
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --        436,917        270,126          8,797
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  34             34             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         34   $         34   $    436,917   $    270,126   $      8,797
===================================================================================================================================
Accumulation units outstanding                                       --             --        390,197        221,497          6,308
===================================================================================================================================
Net asset value per accumulation unit                      $       1.34   $       1.33   $       1.12   $       1.22   $       1.39
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NIGR2          NIGR3          NIGR4          NIGR5          NIGR6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,417   $      3,800   $         20   $      2,450   $     36,178
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,700   $      4,704   $         24   $      2,718   $     41,449
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               2              5             --              3             53
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,702          4,709             24          2,721         41,502
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    2              4             --              3             47
    Administrative charge                                            --              1             --             --              6
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     2              5             --              3             53
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,700          4,704             --          2,694         41,449
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             24             24             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,700   $      4,704   $         24   $      2,718   $     41,449
===================================================================================================================================
Accumulation units outstanding                                    1,220          3,380             --          1,937         29,814
===================================================================================================================================
Net asset value per accumulation unit                      $       1.39   $       1.39   $       1.39   $       1.39   $       1.39
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NIGR7          NIGR8           INO           NPRE1          NPRE2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $    426,083   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         24   $         24   $    254,927   $         22   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --            327             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         24             24        255,254             22             22
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --            292             --             --
    Administrative charge                                            --             --             35             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --            327             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --        254,927             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  24             24             --             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         24   $         24   $    254,927   $         22   $         22
===================================================================================================================================
Accumulation units outstanding                                       --             --        260,745             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.39   $       1.39   $       0.98   $       1.33   $       1.33
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NPRE3          NPRE4          NPRE5          NPRE6          NPRE7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $         20   $         20   $         20
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $         22   $         22   $         22   $         22
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22             22             22             22             22
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --             --             --             --
    Administrative charge                                            --             --             --             --             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --             --             --             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             22             22             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $         22   $         22   $         22   $         22
===================================================================================================================================
Accumulation units outstanding                                       --             --             --             --             --
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.33   $       1.33   $       1.33   $       1.33
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NPRE8          NVIS1          NVIS2          NVIS3          NVIS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $         20   $         20   $      1,107   $         20   $      4,926
                                                           ------------------------------------------------------------------------
    at market value                                        $         22   $         22   $      1,273   $         22   $      5,360
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --              1             --              6
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         22             22          1,274             22          5,366
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   --             --              1             --              5
    Administrative charge                                            --             --             --             --              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    --             --              1             --              6
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            --             --          1,273             --          5,338
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  22             22             --             22             22
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $         22   $         22   $      1,273   $         22   $      5,360
===================================================================================================================================
Accumulation units outstanding                                       --             --            929             --          3,888
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.37   $       1.37   $       1.37   $       1.37
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                 NVIS5          NVIS6          NVIS7          NVIS8           IPV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      1,037   $      1,323   $         20   $     10,277   $  1,712,127
                                                           ------------------------------------------------------------------------
    at market value                                        $      1,217   $      1,501   $         22   $     11,025   $  1,016,432
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               1              2             --             17          6,901
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,218          1,503             22         11,042      1,023,333
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    1              2             --             16          1,172
    Administrative charge                                            --             --             --              1            141
    Contract terminations                                            --             --             --             --          5,588
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1              2             --             17          6,901
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         1,217          1,501             --         11,003      1,016,432
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             22             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,217   $      1,501   $         22   $     11,025   $  1,016,432
===================================================================================================================================
Accumulation units outstanding                                      890          1,098             --          8,064        995,369
===================================================================================================================================
Net asset value per accumulation unit                      $       1.37   $       1.37   $       1.37   $       1.36   $       1.02
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003                                  ICR         NCMG1(1)       NCMG2(1)       NCMG3(1)       NCMG4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,220   $          1   $          1   $          1   $          8
Variable account expenses                                         7,232              2              3              4             26
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,012)            (1)            (2)            (3)           (18)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          83,653              1              2              3             19
    Cost of investments sold                                    144,792              1              2              3             19
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (61,139)            --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   189,624             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  128,485             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    124,473   $         (1)  $         (2)  $         (3)  $        (18)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NCMG5(1)          IMS         NCMG7(1)       NCMG8(1)       NBND1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          9   $        212   $          3   $          1   $         16
Variable account expenses                                            32            573             13              4              4
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (23)          (361)           (10)            (3)            12
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              26         14,306             11              3              3
    Cost of investments sold                                         26         14,306             11              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --              1             --             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --              1             --             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (23)  $       (360)  $        (10)  $         (3)  $         14
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NBND2(1)       NBND3(1)       NBND4(1)       NBND5(1)         ISI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        805   $         15   $         19   $        804   $     29,707
Variable account expenses                                           252              5              6            311         11,584
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     553             10             13            493         18,123
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             465              4              4            214        161,669
    Cost of investments sold                                        468              4              4            216        166,153
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)            --             --             (2)        (4,484)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       222              5              8              4         11,585
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      219              5              8              2          7,101
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        772   $         15   $         21   $        495   $     25,224
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NBND7(1)       NBND8(1)       NDEI1(1)       NDEI2(1)       NDEI3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         25   $        279   $         71   $         17   $         --
Variable account expenses                                            13            133             55             18             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      12            146             16             (1)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              10         25,100             44             15             --
    Cost of investments sold                                      1,500         25,003             41             14             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,490)            97              3              1             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,467             92          2,210            581              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (23)           189          2,213            582              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        (11)  $        335   $      2,229   $        581   $          4
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NDEI4(1)       NDEI5(1)       NDEI6(1)       NDEI7(1)       NDEI8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         43   $          3   $         --   $         --
Variable account expenses                                            --             37              3             --              1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --              6             --             --             (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             10              1             --             --
    Cost of investments sold                                         --             10              1             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          1,862            163              4             74
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4          1,862            163              4             74
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $      1,868   $        163   $          4   $         73
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NGRO1(1)       NGRO2(1)       NGRO3(1)       NGRO4(1)       NGRO5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         11
Variable account expenses                                            --             --             --             --             97
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             --            (86)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             77
    Cost of investments sold                                         --             --             --             --             78
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             (1)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              1              1              1            817
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              1              1            816
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $          1   $          1   $          1   $        730
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NGRO6(1)       NGRO7(1)       NGRO8(1)         IIE            IMG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      1,489   $     47,050
Variable account expenses                                            --             --             --          2,255         29,271
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --           (766)        17,779
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --         24,570        321,902
    Cost of investments sold                                         --             --             --         44,291        423,376
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --        (19,721)      (101,474)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              1              1         59,719        438,414
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1              1         39,998        336,940
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $          1   $          1   $     39,232   $    354,719
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NNDM1(1)       NNDM2(1)       NNDM3(1)       NNDM4(1)       NNDM5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2              2              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $          2   $          2   $          2   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     IGD          NNDM7(1)       NNDM8(1)       NSVA1(1)       NSVA2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        964   $         --   $         --   $         --   $         --
Variable account expenses                                         2,012             --              2             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,048)            --             (2)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,316             --             --             --             --
    Cost of investments sold                                     20,694             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,378)            --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    36,136              2             82              4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   30,758              2             82              4              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     29,710   $          2   $         80   $          4   $          4
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NSVA3(1)       NSVA4(1)       NSVA5(1)       NSVA6(1)       NSVA7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $          2   $          1   $         --
Variable account expenses                                            --             --             36             23             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --            (34)           (22)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             28             19             --
    Cost of investments sold                                         --             --             26             17             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --              2              2             --
Distributions from capital gains                                     --             --             91             47             --
Net change in unrealized appreciation or
  depreciation of investments                                         4              4            907            560              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4              4          1,000            609              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $          4   $        966   $        587   $          4
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NSVA8(1)       NSPF1(1)       NSPF2(1)       NSPF3(1)       NSPF4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $        592   $         --   $         10
Variable account expenses                                             3             --            419             --              8
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (3)            --            173             --              2

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --         99,099             --              4
    Cost of investments sold                                         --             --         94,629             --              4
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --          4,470             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       151             33         12,468              1            228
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      151             33         16,938              1            228
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        148   $         33   $     17,111   $          1   $        230
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NSPF5(1)       NSPF6(1)       NSPF7(1)       NSPF8(1)       NFIF1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        207   $         --   $          9   $         98   $         45
Variable account expenses                                           144             --             13            148             18
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      63             --             (4)           (50)            27
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              53             --             10             94              8
    Cost of investments sold                                         52             --             10             91              8
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --             --              3             --
Distributions from capital gains                                     --             --             --             --             55
Net change in unrealized appreciation or
  depreciation of investments                                     4,962              1            209          2,960            (28)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,963              1            209          2,963             27
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,026   $          1   $        205   $      2,913   $         54
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFIF2(1)       NFIF3(1)       NFIF4(1)       NFIF5(1)       NFIF6(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        738   $         25   $          8   $        707   $        112
Variable account expenses                                           339             15              4            389             71
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     399             10              4            318             41
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          95,416             13              1            202             58
    Cost of investments sold                                     95,992             13              1            203             59
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (576)            --             --             (1)            (1)
Distributions from capital gains                                    636              9             11          1,236             46
Net change in unrealized appreciation or
  depreciation of investments                                         4            (28)            (7)          (613)          (156)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       64            (19)             4            622           (111)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        463   $         (9)  $          8   $        940   $        (70)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFIF7(1)       NFIF8(1)         IAG          NABA1(1)       NABA2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         17   $          4   $         --   $         --   $         --
Variable account expenses                                            13              3          4,333              5             84
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4              1         (4,333)            (5)           (84)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              11              2         50,474            158             84
    Cost of investments sold                                         11              2        105,754            154             79
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --        (55,280)             4              5
Distributions from capital gains                                      7              5             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (19)            (5)       132,753            207          1,999
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (12)            --         77,473            211          2,004
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         (8)  $          1   $     73,140   $        206   $      1,920
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NABA3(1)       NABA4(1)       NABA5(1)       NABA6(1)       NABA7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --            136            137            160             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (136)          (137)          (160)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            136          8,723            124             --
    Cost of investments sold                                         --            124          8,455            116             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             12            268              8             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3          4,069          2,927          4,405              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3          4,081          3,195          4,413              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $      3,945   $      3,058   $      4,253   $          3
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NABA8(1)       NAAD1(1)       NAAD2(1)       NAAD3(1)       NAAD4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            17             --             12             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)            --            (12)            --             (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              17             --             12             --              2
    Cost of investments sold                                         16             --             12             --              2
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       602              3            391              3             66
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      603              3            391              3             66
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        586   $          3   $        379   $          3   $         64
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NAAD5(1)       NAAD6(1)       NAAD7(1)       NAAD8(1)         IGN
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      7,179
Variable account expenses                                            60             --             --              3         10,101
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (60)            --             --             (3)        (2,922)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,165             --             --              3        108,002
    Cost of investments sold                                      3,129             --             --              3        154,287
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     36             --             --             --        (46,285)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,469              3              3            159        196,809
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,505              3              3            159        150,524
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,445   $          3   $          3   $        156   $    147,602
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     IIN            IVA          NAVA1(1)       NAVA2(1)       NAVA3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,122   $      1,692   $         --   $         12   $         --
Variable account expenses                                         2,809          7,902             --             27             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,687)        (6,210)            --            (15)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          33,545         54,248             --             27             --
    Cost of investments sold                                     56,302         87,029             --             25             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (22,757)       (32,781)            --              2             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    73,583        157,853              2            588              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   50,826        125,072              2            590              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     49,139   $    118,862   $          2   $        575   $          2
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NAVA4(1)       NAVA5(1)       NAVA6(1)       NAVA7(1)       NAVA8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $          3   $         --   $         --   $         --
Variable account expenses                                            --              3             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --              3             --             --             --
    Cost of investments sold                                         --              3             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2            124              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2            124              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $        124   $          2   $          2   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NGIP1(1)       NGIP2(1)       NGIP3(1)       NGIP4(1)       NGIP5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $        245
Variable account expenses                                            --            404             --             18            281
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (404)            --            (18)           (36)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --        108,953             --             18            281
    Cost of investments sold                                         --        106,161             --             17            275
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --          2,792             --              1              6
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        25         14,770              4            531          4,418
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       25         17,562              4            532          4,424
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         25   $     17,158   $          4   $        514   $      4,388
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NGIP6(1)       NGIP7(1)       NGIP8(1)       NPRG1(1)       NPRG2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         21   $         --   $         --   $         --   $         --
Variable account expenses                                            25             --          1,542              5              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (4)            --         (1,542)            (5)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              25             --          2,377            156              2
    Cost of investments sold                                         24             --          2,244   $        154              2
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --            133              2             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       403              4         39,900             98            161
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      404              4         40,033            100            161
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        400   $          4   $     38,491   $         95   $        159
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NPRG3(1)       NPRG4(1)       NPRG5(1)       NPRG6(1)       NPRG7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --            133              4            184             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (133)            (4)          (184)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            133              4            143             --
    Cost of investments sold                                         --            124              4            137             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              9             --              6             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2          2,659             67          2,892              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2          2,668             67          2,898              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $      2,535   $         63   $      2,714   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NPRG8(1)       NTEC1(1)       NTEC2(1)       NTEC3(1)       NTEC4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           197              5             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (197)            (5)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             198            153             --             --             --
    Cost of investments sold                                        190            153             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,744             95              3              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,752             95              3              3              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,555   $         90   $          3   $          3   $          3
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NTEC5(1)       NTEC6(1)       NTEC7(1)       NTEC8(1)       NAGR1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            84             --             --            210              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (84)            --             --           (210)            (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              85             --             --            210            154
    Cost of investments sold                                         76             --             --            195            153
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      9             --             --             15              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,900              3              3          3,836            126
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,909              3              3          3,851            127
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,825   $          3   $          3   $      3,641   $        122
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NAGR2(1)       NAGR3(1)       NAGR4(1)       NAGR5(1)       NAGR6(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $        639   $         --
Variable account expenses                                           191             --             42            254             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (191)            --            (42)           385             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             191             --             42            253             --
    Cost of investments sold                                        190             --             40            252             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --              2              1             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,084              1            825          3,020              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,085              1            827          3,021              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,894   $          1   $        785   $      3,406   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NAGR7(1)       NAGR8(1)         IIG            IVL          NFCO1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      4,626   $      2,370   $         --
Variable account expenses                                            --             --          4,526          2,988             36
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --            100           (618)           (36)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --         84,510         32,851            188
    Cost of investments sold                                         --             --        103,240         31,101            184
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --        (18,730)         1,750              4
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1              1         96,394         51,255            972
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1              1         77,664         53,005            976
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $          1   $     77,764   $     52,387   $        940
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFCO2(1)       NFCO3(1)       NFCO4(1)       NFCO5(1)       NFCO6(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           489             --             38            487             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (489)            --            (38)          (487)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             761             --             38          9,257             --
    Cost of investments sold                                        734             --             35          9,119             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     27             --              3            138             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,681              4          1,050         12,909              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   18,708              4          1,053         13,047              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     18,219   $          4   $      1,015   $     12,560   $          4
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFCO7(1)       NFCO8(1)       NFGR1(1)       NFGR2(1)       NFGR3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --            124              5             10            157
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (124)            (5)           (10)          (157)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --          1,202            156             10            156
    Cost of investments sold                                         --          1,141            154             10            139
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             61              2             --             17
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4          2,325            133            316          3,777
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4          2,386            135            316          3,794
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $      2,262   $        130   $        306   $      3,637
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFGR4(1)       NFGR5(1)       NFGR6(1)       NFGR7(1)       NFGR8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             14             46             22             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (14)           (46)           (22)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             15             47         25,547             --
    Cost of investments sold                                         --             14             43         25,742             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              1              4           (195)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4            300            931              1              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4            301            935           (194)             4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $        287   $        889   $       (216)  $          4
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFMC1(1)       NFMC2(1)       NFMC3(1)       NFMC4(1)       NFMC5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            16            131             34            138            193
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (16)          (131)           (34)          (138)          (193)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             475         12,144             34            138            192
    Cost of investments sold                                        459         11,509             29            122            177
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     16            635              5             16             15
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       685          4,773          1,229          5,337          7,255
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      701          5,408          1,234          5,353          7,270
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        685   $      5,277   $      1,200   $      5,215   $      7,077
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFMC6(1)       NFMC7(1)       NFMC8(1)       NFOV1(1)       NFOV2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           173             --          1,933              5             27
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (173)            --         (1,933)            (5)           (27)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             136             --         12,766            156             27
    Cost of investments sold                                        124             --         12,360            153             25
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     12             --            406              3              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,753              6         63,888            256          1,942
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,765              6         64,294            259          1,944
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,592   $          6   $     62,361   $        254   $      1,917
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFOV3(1)       NFOV4(1)       NFOV5(1)       NFOV6(1)       NFOV7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             38             --             36
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --            (38)            --            (36)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             38             --         25,365
    Cost of investments sold                                         --             --             34             --         25,360
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --              4             --              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         5              5          1,306              5            156
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        5              5          1,310              5            161
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          5   $          5   $      1,272   $          5   $        125
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NFOV8(1)       NRES1(1)       NRES2(1)       NRES3(1)       NRES4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             37             --             --             40
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (37)            --             --            (40)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --            335             --             --             40
    Cost of investments sold                                         --            334             --             --             37
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              1             --             --              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         5          1,077              4              4          1,070
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        5          1,078              4              4          1,073
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          5   $      1,041   $          4   $          4   $      1,033
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NRES5(1)       NRES6(1)       NRES7(1)       NRES8(1)       NSMC1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        331   $         --   $         --   $          3   $         --
Variable account expenses                                           170             --             --            110              6
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     161             --             --           (107)            (6)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             170             --             --            110            157
    Cost of investments sold                                        157             --             --            103            154
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     13             --             --              7              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,624              4              4          2,291            170
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,637              4              4          2,298            173
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,798   $          4   $          4   $      2,191   $        167
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NSMC2(1)       NSMC3(1)       NSMC4(1)       NSMC5(1)       NSMC6(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            35            165            110            152             17
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)          (165)          (110)          (152)           (17)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              26            165            110          4,025             20
    Cost of investments sold                                         25            141             97          4,080             19
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             24             13            (55)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       965          4,909          3,621          2,718            379
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      966          4,933          3,634          2,663            380
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        931   $      4,768   $      3,524   $      2,511   $        363
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NSMC7(1)       NSMC8(1)       NVAS1(1)       NVAS2(1)       NVAS3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            23            404              5             24             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (23)          (404)            (5)           (24)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          25,959         17,515            156             21             --
    Cost of investments sold                                     25,834         17,157            153             20             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    125            358              3              1             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --          8,285            241          1,322              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      125          8,643            244          1,323              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        102   $      8,239   $        239   $      1,299   $          4
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NVAS4(1)       NVAS5(1)       NVAS6(1)       NVAS7(1)       NVAS8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            19             17             20             --              8
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (19)           (17)           (20)            --             (8)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              19             17             20             --              8
    Cost of investments sold                                         17             16             18             --              8
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2              1              2             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       731            650            529              4            307
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      733            651            531              4            307
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        714   $        634   $        511   $          4   $        299
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NMSS1(1)       NMSS2(1)       NMSS3(1)       NMSS4(1)       NMSS5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            35            403             --              2            574
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (35)          (403)            --             (2)          (574)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              35            392             --              2         22,221
    Cost of investments sold                                         34            380             --              2         21,373
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             12             --             --            848
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,668         15,666              3             66         15,357
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,669         15,678              3             66         16,205
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,634   $     15,275   $          3   $         64   $     15,631
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NMSS6(1)       NMSS7(1)       NMSS8(1)       NINT1(1)       NINT2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           321             --            321              1             14
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (321)            --           (321)            (1)           (14)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             315             --         17,262              1             14
    Cost of investments sold                                        300             --         17,217              1             13
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     15             --             45             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    10,135              3          6,363            100            660
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   10,150              3          6,408            100            661
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      9,829   $          3   $      6,087   $         99   $        647
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NINT3(1)       NINT4(1)       NINT5(1)       NINT6(1)       NINT7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $        224   $         --   $         --
Variable account expenses                                            --              2            152             12             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (2)            72            (12)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --              2            152             12             --
    Cost of investments sold                                         --              2            139             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             13              1             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4             85          3,899            332              4
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4             85          3,912            333              4
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $         83   $      3,984   $        321   $          4
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NINT8(1)         ISB            IWG          NGRS1(1)       NGRS2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          2   $     83,861   $      6,594   $         --   $         --
Variable account expenses                                            13         54,002          8,396              5             97
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (11)        29,859         (1,802)            (5)           (97)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             427        498,642         65,371            155             71
    Cost of investments sold                                        407        574,843        110,153            153             69
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     20        (76,201)       (44,782)             2              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       509        496,399        170,105             81          2,081
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      529        420,198        125,323             83          2,083
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        518   $    450,057   $    123,521   $         78   $      1,986
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NGRS3(1)       NGRS4(1)       NGRS5(1)       NGRS6(1)       NGRS7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             18             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --            (18)            --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             18             --             --             --
    Cost of investments sold                                         --             17             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              1             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            299              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1            300              1              1              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $        282   $          1   $          1   $          1
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NGRS8(1)       NNDS1(1)       NNDS2(1)       NNDS3(1)       NNDS4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             3             --             40            163              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (3)            --            (40)          (163)            (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               3             --             40            164              4
    Cost of investments sold                                          3             --             40            140              4
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             24             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       139              3            (49)         4,330             44
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      139              3            (49)         4,354             44
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        136   $          3   $        (89)  $      4,191   $         39
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NNDS5(1)       NNDS6(1)       NNDS7(1)       NNDS8(1)       NTRS1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --             --              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             --             (5)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --            155
    Cost of investments sold                                         --             --             --             --            153
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3              3              3              3            120
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3              3              3              3            122
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $          3   $          3   $          3   $        117
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NTRS2(1)       NTRS3(1)       NTRS4(1)       NTRS5(1)       NTRS6(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           806            105             20            398             55
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (806)          (105)           (20)          (398)           (55)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          95,748            204             20            490             52
    Cost of investments sold                                     94,038            199             19            475             51
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,710              5              1             15              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    22,269          1,651            410         10,629            796
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   23,979          1,656            411         10,644            797
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     23,173   $      1,551   $        391   $     10,246   $        742
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NTRS7(1)       NTRS8(1)       NSUT1(1)       NSUT2(1)       NSUT3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --            374             --            140             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --           (374)            --           (140)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --         22,266             --            419             --
    Cost of investments sold                                         --         22,269             --            401             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (3)            --             18             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2          5,120              3          5,463              3
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2          5,117              3          5,481              3
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $      4,743   $          3   $      5,341   $          3
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NSUT4(1)       NSUT5(1)       NSUT6(1)       NSUT7(1)       NSUT8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             --             (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --              3
    Cost of investments sold                                         --             --             --             --              3
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         3              3              3              3            129
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        3              3              3              3            129
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          3   $          3   $          3   $          3   $        126
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       IEQ            IMD            ISC            IUS            IGR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,728   $     17,279   $        100   $     29,231   $      2,745
Variable account expenses                                         1,851         13,617          2,907         14,008          9,757
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (123)         3,662         (2,807)        15,223         (7,012)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,865        140,207         28,121        126,688         86,261
    Cost of investments sold                                     19,373        166,733         27,557        121,309        118,679
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,508)       (26,526)           564          5,379        (32,418)
Distributions from capital gains                                     --             --             --         12,653             --
Net change in unrealized appreciation or
  depreciation of investments                                    35,395        201,617         75,553        (33,541)       217,909
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   31,887        175,091         76,117        (15,509)       185,491
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     31,764   $    178,753   $     73,310   $       (286)  $    178,479
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NOCA1(1)       NOCA2(1)       NOCA3(1)       NOCA4(1)       NOCA5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             6            196            170             30            352
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (6)          (196)          (170)           (30)          (352)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             157            160            170             30            352
    Cost of investments sold                                        155            152            152             28            339
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2              8             18              2             13
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       203          8,575          4,067            803         10,882
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      205          8,583          4,085            805         10,895
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        199   $      8,387   $      3,915   $        775   $     10,543
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NOCA6(1)       NOCA7(1)       NOCA8(1)       NOGS1(1)       NOGS2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            43             22             15             --             28
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (43)           (22)           (15)            --            (28)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             213         25,688             14             --          3,997
    Cost of investments sold                                        200         25,646             14             --          3,999
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     13             42             --             --             (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       928              3            348              7          1,693
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      941             45            348              7          1,691
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        898   $         23   $        333   $          7   $      1,663
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NOGS3(1)       NOGS4(1)       NOGS5(1)       NOGS6(1)       NOGS7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            46             --              9             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (46)            --             (9)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              88             --              9             --             --
    Cost of investments sold                                         80             --              8             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8             --              1             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,851              7            311              7              7
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    1,859              7            312              7              7
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,813   $          7   $        303   $          7   $          7
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NOGS8(1)         IHI          NOHI1(1)       NOHI2(1)       NOHI3(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     23,859   $         --   $         --   $         --
Variable account expenses                                             1          4,575             53              9             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (1)        19,284            (53)            (9)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               1         50,443             53              9             --
    Cost of investments sold                                          1         60,631             51              9             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --        (10,188)             2             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        65         55,671            800            187              1
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       65         45,483            802            187              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         64   $     64,767   $        749   $        178   $          1
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NOHI4(1)       NOHI5(1)       NOHI6(1)       NOHI7(1)       NOHI8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             2            110             30             13              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (2)          (110)           (30)           (13)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               2            110            200             12              2
    Cost of investments sold                                          2            107            187             12              2
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --              3             13             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        32          1,420            426            120             29
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       32          1,423            439            120             29
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         30   $      1,313   $        409   $        107   $         27
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NOSM1(1)       NOSM2(1)       NOSM3(1)       NOSM4(1)       NOSM5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            57             64             80             21             83
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (57)           (64)           (80)           (21)           (83)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              57         12,072            122             48             83
    Cost of investments sold                                         52         12,040            108             43             78
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      5             32             14              5              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,042          2,144          2,590            750          2,487
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,047          2,176          2,604            755          2,492
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,990   $      2,112   $      2,524   $        734   $      2,409
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NOSM6(1)       NOSM7(1)       NOSM8(1)       NSTB1(1)       NSTB2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                             7             --          1,680             39            467
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)            --         (1,680)           (39)          (467)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               7             --          2,116            187         99,867
    Cost of investments sold                                          7             --          1,886            187         98,373
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --            230             --          1,494
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       205              4         52,128            787          6,562
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      205              4         52,358            787          8,056
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        198   $          4   $     50,678   $        748   $      7,589
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NSTB3(1)       NSTB4(1)       NSTB5(1)       NSTB6(1)       NSTB7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --              6            451            291             13
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             (6)          (451)          (291)           (13)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --              6         29,941            291             12
    Cost of investments sold                                         --              6         29,532            285             12
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --            409              6             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1            104          5,147          4,264            105
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1            104          5,556          4,270            105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          1   $         98   $      5,105   $      3,979   $         92
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NSTB8(1)         IDI            IPD            IGI          NGIN1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     36,130   $     53,172   $     17,987   $         --
Variable account expenses                                           259          5,362          8,123         11,901             57
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (259)        30,768         45,049          6,086            (57)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,286        106,730        119,116        202,081            209
    Cost of investments sold                                     12,293        122,905        128,175        264,583            208
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (7)       (16,175)        (9,059)       (62,502)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,770         50,017         61,061        247,898          1,617
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,763         33,842         52,002        185,396          1,618
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,504   $     64,610   $     97,051   $    191,482   $      1,561
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NGIN2(1)       NGIN3(1)       NGIN4(1)       NGIN5(1)         IPG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $     25,379
Variable account expenses                                            17            140             --             31         19,714
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)          (140)            --            (31)         5,665
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              17            240             --             31        180,701
    Cost of investments sold                                         16            227             --             29        229,385
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             13             --              2        (48,684)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       346          3,601              4            858        366,257
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      347          3,614              4            860        317,573
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        330   $      3,474   $          4   $        829   $    323,238
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NGIN7(1)       NGIN8(1)         IHY            IPH          NIGR1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     46,938   $     28,396   $         --
Variable account expenses                                            --             --          6,034          3,709             32
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --         40,904         24,687            (32)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --         95,416         49,573            183
    Cost of investments sold                                         --             --        139,821         64,056            178
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --        (44,405)       (14,483)             5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4              4         98,817         47,725          1,298
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4              4         54,412         33,242          1,303
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $          4   $     95,316   $     57,929   $      1,271
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NIGR2(1)       NIGR3(1)       NIGR4(1)       NIGR5(1)       NIGR6(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            10             32             --              8            163
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (10)           (32)            --             (8)          (163)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              10             32             --              7            127
    Cost of investments sold                                          9             29             --              7            118
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1              3             --             --              9
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       283            904              4            268          5,271
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      284            907              4            268          5,280
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        274   $        875   $          4   $        260   $      5,117
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NIGR7(1)       NIGR8(1)         INO          NPRE1(1)       NPRE2(1)

INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --          3,472             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --         (3,472)            --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --         60,655             --             --
    Cost of investments sold                                         --             --        119,924             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --        (59,269)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         4              4        128,075              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        4              4         68,806              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          4   $          4   $     65,334   $          2   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NPRE3(1)       NPRE4(1)       NPRE5(1)       NPRE6(1)       NPRE7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             --             --             --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --             --             --             --
    Cost of investments sold                                         --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --             --             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2              2              2              2              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $          2   $          2   $          2   $          2
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NPRE8(1)       NVIS1(1)       NVIS2(1)       NVIS3(1)       NVIS4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            --             --              8             --             19
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      --             --             (8)            --            (19)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              --             --              8             --             18
    Cost of investments sold                                         --             --              7             --             17
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             --              1             --              1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2              2            166              2            434
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2              2            167              2            435
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $          2   $          2   $        159   $          2   $        416
===================================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   NVIS5(1)       NVIS6(1)       NVIS7(1)       NVIS8(1)         IPV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $      3,739
Variable account expenses                                             9             12             --             46         13,690
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (9)           (12)            --            (46)        (9,951)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                               9             12             --             46        145,839
    Cost of investments sold                                          8             11             --             43        276,185
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1              1             --              3       (130,346)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       180            178              2            748        342,141
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      181            179              2            751        211,795
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        172   $        167   $          2   $        705   $    201,844
===================================================================================================================================

(1)  For the period March 17, 2003 (commencement of operations) to Dec. 31,
     2003.

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003                             ICR          NCMG1(2)       NCMG2(2)       NCMG3(2)       NCMG4(2)
OPERATIONS
Investment income (loss) -- net                        $     (4,012)  $         (1)  $         (2)  $         (3)  $        (18)
Net realized gain (loss) on sales of investments            (61,139)            --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               189,624             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 124,473             (1)            (2)            (3)           (18)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,102          1,000          1,001          1,001          5,662
Net transfers(1)                                            (21,333)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (32,505)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (52,736)         1,000          1,001          1,001          5,662
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             495,921             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    567,658   $        999   $        999   $        998   $      5,644
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      649,741             --             --             --             --
Contract purchase payments                                    1,229             --             --             --          5,191
Net transfers(1)                                            (27,165)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (40,136)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            583,669             --             --             --          5,191
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NCMG5(2)        IMS           NCMG7(2)       NCMG8(2)       NBND1(2)
OPERATIONS
Investment income (loss) -- net                        $        (23)  $       (361)  $        (10)  $         (3)  $         12
Net realized gain (loss) on sales of investments                 --             --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    --              1             --             --              2
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (23)          (360)           (10)            (3)            14
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,047             --          1,500          1,000          2,023
Net transfers(1)                                                 --         (4,857)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --         (1,583)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,047         (6,440)         1,500          1,000          2,023
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --         50,666             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      5,024   $     43,866   $      1,490   $        997   $      2,037
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --         47,144             --             --             --
Contract purchase payments                                    5,070             --          1,507             --          1,012
Net transfers(1)                                                 --         (4,467)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --         (1,484)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,070         41,193          1,507             --          1,012
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NBND2(2)       NBND3(2)       NBND4(2)       NBND5(2)         ISI
OPERATIONS
Investment income (loss) -- net                        $        553   $         10   $         13   $        493   $     18,123
Net realized gain (loss) on sales of investments                 (3)            --             --             (2)        (4,484)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   222              5              8              4         11,585
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     772             15             21            495         25,224
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  161,607          1,000          2,298        110,360          2,097
Net transfers(1)                                                 --             --             --          9,164        (34,067)
Contract terminations:
    Surrender benefits and contract charges                    (280)            --             --             --        (73,646)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              161,327          1,000          2,298        119,524       (105,616)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --        888,705
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    162,099   $      1,015   $      2,319   $    120,019   $    808,313
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --        794,018
Contract purchase payments                                  160,398             --          1,296        110,087          1,834
Net transfers(1)                                                 --             --             --          9,164        (30,277)
Contract terminations:
    Surrender benefits and contract charges                    (280)            --             --             --        (64,621)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            160,118             --          1,296        119,251        700,954
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NBND7(2)       NBND8(2)       NDEI1(2)       NDEI2(2)       NDEI3(2)
OPERATIONS
Investment income (loss) -- net                        $         12   $        146   $         16   $         (1)  $         --
Net realized gain (loss) on sales of investments             (1,490)            97              3              1             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,467             92          2,210            581              4
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11)           335          2,229            581              4
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,500         28,661         10,959          2,604             20
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,500         28,661         10,959          2,604             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      1,489   $     28,996   $     13,188   $      3,185   $         24
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    1,482         27,896          8,666          2,094             --
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,482         27,896          8,666          2,094             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NDEI4(2)       NDEI5(2)       NDEI6(2)       NDEI7(2)       NDEI8(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $          6   $         --   $         --   $         (1)
Net realized gain (loss) on sales of investments                 --             --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4          1,862            163              4             74
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4          1,868            163              4             73
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20         15,440             20             20             20
Net transfers(1)                                                 --          4,196          1,874             --          1,125
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20         19,636          1,894             20          1,145
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         24   $     21,504   $      2,057   $         24   $      1,218
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --         11,040             --             --             --
Net transfers(1)                                                 --          3,113          1,341             --            788
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --         14,153          1,341             --            788
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NGRO1(2)       NGRO2(2)       NGRO3(2)       NGRO4(2)       NGRO5(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $         --   $         --   $        (86)
Net realized gain (loss) on sales of investments                 --             --             --             --             (1)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1              1              1              1            817
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1              1              1              1            730
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10             10             10             10         15,314
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10             10             10             10         15,314
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         11   $         11   $         11   $         11   $     16,044
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --             --             --         12,876
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --             --             --         12,876
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NGRO6(2)       NGRO7(2)       NGRO8(2)         IIE            IMG
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $         --   $       (766)  $     17,779
Net realized gain (loss) on sales of investments                 --             --             --        (19,721)      (101,474)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1              1              1         59,719        438,414
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1              1              1         39,232        354,719
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10             10             10            251          1,847
Net transfers(1)                                                 --             --             --          8,733        (57,903)
Contract terminations:
    Surrender benefits and contract charges                      --             --             --        (15,504)      (156,906)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10             10             10         (6,520)      (212,962)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --        154,793      2,054,629
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         11   $         11   $         11   $    187,505   $  2,196,386
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --        231,090      2,317,977
Contract purchase payments                                       --             --             --            369          1,887
Net transfers(1)                                                 --             --             --         12,303        (62,928)
Contract terminations:
    Surrender benefits and contract charges                      --             --             --        (22,104)      (167,345)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --             --        221,658      2,089,591
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NNDM1(2)       NNDM2(2)       NNDM3(2)       NNDM4(2)       NNDM5(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                 --             --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2              2              2              2              2
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2              2              2              2              2
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20             20             20             20
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20             20             20             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         22   $         22   $         22   $         22   $         22
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --             --             --             --
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --             --             --             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                 IGD          NNDM7(2)       NNDM8(2)       NSVA1(2)       NSVA2(2)
OPERATIONS
Investment income (loss) -- net                        $     (1,048)  $         --   $         (2)  $         --   $         --
Net realized gain (loss) on sales of investments             (5,378)            --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                36,136              2             82              4              4
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  29,710              2             80              4              4
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      209             20          2,433             20             20
Net transfers(1)                                              3,143             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (8,666)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (5,314)            20          2,433             20             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             131,696             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    156,092   $         22   $      2,513   $         24   $         24
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      155,010             --             --             --             --
Contract purchase payments                                      241             --          1,980             --             --
Net transfers(1)                                              3,611             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (9,219)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            149,643             --          1,980             --             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NSVA3(2)       NSVA4(2)       NSVA5(2)       NSVA6(2)       NSVA7(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $        (34)  $        (22)  $         --
Net realized gain (loss) on sales of investments                 --             --              2              2             --
Distributions from capital gains                                 --             --             91             47             --
Net change in unrealized appreciation or
  depreciation of investments                                     4              4            907            560              4
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4              4            966            587              4
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20          5,233          2,623             20
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20          5,233          2,623             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         24   $         24   $      6,199   $      3,210   $         24
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --          4,147          2,148             --
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --          4,147          2,148             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NSVA8(2)       NSPF1(2)       NSPF2(2)       NSPF3(2)       NSPF4(2)
OPERATIONS
Investment income (loss) -- net                        $         (3)  $         --   $        173   $         --   $          2
Net realized gain (loss) on sales of investments                 --             --          4,470             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   151             33         12,468              1            228
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     148             33         17,111              1            230
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,832          1,833        195,716             10          1,343
Net transfers(1)                                                 --             --          1,161             --          2,084
Contract terminations:
    Surrender benefits and contract charges                      --             --         (2,812)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,832          1,833        194,065             10          3,427
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      4,980   $      1,866   $    211,176   $         11   $      3,657
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    3,324          1,392        159,908             --          1,053
Net transfers(1)                                                 --             --            910             --          1,690
Contract terminations:
    Surrender benefits and contract charges                      --             --         (2,227)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,324          1,392        158,591             --          2,743
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NSPF5(2)       NSPF6(2)       NSPF7(2)        NSPF8(2)      NFIF1(2)
OPERATIONS
Investment income (loss) -- net                        $         63   $         --   $         (4)  $        (50)  $         27
Net realized gain (loss) on sales of investments                  1             --             --              3             --
Distributions from capital gains                                 --             --             --             --             55
Net change in unrealized appreciation or
  depreciation of investments                                 4,962              1            209          2,960            (28)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   5,026              1            205          2,913             54
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   49,888             10          1,500         35,248         11,450
Net transfers(1)                                             40,399             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               90,287             10          1,500         35,248         11,450
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     95,313   $         11   $      1,705   $     38,161   $     11,504
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   40,317             --          1,286         28,778         11,368
Net transfers(1)                                             31,406             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             71,723             --          1,286         28,778         11,368
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFIF2(2)       NFIF3(2)       NFIF4(2)       NFIF5(2)       NFIF6(2)
OPERATIONS
Investment income (loss) -- net                        $        399   $         10   $          4   $        318   $         41
Net realized gain (loss) on sales of investments               (576)            --             --             (1)            (1)
Distributions from capital gains                                636              9             11          1,236             46
Net change in unrealized appreciation or
  depreciation of investments                                     4            (28)            (7)          (613)          (156)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     463             (9)             8            940            (70)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  134,721          1,899          2,300        257,612          9,700
Net transfers(1)                                              2,763             --             --         10,612             --
Contract terminations:
    Surrender benefits and contract charges                  (2,773)            --             --           (134)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              134,711          1,899          2,300        268,090          9,700
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    135,174   $      1,890   $      2,308   $    269,030   $      9,630
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                  135,725          1,900          1,316        260,620          9,705
Net transfers(1)                                              2,780             --             --         10,733             --
Contract terminations:
    Surrender benefits and contract charges                  (2,795)            --             --           (136)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            135,710          1,900          1,316        271,217          9,705
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFIF7(2)       NFIF8(2)         IAG          NABA1(2)       NABA2(2)
OPERATIONS
Investment income (loss) -- net                        $          4   $          1   $     (4,333)  $         (5)  $        (84)
Net realized gain (loss) on sales of investments                 --             --        (55,280)             4              5
Distributions from capital gains                                  7              5             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (19)            (5)       132,753            207          1,999
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (8)             1         73,140            206          1,920
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,500          1,001          1,506          1,951         12,998
Net transfers(1)                                                 --             --          8,726          1,504             --
Contract terminations:
    Surrender benefits and contract charges                      --             --        (31,618)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,500          1,001        (21,386)         3,455         12,998
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --        285,155             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      1,492   $      1,002   $    336,909   $      3,661   $     14,918
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --        511,413             --             --
Contract purchase payments                                    1,507             --          2,346          1,374         10,256
Net transfers(1)                                                 --             --         14,410          1,125             --
Contract terminations:
    Surrender benefits and contract charges                      --             --        (52,404)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,507             --        475,765          2,499         10,256
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NABA3(2)       NABA4(2)       NABA5(2)       NABA6(2)      NABA7(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $       (136)  $       (137)  $       (160)  $         --
Net realized gain (loss) on sales of investments                 --             12            268              8             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3          4,069          2,927          4,405              3
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3          3,945          3,058          4,253              3
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20         20,158         21,560             20             20
Net transfers(1)                                                 --          4,922          2,919         37,343             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20         25,080         24,479         37,363             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         23   $     29,025   $     27,537   $     41,616   $         23
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --         16,189         16,822             --             --
Net transfers(1)                                                 --          3,773          2,147         28,663             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --         19,962         18,969         28,663             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NABA8(2)       NAAD1(2)       NAAD2(2)       NAAD3(2)       NAAD4(2)
OPERATIONS
Investment income (loss) -- net                        $        (17)  $         --   $        (12)  $         --   $         (2)
Net realized gain (loss) on sales of investments                  1             --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   602              3            391              3             66
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     586              3            379              3             64
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   10,492             20          7,961             20             20
Net transfers(1)                                              1,436             --             --             --          1,758
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,928             20          7,961             20          1,778
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     12,514   $         23   $      8,340   $         23   $      1,842
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    7,521             --          5,901             --             --
Net transfers(1)                                              1,116             --             --             --          1,293
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,637             --          5,901             --          1,293
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NAAD5(2)       NAAD6(2)       NAAD7(2)       NAAD8(2)         IGN
OPERATIONS
Investment income (loss) -- net                        $        (60)  $         --   $         --   $         (3)  $     (2,922)
Net realized gain (loss) on sales of investments                 36             --             --             --        (46,285)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,469              3              3            159        196,809
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,445              3              3            156        147,602
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   19,547             20             20          4,820            682
Net transfers(1)                                                 --             --             --             --          2,642
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --        (82,236)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               19,547             20             20          4,820        (78,912)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --        703,324
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     20,992   $         23   $         23   $      4,976   $    772,014
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --        865,887
Contract purchase payments                                   14,924             --             --          3,530            824
Net transfers(1)                                                 --             --             --             --          3,869
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --        (95,833)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,924             --             --          3,530        774,747
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                  IIN           IVA          NAVA1(2)       NAVA2(2)       NAVA3(2)
OPERATIONS
Investment income (loss) -- net                        $     (1,687)  $     (6,210)  $         --   $        (15)  $         --
Net realized gain (loss) on sales of investments            (22,757)       (32,781)            --              2             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                73,583        157,853              2            588              2
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  49,139        118,862              2            575              2
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      248            390             20          4,797             20
Net transfers(1)                                             13,634          8,418             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (21,287)       (35,968)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (7,405)       (27,160)            20          4,797             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             194,838        520,464             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    236,572   $    612,166   $         22   $      5,372   $         22
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      269,895        703,492             --             --             --
Contract purchase payments                                      341            485             --          4,191             --
Net transfers(1)                                             15,816         10,778             --             --             --
Contract terminations:
    Surrender benefits and contract charges                 (28,541)       (43,833)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            257,511        670,922             --          4,191             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NAVA4(2)       NAVA5(2)       NAVA6(2)      NAVA7(2)        NAVA8(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                 --             --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2            124              2              2              2
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2            124              2              2              2
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20             20             20             20
Net transfers(1)                                                 --          2,392             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20          2,412             20             20             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         22   $      2,536   $         22   $         22   $         22
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --             --             --             --
Net transfers(1)                                                 --          1,966             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --          1,966             --             --             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NGIP1(2)       NGIP2(2)       NGIP3(2)       NGIP4(2)       NGIP5(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $       (404)  $         --   $        (18)  $        (36)
Net realized gain (loss) on sales of investments                 --          2,792             --              1              6
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    25         14,770              4            531          4,418
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      25         17,158              4            514          4,388
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,330        187,451             30             30         43,376
Net transfers(1)                                                 --           (625)            --          4,898             --
Contract terminations:
    Surrender benefits and contract charges                      --         (2,800)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,330        184,026             30          4,928         43,376
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      1,355   $    201,184   $         34   $      5,442   $     47,764
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                      967        149,958             --             --         34,756
Net transfers(1)                                                 --           (481)            --          3,960             --
Contract terminations:
    Surrender benefits and contract charges                      --         (2,181)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                967        147,296             --          3,960         34,756
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NGIP6(2)       NGIP7(2)       NGIP8(2)       NPRG1(2)       NPRG2(2)
OPERATIONS
Investment income (loss) -- net                        $         (4)  $         --   $     (1,542)  $         (5)  $         (2)
Net realized gain (loss) on sales of investments                  1             --            133              2             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   403              4         39,900             98            161
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     400              4         38,491             95            159
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,620             30        346,150            642          8,137
Net transfers(1)                                              1,877             --             (2)         1,502             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,497             30        346,148          2,144          8,137
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      4,897   $         34   $    384,639   $      2,239   $      8,296
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    2,115             --        282,823            495          6,453
Net transfers(1)                                              1,450             --             --          1,226             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,565             --        282,823          1,721          6,453
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NPRG3(2)       NPRG4(2)       NPRG5(2)       NPRG6(2)       NPRG7(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $       (133)  $         (4)  $       (184)  $         --
Net realized gain (loss) on sales of investments                 --              9             --              6             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2          2,659             67          2,892              2
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2          2,535             63          2,714              2
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30         20,114          2,530             30             30
Net transfers(1)                                                 --          4,911             --         44,007             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   30         25,025          2,530         44,037             30
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         32   $     27,560   $      2,593   $     46,751   $         32
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --         17,422          2,003             --             --
Net transfers(1)                                                 --          4,101             --         36,570             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --         21,523          2,003         36,570             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NPRG8(2)       NTEC1(2)       NTEC2(2)       NTEC3(2)       NTEC4(2)
OPERATIONS
Investment income (loss) -- net                        $       (197)  $         (5)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                  8             --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,744             95              3              3              3
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,555             90              3              3              3
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,816            647             20             20             20
Net transfers(1)                                             36,885          1,514             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               41,701          2,161             20             20             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     44,256   $      2,251   $         23   $         23   $         23
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    3,907            459             --             --             --
Net transfers(1)                                             30,804          1,119             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             34,711          1,578             --             --             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NTEC5(2)       NTEC6(2)       NTEC7(2)       NTEC8(2)       NAGR1(2)
OPERATIONS
Investment income (loss) -- net                        $        (84)  $         --   $         --   $       (210)  $         (5)
Net realized gain (loss) on sales of investments                  9             --             --             15              1
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,900              3              3          3,836            126
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,825              3              3          3,641            122
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   10,031             20             20             --            624
Net transfers(1)                                                 --             --             --         38,564          1,498
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               10,031             20             20         38,564          2,122
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     11,856   $         23   $         23   $     42,205   $      2,244
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    8,419             --             --             --            542
Net transfers(1)                                                 --             --             --         30,041          1,351
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,419             --             --         30,041          1,893
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NAGR2(2)       NAGR3(2)       NAGR4(2)       NAGR5(2)       NAGR6(2)
OPERATIONS
Investment income (loss) -- net                        $       (191)  $         --   $        (42)  $        385   $         --
Net realized gain (loss) on sales of investments                  1             --              2              1             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,084              1            825          3,020              1
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,894              1            785          3,406              1
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   36,858             20             20         55,317             20
Net transfers(1)                                                 --             --         11,788            341             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               36,858             20         11,808         55,658             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     38,752   $         21   $     12,593   $     59,064   $         21
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   33,039             --             --         48,913             --
Net transfers(1)                                                 --             --         10,731            299             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             33,039             --         10,731         49,212             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NAGR7(2)       NAGR8(2)         IIG            IVL          NFCO1(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $        100   $       (618)  $        (36)
Net realized gain (loss) on sales of investments                 --             --        (18,730)         1,750              4
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1              1         96,394         51,255            972
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1              1         77,764         52,387            940
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20            514            215         22,086
Net transfers(1)                                                 --             --          9,100          3,836          1,501
Contract terminations:
    Surrender benefits and contract charges                      --             --        (73,341)       (24,918)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20        (63,727)       (20,867)        23,587
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --        315,104        200,424             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         21   $         21   $    329,141   $    231,944   $     24,527
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --        388,647        184,442             --
Contract purchase payments                                       --             --            631            192         17,169
Net transfers(1)                                                 --             --         12,354          3,729          1,211
Contract terminations:
    Surrender benefits and contract charges                      --             --        (83,377)       (20,470)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --        318,255        167,893         18,380
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFCO2(2)       NFCO3(2)       NFCO4(2)       NFCO5(2)       NFCO6(2)
OPERATIONS
Investment income (loss) -- net                        $       (489)  $         --   $        (38)  $       (487)  $         --
Net realized gain (loss) on sales of investments                 27             --              3            138             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                18,681              4          1,050         12,909              4
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  18,219              4          1,015         12,560              4
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  418,262             30             30        151,873             30
Net transfers(1)                                              4,359             --          9,848         71,249             --
Contract terminations:
    Surrender benefits and contract charges                    (350)            --             --           (179)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              422,271             30          9,878        222,943             30
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    440,490   $         34   $     10,893   $    235,503   $         34
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                  327,743             --             --        122,465             --
Net transfers(1)                                              3,342             --          8,153         54,896             --
Contract terminations:
    Surrender benefits and contract charges                    (276)            --             --           (141)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            330,809             --          8,153        177,220             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFCO7(2)       NFCO8(2)       NFGR1(2)       NFGR2(2)       NFGR3(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $       (124)  $         (5)  $        (10)  $       (157)
Net realized gain (loss) on sales of investments                 --             61              2             --             17
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4          2,325            133            316          3,777
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4          2,262            130            306          3,637
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30         26,835            648         12,320         17,229
Net transfers(1)                                                 --          4,944          1,507             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   30         31,779          2,155         12,320         17,229
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         34   $     34,041   $      2,285   $     12,626   $     20,866
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --         21,800            471          9,089         15,080
Net transfers(1)                                                 --          3,874          1,153             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --         25,674          1,624          9,089         15,080
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFGR4(2)       NFGR5(2)       NFGR6(2)       NFGR7(2)       NFGR8(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $        (14)  $        (46)  $        (22)  $         --
Net realized gain (loss) on sales of investments                 --              1              4           (195)            --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4            300            931              1              4
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4            287            889           (216)             4
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30             30          4,351         25,774             30
Net transfers(1)                                                 --          4,194          3,131             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --        (25,525)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   30          4,224          7,482            249             30
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         34   $      4,511   $      8,371   $         33   $         34
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --          3,645         19,147             --
Net transfers(1)                                                 --          3,238          2,412             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --        (19,147)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --          3,238          6,057             --             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFMC1(2)       NFMC2(2)       NFMC3(2)       NFMC4(2)       NFMC5(2)
OPERATIONS
Investment income (loss) -- net                        $        (16)  $       (131)  $        (34)  $       (138)  $       (193)
Net realized gain (loss) on sales of investments                 16            635              5             16             15
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   685          4,773          1,229          5,337          7,255
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     685          5,277          1,200          5,215          7,077
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,882         78,766          3,822         15,235         67,119
Net transfers(1)                                              4,518          1,302             --         12,037         11,223
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,400         80,068          3,822         27,272         78,342
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      7,085   $     85,345   $      5,022   $     32,487   $     85,419
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    1,382         56,844          3,398         12,659         49,957
Net transfers(1)                                              3,378            913             --          9,284          7,895
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,760         57,757          3,398         21,943         57,852
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFMC6(2)       NFMC7(2)       NFMC8(2)       NFOV1(2)       NFOV2(2)
OPERATIONS
Investment income (loss) -- net                        $       (173)  $         --   $     (1,933)  $         (5)  $        (27)
Net realized gain (loss) on sales of investments                 12             --            406              3              2
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 5,753              6         63,888            256          1,942
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   5,592              6         62,361            254          1,917
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,361             30        340,108            635         19,680
Net transfers(1)                                             33,361             --         70,386          1,501            324
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               37,722             30        410,494          2,136         20,004
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     43,314   $         36   $    472,855   $      2,390   $     21,921
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    3,757             --        266,634            432         13,706
Net transfers(1)                                             25,590             --         54,389          1,071            218
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,347             --        321,023          1,503         13,924
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFOV3(2)       NFOV4(2)       NFOV5(2)       NFOV6(2)       NFOV7(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $        (38)  $         --   $        (36)
Net realized gain (loss) on sales of investments                 --             --              4             --              5
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5              5          1,306              5            156
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5              5          1,272              5            125
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20          5,238             20         27,135
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --        (25,329)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20          5,238             20          1,806
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         25   $         25   $      6,510   $         25   $      1,931
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --          4,148             --         18,787
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --        (17,554)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --          4,148             --          1,233
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NFOV8(2)       NRES1(2)       NRES2(2)       NRES3(2)       NRES4(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $        (37)  $         --   $         --   $        (40)
Net realized gain (loss) on sales of investments                 --              1             --             --              3
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5          1,077              4              4          1,070
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5          1,041              4              4          1,033
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20          6,722             30             30             30
Net transfers(1)                                                 --          3,010             --             --         10,571
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20          9,732             30             30         10,601
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         25   $     10,773   $         34   $         34   $     11,634
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --          5,584             --             --             --
Net transfers(1)                                                 --          2,388             --             --          8,609
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --          7,972             --             --          8,609
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NRES5(2)       NRES6(2)       NRES7(2)       NRES8(2)       NSMC1(2)
OPERATIONS
Investment income (loss) -- net                        $        161   $         --   $         --   $       (107)  $         (6)
Net realized gain (loss) on sales of investments                 13             --             --              7              3
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,624              4              4          2,291            170
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,798              4              4          2,191            167
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   21,292             30             30          6,500          2,201
Net transfers(1)                                                 --             --             --         19,664          1,516
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               21,292             30             30         26,164          3,717
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     25,090   $         34   $         34   $     28,355   $      3,884
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   18,140             --             --          4,770          1,528
Net transfers(1)                                                 --             --             --         15,781          1,098
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             18,140             --             --         20,551          2,626
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NSMC2(2)       NSMC3(2)       NSMC4(2)       NSMC5(2)       NSMC6(2)
OPERATIONS
Investment income (loss) -- net                        $        (35)  $       (165)  $       (110)  $       (152)  $        (17)
Net realized gain (loss) on sales of investments                  1             24             13            (55)             1
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   965          4,909          3,621          2,718            379
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     931          4,768          3,524          2,511            363
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   38,252         17,457         15,083         69,104             20
Net transfers(1)                                              1,743             --          4,947         31,802          4,691
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               39,995         17,457         20,030        100,906          4,711
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     40,926   $     22,225   $     23,554   $    103,417   $      5,074
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   26,643         15,146         12,280         48,574             --
Net transfers(1)                                              1,197             --          3,746         21,941          3,446
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             27,840         15,146         16,026         70,515          3,446
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NSMC7(2)       NSMC8(2)       NVAS1(2)       NVAS2(2)       NVAS3(2)
OPERATIONS
Investment income (loss) -- net                        $        (23)  $       (404)  $         (5)  $        (24)  $         --
Net realized gain (loss) on sales of investments                125            358              3              1             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    --          8,285            241          1,322              4
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     102          8,239            239          1,299              4
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   25,857          7,449            637         32,891             20
Net transfers(1)                                                 --         79,767          1,507          3,045             --
Contract terminations:
    Surrender benefits and contract charges                 (25,936)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (79)        87,216          2,144         35,936             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         23   $     95,455   $      2,383   $     37,235   $         24
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   18,126          5,322            465         22,985             --
Net transfers(1)                                                 --         59,937          1,125          2,111             --
Contract terminations:
    Surrender benefits and contract charges                 (18,126)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --         65,259          1,590         25,096             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NVAS4(2)       NVAS5(2)       NVAS6(2)       NVAS7(2)       NVAS8(2)
OPERATIONS
Investment income (loss) -- net                        $        (19)  $        (17)  $        (20)  $         --   $         (8)
Net realized gain (loss) on sales of investments                  2              1              2             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   731            650            529              4            307
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     714            634            511              4            299
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20          1,777          2,454             20         11,324
Net transfers(1)                                              4,921          9,538             --             --            750
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,941         11,315          2,454             20         12,074
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      5,655   $     11,949   $      2,965   $         24   $     12,373
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --          1,417          2,005             --          7,833
Net transfers(1)                                              3,794          6,642             --             --            532
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,794          8,059          2,005             --          8,365
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NMSS1(2)       NMSS2(2)       NMSS3(2)       NMSS4(2)       NMSS5(2)
OPERATIONS
Investment income (loss) -- net                        $        (35)  $       (403)  $         --   $         (2)  $       (574)
Net realized gain (loss) on sales of investments                  1             12             --             --            848
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,668         15,666              3             66         15,357
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,634         15,275              3             64         15,631
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   51,442        309,794             20             20        186,119
Net transfers(1)                                                 --          7,403             --          1,758         16,318
Contract terminations:
    Surrender benefits and contract charges                      --           (350)            --             --           (136)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               51,442        316,847             20          1,778        202,301
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     53,076   $    332,122   $         23   $      1,842   $    217,932
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                   41,519        254,457             --             --        158,040
Net transfers(1)                                                 --          5,934             --          1,427         13,082
Contract terminations:
    Surrender benefits and contract charges                      --           (286)            --             --           (111)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             41,519        260,105             --          1,427        171,011
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NMSS6(2)       NMSS7(2)       NMSS8(2)       NINT1(2)       NINT2(2)
OPERATIONS
Investment income (loss) -- net                        $       (321)  $         --   $       (321)  $         (1)  $        (14)
Net realized gain (loss) on sales of investments                 15             --             45             --              1
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                10,135              3          6,363            100            660
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   9,829              3          6,087             99            647
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  154,472             20         47,324          4,128         12,044
Net transfers(1)                                              6,271             --         33,643             --            643
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              160,743             20         80,967          4,128         12,687
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    170,572   $         23   $     87,054   $      4,227   $     13,334
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                  128,575             --         40,096          2,939          8,843
Net transfers(1)                                              5,322             --         28,369             --            471
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            133,897             --         68,465          2,939          9,314
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NINT3(2)       NINT4(2)       NINT5(2)       NINT6(2)       NINT7(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         (2)  $         72   $        (12)  $         --
Net realized gain (loss) on sales of investments                 --             --             13              1             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4             85          3,899            332              4
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4             83          3,984            321              4
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20          1,340         20,284          1,091             20
Net transfers(1)                                                 --             --            335          1,882             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20          1,340         20,619          2,973             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         24   $      1,423   $     24,603   $      3,294   $         24
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --            981         16,711            924             --
Net transfers(1)                                                 --             --            243          1,386             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --            981         16,954          2,310             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NINT8(2)          ISB            IWG         NGRS1(2)       NGRS2(2)
OPERATIONS
Investment income (loss) -- net                        $        (11)  $     29,859   $     (1,802)  $         (5)  $        (97)
Net realized gain (loss) on sales of investments                 20        (76,201)       (44,782)             2              2
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   509        496,399        170,105             81          2,081
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     518        450,057        123,521             78          1,986
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   11,280          4,208          1,308            621         62,292
Net transfers(1)                                                846       (153,085)        (2,403)         1,501          4,352
Contract terminations:
    Surrender benefits and contract charges                      --       (254,939)       (37,052)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               12,126       (403,816)       (38,147)         2,122         66,644
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --      3,875,431        576,444             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     12,644   $  3,921,672   $    661,818   $      2,200   $     68,630
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --      3,214,421        676,796             --             --
Contract purchase payments                                    8,061          3,386          1,463            502         51,082
Net transfers(1)                                                671       (123,569)          (972)         1,239          3,531
Contract terminations:
    Surrender benefits and contract charges                      --       (201,886)       (41,741)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,732      2,892,352        635,546          1,741         54,613
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NGRS3(2)       NGRS4(2)       NGRS5(2)       NGRS6(2)       NGRS7(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $        (18)  $         --   $         --   $         --
Net realized gain (loss) on sales of investments                 --              1             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1            299              1              1              1
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1            282              1              1              1
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10             10             10             10             10
Net transfers(1)                                                 --          4,904             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10          4,914             10             10             10
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         11   $      5,196   $         11   $         11   $         11
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --             --             --             --
Net transfers(1)                                                 --          4,122             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --          4,122             --             --             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NGRS8(2)        NNDS1(2)       NNDS2(2)      NNDS3(2)       NNDS4(2)
OPERATIONS
Investment income (loss) -- net                        $         (3)  $         --   $        (40)  $       (163)  $         (5)
Net realized gain (loss) on sales of investments                 --             --             --             24             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   139              3            (49)         4,330             44
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     136              3            (89)         4,191             39
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,821             20         28,822         17,227             20
Net transfers(1)                                                 --             --             --             --          1,402
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,821             20         28,822         17,227          1,422
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      4,957   $         23   $     28,733   $     21,418   $      1,461
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    3,954             --         20,431         15,261             --
Net transfers(1)                                                 --             --             --             --          1,025
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,954             --         20,431         15,261          1,025
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NNDS5(2)       NNDS6(2)       NNDS7(2)       NNDS8(2)       NTRS1(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $         --   $         --   $         (5)
Net realized gain (loss) on sales of investments                 --             --             --             --              2
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3              3              3              3            120
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3              3              3              3            117
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20             20             20            626
Net transfers(1)                                                 --             --             --             --          1,499
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20             20             20          2,125
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         23   $         23   $         23   $         23   $      2,242
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --             --             --            542
Net transfers(1)                                                 --             --             --             --          1,347
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --             --             --          1,889
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NTRS2(2)       NTRS3(2)       NTRS4(2)       NTRS5(2)       NTRS6(2)
OPERATIONS
Investment income (loss) -- net                        $       (806)  $       (105)  $        (20)  $       (398)  $        (55)
Net realized gain (loss) on sales of investments              1,710              5              1             15              1
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                22,269          1,651            410         10,629            796
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  23,173          1,551            391         10,246            742
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  434,469         22,317             20        166,472          2,523
Net transfers(1)                                             11,770             --          6,631         90,004         11,602
Contract terminations:
    Surrender benefits and contract charges                  (2,788)           (99)            --           (182)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              443,451         22,218          6,651        256,294         14,125
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    466,624   $     23,769   $      7,042   $    266,540   $     14,867
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                  389,326         20,323             --        148,823          2,287
Net transfers(1)                                             10,279             --          5,981         78,618         10,396
Contract terminations:
    Surrender benefits and contract charges                  (2,471)           (88)            --           (160)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            397,134         20,235          5,981        227,281         12,683
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NTRS7(2)       NTRS8(2)       NSUT1(2)       NSUT2(2)       NSUT3(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $       (374)  $         --   $       (140)  $         --
Net realized gain (loss) on sales of investments                 --             (3)            --             18             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2          5,120              3          5,463              3
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2          4,743              3          5,341              3
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20         45,733             20         51,202             20
Net transfers(1)                                                 --         42,565             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --           (280)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20         88,298             20         50,922             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         22   $     93,041   $         23   $     56,263   $         23
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --         41,332             --         42,412             --
Net transfers(1)                                                 --         38,184             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --           (225)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --         79,516             --         42,187             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NSUT4(2)       NSUT5(2)       NSUT6(2)       NSUT7(2)       NSUT8(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $         --   $         --   $         (3)
Net realized gain (loss) on sales of investments                 --             --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3              3              3              3            129
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3              3              3              3            126
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20             20             20             20
Net transfers(1)                                                 --             --             --             --          1,667
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20             20             20          1,687
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         23   $         23   $         23   $         23   $      1,813
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --             --             --             --
Net transfers(1)                                                 --             --             --             --          1,349
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --             --             --          1,349
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    IEQ           IMD             ISC            IUS           IGR
OPERATIONS
Investment income (loss) -- net                        $       (123)  $      3,662   $     (2,807)  $     15,223   $     (7,012)
Net realized gain (loss) on sales of investments             (3,508)       (26,526)           564          5,379        (32,418)
Distributions from capital gains                                 --             --             --         12,653             --
Net change in unrealized appreciation or
  depreciation of investments                                35,395        201,617         75,553        (33,541)       217,909
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  31,764        178,753         73,310           (286)       178,479
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      219          1,643            307          3,449          1,332
Net transfers(1)                                              2,572         43,655         25,736         (7,653)        28,589
Contract terminations:
    Surrender benefits and contract charges                  (9,034)       (92,314)       (19,186)       (75,580)       (52,125)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (6,243)       (47,016)         6,857        (79,784)       (22,204)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             119,989        928,261        171,420      1,051,517        638,876
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    145,510   $  1,059,998   $    251,587   $    971,447   $    795,151
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      149,118        989,000        147,666        811,590        656,703
Contract purchase payments                                      257          1,532            255          2,665          1,241
Net transfers(1)                                              4,062         40,571         19,383         (5,856)        22,652
Contract terminations:
    Surrender benefits and contract charges                 (10,178)       (90,357)       (13,214)       (58,137)       (47,551)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            143,259        940,746        154,090        750,262        633,045
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NOCA1(2)       NOCA2(2)       NOCA3(2)       NOCA4(2)       NOCA5(2)
OPERATIONS
Investment income (loss) -- net                        $         (6)  $       (196)  $       (170)  $        (30)  $       (352)
Net realized gain (loss) on sales of investments                  2              8             18              2             13
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   203          8,575          4,067            803         10,882
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     199          8,387          3,915            775         10,543
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,239        157,002         18,912             40        165,018
Net transfers(1)                                              1,505          4,351             --          9,454         50,454
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,744        161,353         18,912          9,494        215,472
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      4,943   $    169,740   $     22,827   $     10,269   $    226,015
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    2,410        121,452         16,800             --        128,265
Net transfers(1)                                              1,188          3,286             --          7,518         38,204
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,598        124,738         16,800          7,518        166,469
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NOCA6(2)       NOCA7(2)       NOCA8(2)       NOGS1(2)       NOGS2(2)
OPERATIONS
Investment income (loss) -- net                        $        (43)  $        (22)  $        (15)  $         --   $        (28)
Net realized gain (loss) on sales of investments                 13             42             --             --             (2)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   928              3            348              7          1,693
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     898             23            333              7          1,663
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,285         25,688          6,540             30         21,114
Net transfers(1)                                              6,267             --          5,773             --          6,977
Contract terminations:
    Surrender benefits and contract charges                    (171)       (25,666)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,381             22         12,313             30         28,091
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     10,279   $         45   $     12,646   $         37   $     29,754
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    2,711         19,932          4,884             --         14,519
Net transfers(1)                                              4,962             --          4,419             --          4,714
Contract terminations:
    Surrender benefits and contract charges                    (132)       (19,932)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,541             --          9,303             --         19,233
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NOGS3(2)       NOGS4(2)       NOGS5(2)       NOGS6(2)       NOGS7(2)
OPERATIONS
Investment income (loss) -- net                        $        (46)  $         --   $         (9)  $         --   $         --
Net realized gain (loss) on sales of investments                  8             --              1             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,851              7            311              7              7
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,813              7            303              7              7
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    8,973             30          1,048             30             30
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (43)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                8,930             30          1,048             30             30
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     10,743   $         37   $      1,351   $         37   $         37
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    6,966             --            876             --             --
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (30)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,936             --            876             --             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NOGS8(2)         IHI          NOHI1(2)       NOHI2(2)       NOHI3(2)
OPERATIONS
Investment income (loss) -- net                        $         (1)  $     19,284   $        (53)  $         (9)  $         --
Net realized gain (loss) on sales of investments                 --        (10,188)             2             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    65         55,671            800            187              1
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      64         64,767            749            178              1
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30            422         11,080          7,097             10
Net transfers(1)                                              1,125        (17,523)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --        (24,594)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,155        (41,695)        11,080          7,097             10
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --        314,010             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      1,219   $    337,082   $     11,829   $      7,275   $         11
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --        318,393             --             --             --
Contract purchase payments                                       --            406         10,006          6,149             --
Net transfers(1)                                                768        (17,048)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --        (22,125)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                768        279,626         10,006          6,149             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NOHI4(2)       NOHI5(2)       NOHI6(2)       NOHI7(2)       NOHI8(2)
OPERATIONS
Investment income (loss) -- net                        $         (2)  $       (110)  $        (30)  $        (13)  $         (2)
Net realized gain (loss) on sales of investments                 --              3             13             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    32          1,420            426            120             29
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      30          1,313            409            107             27
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,316         28,871          4,508          1,501             --
Net transfers(1)                                                 --             --             --             --            711
Contract terminations:
    Surrender benefits and contract charges                      --             --           (170)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,316         28,871          4,338          1,501            711
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      1,346   $     30,184   $      4,747   $      1,608   $        738
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    1,133         25,604          4,176          1,366             --
Net transfers(1)                                                 --             --             --             --            627
Contract terminations:
    Surrender benefits and contract charges                      --             --           (148)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,133         25,604          4,028          1,366            627
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NOSM1(2)       NOSM2(2)       NOSM3(2)       NOSM4(2)       NOSM5(2)
OPERATIONS
Investment income (loss) -- net                        $        (57)  $        (64)  $        (80)  $        (21)  $        (83)
Net realized gain (loss) on sales of investments                  5             32             14              5              5
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,042          2,144          2,590            750          2,487
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,990          2,112          2,524            734          2,409
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   11,100         37,544         12,838             20         38,183
Net transfers(1)                                                 --            978             --          6,696          2,603
Contract terminations:
    Surrender benefits and contract charges                      --             --            (42)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,100         38,522         12,796          6,716         40,786
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     13,090   $     40,634   $     15,320   $      7,450   $     43,195
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    8,537         25,883         10,041             --         26,403
Net transfers(1)                                                 --            656             --          4,854          1,847
Contract terminations:
    Surrender benefits and contract charges                      --             --            (29)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,537         26,539         10,012          4,854         28,250
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NOSM6(2)       NOSM7(2)       NOSM8(2)       NSTB1(2)       NSTB2(2)
OPERATIONS
Investment income (loss) -- net                        $         (7)  $         --   $     (1,680)  $        (39)  $       (467)
Net realized gain (loss) on sales of investments                 --             --            230             --          1,494
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   205              4         52,128            787          6,562
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     198              4         50,678            748          7,589
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20        356,524         51,684        222,386
Net transfers(1)                                              3,736             --            834          1,501           (555)
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --         (2,965)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,756             20        357,358         53,185        218,866
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      3,954   $         24   $    408,036   $     53,933   $    226,455
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --        266,867         46,292        203,562
Net transfers(1)                                              2,571             --            645          1,387           (495)
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --         (2,679)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,571             --        267,512         47,679        200,388
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NSTB3(2)       NSTB4(2)       NSTB5(2)       NSTB6(2)       NSTB7(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         (6)  $       (451)  $       (291)  $        (13)
Net realized gain (loss) on sales of investments                 --             --            409              6             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1            104          5,147          4,264            105
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1             98          5,105          3,979             92
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10          1,311        146,649        153,653          1,501
Net transfers(1)                                                 --          1,388          2,374          1,880             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10          2,699        149,023        155,533          1,501
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         11   $      2,797   $    154,128   $    159,512   $      1,593
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --          1,180        134,512        139,780          1,415
Net transfers(1)                                                 --          1,290          2,145          1,704             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --          2,470        136,657        141,484          1,415
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NSTB8(2)         IDI             IPD            IGI         NGIN1(2)
OPERATIONS
Investment income (loss) -- net                        $       (259)  $     30,768   $     45,049   $      6,086   $        (57)
Net realized gain (loss) on sales of investments                 (7)       (16,175)        (9,059)       (62,502)             1
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,770         50,017         61,061        247,898          1,617
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,504         64,610         97,051        191,482          1,561
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   61,076          1,309            800            884         11,485
Net transfers(1)                                             20,869        (60,993)       (57,820)       (73,344)         1,498
Contract terminations:
    Surrender benefits and contract charges                      --        (34,023)       (52,904)       (78,528)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               81,945        (93,707)      (109,924)      (150,988)        12,983
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --        389,376        588,400        842,776             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     84,449   $    360,279   $    575,527   $    883,270   $     14,544
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --        371,856        545,659        878,120             --
Contract purchase payments                                   55,818          1,079            707            785          9,616
Net transfers(1)                                             19,244        (52,299)       (50,982)       (72,408)         1,226
Contract terminations:
    Surrender benefits and contract charges                      --        (30,514)       (44,520)       (75,524)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             75,062        290,122        450,864        730,973         10,842
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NGIN2(2)       NGIN3(2)       NGIN4(2)       NGIN5(2)        IPG
OPERATIONS
Investment income (loss) -- net                        $        (17)  $       (140)  $         --   $        (31)  $      5,665
Net realized gain (loss) on sales of investments                  1             13             --              2        (48,684)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   346          3,601              4            858        366,257
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     330          3,474              4            829        323,238
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,596         26,083             30          3,558          9,362
Net transfers(1)                                                 --             --             --          4,700        (58,161)
Contract terminations:
    Surrender benefits and contract charges                      --           (100)            --             --        (77,254)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,596         25,983             30          8,258       (126,053)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --      1,349,594
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      2,926   $     29,457   $         34   $      9,087   $  1,546,779
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --      1,621,254
Contract purchase payments                                    2,183         22,083             --          2,947         10,472
Net transfers(1)                                                 --             --             --          3,846        (67,882)
Contract terminations:
    Surrender benefits and contract charges                      --            (81)            --             --        (84,387)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,183         22,002             --          6,793      1,479,457
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NGIN7(2)       NGIN8(2)         IHY            IPH          NIGR1(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $     40,904   $     24,687   $        (32)
Net realized gain (loss) on sales of investments                 --             --        (44,405)       (14,483)             5
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4              4         98,817         47,725          1,298
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4              4         95,316         57,929          1,271
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30             30          1,312            423          6,028
Net transfers(1)                                                 --             --        (51,361)       (25,714)         1,498
Contract terminations:
    Surrender benefits and contract charges                      --             --        (31,759)       (19,607)            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   30             30        (81,808)       (44,898)         7,526
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --        423,409        257,095             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         34   $         34   $    436,917   $    270,126   $      8,797
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --        473,013        263,044             --
Contract purchase payments                                       --             --          1,203            409          5,111
Net transfers(1)                                                 --             --        (51,212)       (24,450)         1,197
Contract terminations:
    Surrender benefits and contract charges                      --             --        (32,807)       (17,506)            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --        390,197        221,497          6,308
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NIGR2(2)       NIGR3(2)       NIGR4(2)       NIGR5(2)       NIGR6(2)
OPERATIONS
Investment income (loss) -- net                        $        (10)  $        (32)  $         --   $         (8)  $       (163)
Net realized gain (loss) on sales of investments                  1              3             --             --              9
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   283            904              4            268          5,271
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     274            875              4            260          5,117
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,426          3,829             20             20          1,272
Net transfers(1)                                                 --             --             --          2,438         35,060
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,426          3,829             20          2,458         36,332
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      1,700   $      4,704   $         24   $      2,718   $     41,449
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                    1,220          3,380             --             --          1,081
Net transfers(1)                                                 --             --             --          1,937         28,733
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,220          3,380             --          1,937         29,814
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NIGR7(2)       NIGR8(2)         INO          NPRE1(2)       NPRE2(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $     (3,472)  $         --   $         --
Net realized gain (loss) on sales of investments                 --             --        (59,269)            --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4              4        128,075              2              2
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4              4         65,334              2              2
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20            448             20             20
Net transfers(1)                                                 --             --        (19,424)            --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --        (28,553)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20        (47,529)            20             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --        237,122             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         24   $         24   $    254,927   $         22   $         22
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --        317,335             --             --
Contract purchase payments                                       --             --            464             --             --
Net transfers(1)                                                 --             --        (22,101)            --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --        (34,953)            --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --        260,745             --             --
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NPRE3(2)       NPRE4(2)       NPRE5(2)       NPRE6(2)       NPRE7(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $         --   $         --   $         --
Net realized gain (loss) on sales of investments                 --             --             --             --             --
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2              2              2              2              2
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2              2              2              2              2
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20             20             20             20
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20             20             20             20
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         22   $         22   $         22   $         22   $         22
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --             --             --             --
Net transfers(1)                                                 --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --             --             --             --
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NPRE8(2)       NVIS1(2)       NVIS2(2)       NVIS3(2)       NVIS4(2)
OPERATIONS
Investment income (loss) -- net                        $         --   $         --   $         (8)  $         --   $        (19)
Net realized gain (loss) on sales of investments                 --             --              1             --              1
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2              2            166              2            434
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2              2            159              2            416
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20             20          1,114             20             20
Net transfers(1)                                                 --             --             --             --          4,924
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20             20          1,114             20          4,944
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $         22   $         22   $      1,273   $         22   $      5,360
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --             --
Contract purchase payments                                       --             --            929             --             --
Net transfers(1)                                                 --             --             --             --          3,888
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 --             --            929             --          3,888
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)               NVIS5(2)       NVIS6(2)       NVIS7(2)       NVIS8(2)        IPV
OPERATIONS
Investment income (loss) -- net                        $         (9)  $        (12)  $         --   $        (46)  $     (9,951)
Net realized gain (loss) on sales of investments                  1              1             --              3       (130,346)
Distributions from capital gains                                 --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   180            178              2            748        342,141
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     172            167              2            705        201,844
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,045          1,334             20         10,320          1,447
Net transfers(1)                                                 --             --             --             --        (40,258)
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --        (72,274)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,045          1,334             20         10,320       (111,085)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --             --             --             --        925,673
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      1,217   $      1,501   $         22   $     11,025   $  1,016,432
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --             --             --             --      1,116,455
Contract purchase payments                                      890          1,098             --          8,064          1,594
Net transfers(1)                                                 --             --             --             --        (42,673)
Contract terminations:
    Surrender benefits and contract charges                      --             --             --             --        (80,007)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                890          1,098             --          8,064        995,369
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.
(2)  For the period March 17, 2003 (commencement of operations) to Dec. 31,
     2003.

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                ICR            IMS            ISI            IIE            IMG
OPERATIONS
Investment income (loss) -- net                        $     (6,477)  $       (121)  $     35,396   $       (775)  $     25,491
Net realized gain (loss) on sales of investments           (250,020)            (1)       (11,938)       (31,636)      (182,342)
Distributions from capital gains                             66,889             --             --            433        177,152
Net change in unrealized appreciation or
  depreciation of investments                               (23,857)            --         12,942        (10,141)      (332,704)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (213,465)          (122)        36,400        (42,119)      (312,403)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   17,045             --         39,864          1,318          8,849
Net transfers(1)                                           (157,528)        (2,886)      (134,946)        (2,894)       279,169
Contract terminations:
    Surrender benefits and contract charges                (106,261)           (27)       (67,110)       (15,153)      (208,321)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (246,744)        (2,913)      (162,192)       (16,729)        79,697
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             956,130         53,701      1,014,497        213,641      2,287,335
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    495,921   $     50,666   $    888,705   $    154,793   $  2,054,629
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      963,302         49,853        943,189        257,151      2,215,746
Contract purchase payments                                   17,444             --         36,665          1,694          9,236
Net transfers(1)                                           (209,561)        (2,684)      (124,278)        (6,858)       311,983
Contract terminations:
    Surrender benefits and contract charges                (121,444)           (25)       (61,558)       (20,897)      (218,988)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            649,741         47,144        794,018        231,090      2,317,977
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                    IGD            IAG            IGN            IIN           IVA
OPERATIONS
Investment income (loss) -- net                        $     (1,395)  $     (5,347)  $     (8,979)  $     (2,303)  $     (7,852)
Net realized gain (loss) on sales of investments             (9,632)      (157,982)       (70,335)       (46,030)      (123,506)
Distributions from capital gains                                166             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (31,490)        (5,177)       (79,373)         2,811       (151,757)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (42,351)      (168,506)      (158,687)       (45,522)      (283,115)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   16,779          4,298         36,430          1,935         18,304
Net transfers(1)                                             (3,412)       (35,771)       (32,365)       (42,522)       (72,899)
Contract terminations:
    Surrender benefits and contract charges                  (6,160)       (34,659)       (51,350)       (18,043)       (98,398)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                7,207        (66,132)       (47,285)       (58,630)      (152,993)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             166,840        519,793        909,296        298,990        956,572
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    131,696   $    285,155   $    703,324   $    194,838   $   5 20,464
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      151,251        625,522        931,727        344,415        888,761
Contract purchase payments                                   15,493          5,694         38,014          2,304         17,430
Net transfers(1)                                             (5,320)       (63,568)       (46,866)       (53,459)       (93,366)
Contract terminations:
    Surrender benefits and contract charges                  (6,414)       (56,235)       (56,988)       (23,365)      (109,333)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            155,010        511,413        865,887        269,895        703,492
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                    IIG           IVL             ISB            IWG           IEQ
OPERATIONS
Investment income (loss) -- net                        $     (1,070)  $     (1,116)  $     42,030   $     (3,708)  $       (710)
Net realized gain (loss) on sales of investments            (14,819)         1,439       (127,110)       (75,010)        (6,770)
Distributions from capital gains                                 --         12,600             --             --          1,155
Net change in unrealized appreciation or
  depreciation of investments                               (71,508)       (46,251)      (266,034)      (147,812)       (31,273)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (87,397)       (33,328)      (351,114)      (226,530)       (37,598)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,489          1,359         64,283         33,322          1,336
Net transfers(1)                                              4,791           (116)       (43,996)       (22,283)        (4,682)
Contract terminations:
    Surrender benefits and contract charges                 (18,963)        (9,944)      (413,888)       (72,306)        (6,872)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (8,683)        (8,701)      (393,601)       (61,267)       (10,218)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             411,184        242,453      4,620,146        864,241        167,805
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    315,104   $    200,424   $  3,875,431   $    576,444   $    119,989
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      403,277        192,267      3,535,824        746,179        162,312
Contract purchase payments                                    5,681          1,157         49,552         30,158          1,431
Net transfers(1)                                                425           (324)       (43,471)       (27,815)        (6,908)
Contract terminations:
    Surrender benefits and contract charges                 (20,736)        (8,658)      (327,484)       (71,726)        (7,717)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            388,647        184,442      3,214,421        676,796        149,118
===============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                    IMD            ISC            IUS            IGR            IHI
OPERATIONS
Investment income (loss) -- net                        $      8,175   $     (2,988)  $     36,830   $     (6,190)  $     37,187
Net realized gain (loss) on sales of investments            (78,461)        (2,764)         7,690        (86,803)       (33,624)
Distributions from capital gains                                 --         37,515             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                              (181,673)       (88,412)        43,369       (192,043)       (19,595)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (251,959)       (56,649)        87,889       (285,036)       (16,032)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   10,004         13,856          7,402         44,761          2,665
Net transfers(1)                                           (152,940)       (36,159)      (103,751)       (11,127)       (68,618)
Contract terminations:
    Surrender benefits and contract charges                (140,954)       (15,565)      (107,930)      (110,908)       (22,075)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (283,890)       (37,868)      (204,279)       (77,274)       (88,028)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,464,110        265,937      1,167,907      1,001,186        418,070
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    928,261   $    171,420   $  1,051,517   $    638,876   $    314,010
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,278,297        176,899        974,298        742,144        407,937
Contract purchase payments                                    9,392          8,821          6,021         35,622          2,636
Net transfers(1)                                           (164,466)       (27,163)       (82,792)       (22,885)       (70,183)
Contract terminations:
    Surrender benefits and contract charges                (134,223)       (10,891)       (85,937)       (98,178)       (21,997)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            989,000        147,666        811,590        656,703        318,393
===============================================================================================================================

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                    IDI            IPD            IGI           IPG            IHY
OPERATIONS
Investment income (loss) -- net                        $     34,629   $     50,613   $      5,714   $      3,232   $     65,047
Net realized gain (loss) on sales of investments            (26,471)       (22,997)      (163,744)       (61,869)      (106,377)
Distributions from capital gains                                 --             --          7,344          9,599             --
Net change in unrealized appreciation or
  depreciation of investments                                10,612         (1,473)      (137,604)      (320,400)        27,088
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  18,770         26,143       (288,290)      (369,438)       (14,242)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,310          4,587            209         35,261            315
Net transfers(1)                                            (61,091)       (96,456)      (219,953)       (45,362)      (138,583)
Contract terminations:
    Surrender benefits and contract charges                 (42,378)       (43,673)      (188,038)      (114,611)       (38,987)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (101,159)      (135,542)      (407,782)      (124,712)      (177,255)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             471,765        697,799      1,538,848      1,843,744        614,906
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    389,376   $    588,400   $    842,776   $  1,349,594   $    423,409
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      471,786        675,762      1,284,050      1,769,464        673,807
Contract purchase payments                                    2,276          4,390            172         34,173            345
Net transfers(1)                                            (60,606)       (92,595)      (232,626)       (65,358)      (157,406)
Contract terminations:
    Surrender benefits and contract charges                 (41,600)       (41,898)      (173,476)      (117,025)       (43,733)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            371,856        545,659        878,120      1,621,254        473,013
===============================================================================================================================

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                     ------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                 IPH             INO            IPV
OPERATIONS
Investment income (loss) -- net                                                      $     34,584   $     (5,290)  $     (8,675)
Net realized gain (loss) on sales of investments                                          (29,195)      (223,256)      (234,009)
Distributions from capital gains                                                               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                             (13,726)        63,845       (158,184)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                (8,337)      (164,701)      (400,868)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                  1,848            105         20,899
Net transfers(1)                                                                          (40,992)      (123,290)       (89,629)
Contract terminations:
    Surrender benefits and contract charges                                               (18,663)       (32,263)      (119,326)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                            (57,807)      (155,448)      (188,056)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                           323,239        557,271      1,514,597
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                            $    257,095   $    237,122   $    925,673
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                    323,734        512,534      1,323,511
Contract purchase payments                                                                  1,877            101         18,518
Net transfers(1)                                                                          (43,052)      (154,835)      (107,882)
Contract terminations:
    Surrender benefits and contract charges                                               (19,515)       (40,465)      (117,692)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                          263,044        317,335      1,116,455
===============================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                         ACL VARIABLE ANNUITY ACCOUNT 2

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

ACL Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life Assurance Company (American Centurion Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is used as a funding vehicle for individual variable annuity contracts issued by American Centurion Life. The following is a list of each variable annuity product funded through the Account.

ACL Personal Portfolio (Personal Portfolio)*
ACL Personal Portfolio Plus(2) (Port Plus(2))*
American Express Innovations(SM) Variable Annuity (Innovations)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
ICR                  AXP(R) Variable Portfolio - Capital Resource Fund                                                28,487
NCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                  1,000
NCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                                  1,000
NCMG3                AXP(R) Variable Portfolio - Cash Management Fund                                                    999
NCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                                  5,651
NCMG5                AXP(R) Variable Portfolio - Cash Management Fund                                                  5,030
IMS                  AXP(R) Variable Portfolio - Cash Management Fund                                                 36,633
NCMG7                AXP(R) Variable Portfolio - Cash Management Fund                                                  1,493
NCMG8                AXP(R) Variable Portfolio - Cash Management Fund                                                    998
NBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                                   192
NBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                                                15,280
NBND3                AXP(R) Variable Portfolio - Diversified Bond Fund                                                    96
NBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                                                   219
NBND5                AXP(R) Variable Portfolio - Diversified Bond Fund                                                11,316
ISI                  AXP(R) Variable Portfolio - Diversified Bond Fund                                                75,524
NBND7                AXP(R) Variable Portfolio - Diversified Bond Fund                                                   140
NBND8                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 2,735
NDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                        1,185
NDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                          286
NDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                            2
NDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                            2
NDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                        1,933
NDEI6                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                          185
NDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                            2
NDEI8                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                          109
NGRO1                AXP(R) Variable Portfolio - Growth Fund                                                               2
NGRO2                AXP(R) Variable Portfolio - Growth Fund                                                               2
NGRO3                AXP(R) Variable Portfolio - Growth Fund                                                               2
NGRO4                AXP(R) Variable Portfolio - Growth Fund                                                               2
NGRO5                AXP(R) Variable Portfolio - Growth Fund                                                           2,759
NGRO6                AXP(R) Variable Portfolio - Growth Fund                                                               2
NGRO7                AXP(R) Variable Portfolio - Growth Fund                                                               2
NGRO8                AXP(R) Variable Portfolio - Growth Fund                                                               2
IIE                  AXP(R) Variable Portfolio - International Fund                                                   22,604
IMG                  AXP(R) Variable Portfolio - Managed Fund                                                        156,130
NNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                    1
NNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                    1
NNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                    1
NNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                    1
NNDM5                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                    1
IGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                               10,194
NNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                    1
NNDM8                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                  164

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
NSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                             2
NSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                             2
NSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                             2
NSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                             2
NSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                           488
NSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                           253
NSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                             2
NSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                           392
NSPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                      246
NSPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   27,833
NSPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                        1
NSPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                      482
NSPF5                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   12,562
NSPF6                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                        1
NSPF7                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                      225
NSPF8                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                    5,032
NFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                   1,101
NFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  12,934
NFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                     181
NFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                     221
NFIF5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  25,748
NFIF6                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                     922
NFIF7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                     143
NFIF8                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                      96
IAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             46,125
NABA1                AIM V.I. Basic Value Fund, Series II Shares                                                         345
NABA2                AIM V.I. Basic Value Fund, Series II Shares                                                       1,406
NABA3                AIM V.I. Basic Value Fund, Series II Shares                                                           2
NABA4                AIM V.I. Basic Value Fund, Series II Shares                                                       2,736
NABA5                AIM V.I. Basic Value Fund, Series II Shares                                                       2,595
NABA6                AIM V.I. Basic Value Fund, Series II Shares                                                       3,922
NABA7                AIM V.I. Basic Value Fund, Series II Shares                                                           2
NABA8                AIM V.I. Basic Value Fund, Series II Shares                                                       1,179
NAAD1                AIM V.I. Capital Development Fund, Series II Shares                                                   2
NAAD2                AIM V.I. Capital Development Fund, Series II Shares                                                 660
NAAD3                AIM V.I. Capital Development Fund, Series II Shares                                                   2
NAAD4                AIM V.I. Capital Development Fund, Series II Shares                                                 146
NAAD5                AIM V.I. Capital Development Fund, Series II Shares                                               1,661
NAAD6                AIM V.I. Capital Development Fund, Series II Shares                                                   2
NAAD7                AIM V.I. Capital Development Fund, Series II Shares                                                   2
NAAD8                AIM V.I. Capital Development Fund, Series II Shares                                                 394
IGN                  AIM V.I. Core Equity Fund, Series I Shares                                                       36,868
IIN                  AIM V.I. International Growth Fund, Series I Shares                                              14,749
IVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                    30,260
NAVA1                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
NAVA2                AIM V.I. Premier Equity Fund, Series II Shares                                                      267
NAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
NAVA4                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
NAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                                      126
NAVA6                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
NAVA7                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
NAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                                        1
NGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                           63
NGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        9,305
NGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                            2
NGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                                          252
NGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        2,209
NGIP6                AllianceBernstein VP Growth and Income Portfolio (Class B)                                          227
NGIP7                AllianceBernstein VP Growth and Income Portfolio (Class B)                                            2
NGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       17,791

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
NPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                             105
NPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                             389
NPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                                               2
NPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           1,292
NPRG5                AllianceBernstein VP Premier Growth Portfolio (Class B)                                             122
NPRG6                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           2,192
NPRG7                AllianceBernstein VP Premier Growth Portfolio (Class B)                                               2
NPRG8                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           2,075
NTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                                 157
NTEC2                AllianceBernstein VP Technology Portfolio (Class B)                                                   2
NTEC3                AllianceBernstein VP Technology Portfolio (Class B)                                                   2
NTEC4                AllianceBernstein VP Technology Portfolio (Class B)                                                   2
NTEC5                AllianceBernstein VP Technology Portfolio (Class B)                                                 826
NTEC6                AllianceBernstein VP Technology Portfolio (Class B)                                                   2
NTEC7                AllianceBernstein VP Technology Portfolio (Class B)                                                   2
NTEC8                AllianceBernstein VP Technology Portfolio (Class B)                                               2,941
NAGR1                AllianceBernstein VP Total Return Portfolio (Class B)                                               127
NAGR2                AllianceBernstein VP Total Return Portfolio (Class B)                                             2,191
NAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
NAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                                               712
NAGR5                AllianceBernstein VP Total Return Portfolio (Class B)                                             3,339
NAGR6                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
NAGR7                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
NAGR8                AllianceBernstein VP Total Return Portfolio (Class B)                                                 1
IIG                  American Century(R) VP Income & Growth, Class I                                                  50,098
IVL                  American Century(R) VP Value, Class I                                                            29,775
NFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                           1,070
NFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          19,210
NFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                               1
NFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                             475
NFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          10,271
NFCO6                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                               1
NFCO7                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                               1
NFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                           1,485
NFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     74
NFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                                                    411
NFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                    679
NFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                                                      1
NFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                    147
NFGR6                Fidelity(R) VIP Growth Portfolio Service Class 2                                                    273
NFGR7                Fidelity(R) VIP Growth Portfolio Service Class 2                                                      1
NFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                      1
NFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                   296
NFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 3,560
NFMC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                   209
NFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 1,355
NFMC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 3,564
NFMC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 1,807
NFMC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                     2
NFMC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                19,727
NFOV1                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  154
NFOV2                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                1,414
NFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                    2
NFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                    2
NFOV5                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  420
NFOV6                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                    2
NFOV7                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                  125
NFOV8                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                    2
NRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                          456
NRES2                FTVIPT Franklin Real Estate Fund - Class 2                                                            1
NRES3                FTVIPT Franklin Real Estate Fund - Class 2                                                            1
NRES4                FTVIPT Franklin Real Estate Fund - Class 2                                                          492
NRES5                FTVIPT Franklin Real Estate Fund - Class 2                                                        1,061
NRES6                FTVIPT Franklin Real Estate Fund - Class 2                                                            1
NRES7                FTVIPT Franklin Real Estate Fund - Class 2                                                            1
NRES8                FTVIPT Franklin Real Estate Fund - Class 2                                                        1,199

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
NSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                            223
NSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                          2,348
NSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                                          1,275
NSMC4                FTVIPT Franklin Small Cap Fund - Class 2                                                          1,351
NSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                                          5,933
NSMC6                FTVIPT Franklin Small Cap Fund - Class 2                                                            291
NSMC7                FTVIPT Franklin Small Cap Fund - Class 2                                                              1
NSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                                          5,476
NVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           188
NVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         2,939
NVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                             2
NVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           446
NVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           943
NVAS6                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           234
NVAS7                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                             2
NVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                           977
NMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                    3,565
NMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                                   22,305
NMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                                        2
NMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                                      124
NMSS5                FTVIPT Mutual Shares Securities Fund - Class 2                                                   14,636
NMSS6                FTVIPT Mutual Shares Securities Fund - Class 2                                                   11,456
NMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                                                        2
NMSS8                FTVIPT Mutual Shares Securities Fund - Class 2                                                    5,846
NINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                               345
NINT2                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                             1,089
NINT3                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                                 2
NINT4                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                               116
NINT5                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                             2,010
NINT6                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                               269
NINT7                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                                 2
NINT8                FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                             1,033
ISB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                                     170,656
IWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                              25,632
NGRS1                MFS(R) Investors Growth Stock Series - Service Class                                                257
NGRS2                MFS(R) Investors Growth Stock Series - Service Class                                              8,008
NGRS3                MFS(R) Investors Growth Stock Series - Service Class                                                  1
NGRS4                MFS(R) Investors Growth Stock Series - Service Class                                                606
NGRS5                MFS(R) Investors Growth Stock Series - Service Class                                                  1
NGRS6                MFS(R) Investors Growth Stock Series - Service Class                                                  1
NGRS7                MFS(R) Investors Growth Stock Series - Service Class                                                  1
NGRS8                MFS(R) Investors Growth Stock Series - Service Class                                                578
NNDS1                MFS(R) New Discovery Series - Service Class                                                           2
NNDS2                MFS(R) New Discovery Series - Service Class                                                       2,075
NNDS3                MFS(R) New Discovery Series - Service Class                                                       1,546
NNDS4                MFS(R) New Discovery Series - Service Class                                                         106
NNDS5                MFS(R) New Discovery Series - Service Class                                                           2
NNDS6                MFS(R) New Discovery Series - Service Class                                                           2
NNDS7                MFS(R) New Discovery Series - Service Class                                                           2
NNDS8                MFS(R) New Discovery Series - Service Class                                                           2
NTRS1                MFS(R) Total Return Series - Service Class                                                          115
NTRS2                MFS(R) Total Return Series - Service Class                                                       24,003
NTRS3                MFS(R) Total Return Series - Service Class                                                        1,223
NTRS4                MFS(R) Total Return Series - Service Class                                                          362
NTRS5                MFS(R) Total Return Series - Service Class                                                       13,711
NTRS6                MFS(R) Total Return Series - Service Class                                                          765
NTRS7                MFS(R) Total Return Series - Service Class                                                            1
NTRS8                MFS(R) Total Return Series - Service Class                                                        4,786
NSUT1                MFS(R) Utilities Series - Service Class                                                               1
NSUT2                MFS(R) Utilities Series - Service Class                                                           3,545
NSUT3                MFS(R) Utilities Series - Service Class                                                               1
NSUT4                MFS(R) Utilities Series - Service Class                                                               1
NSUT5                MFS(R) Utilities Series - Service Class                                                               1
NSUT6                MFS(R) Utilities Series - Service Class                                                               1
NSUT7                MFS(R) Utilities Series - Service Class                                                               1
NSUT8                MFS(R) Utilities Series - Service Class                                                             114

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
IEQ                  OpCap Equity Portfolio                                                                            4,483
IMD                  OpCap Managed Portfolio                                                                          27,089
ISC                  OpCap Small Cap Portfolio                                                                         8,200
IUS                  OpCap U.S. Government Income Portfolio                                                           89,307
IGR                  Oppenheimer Capital Appreciation Fund/VA                                                         22,915
NOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            143
NOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          4,916
NOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            661
NOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            297
NOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          6,545
NOCA6                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            298
NOCA7                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                              1
NOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                            366
NOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                                 1
NOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                             1,192
NOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                                               430
NOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                                                 1
NOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                                54
NOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                                                 1
NOGS7                Oppenheimer Global Securities Fund/VA, Service Shares                                                 1
NOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                                49
IHI                  Oppenheimer High Income Fund/VA                                                                  39,150
NOHI1                Oppenheimer High Income Fund/VA, Service Shares                                                   1,379
NOHI2                Oppenheimer High Income Fund/VA, Service Shares                                                     848
NOHI3                Oppenheimer High Income Fund/VA, Service Shares                                                       1
NOHI4                Oppenheimer High Income Fund/VA, Service Shares                                                     157
NOHI5                Oppenheimer High Income Fund/VA, Service Shares                                                   3,518
NOHI6                Oppenheimer High Income Fund/VA, Service Shares                                                     553
NOHI7                Oppenheimer High Income Fund/VA, Service Shares                                                     187
NOHI8                Oppenheimer High Income Fund/VA, Service Shares                                                      86
NOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                           977
NOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         3,032
NOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         1,143
NOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                           556
NOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         3,223
NOSM6                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                           295
NOSM7                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                             2
NOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        30,450
NSTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               10,513
NSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               44,143
NSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                    2
NSTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                  545
NSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               30,044
NSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               31,094
NSTB7                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                  311
NSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               16,462
IDI                  Putnam VT Diversified Income Fund - Class IA Shares                                              38,657
IPD                  Putnam VT Diversified Income Fund - Class IB Shares                                              62,287
IGI                  Putnam VT Growth and Income Fund - Class IA Shares                                               37,763
NGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                                  625
NGIN2                Putnam VT Growth and Income Fund - Class IB Shares                                                  126
NGIN3                Putnam VT Growth and Income Fund - Class IB Shares                                                1,266
NGIN4                Putnam VT Growth and Income Fund - Class IB Shares                                                    1
NGIN5                Putnam VT Growth and Income Fund - Class IB Shares                                                  391
IPG                  Putnam VT Growth and Income Fund - Class IB Shares                                               66,500
NGIN7                Putnam VT Growth and Income Fund - Class IB Shares                                                    1
NGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                                    1
IHY                  Putnam VT High Yield Fund - Class IA Shares                                                      54,820
IPH                  Putnam VT High Yield Fund - Class IB Shares                                                      34,021
NIGR1                Putnam VT International Equity Fund - Class IB Shares                                               685
NIGR2                Putnam VT International Equity Fund - Class IB Shares                                               132
NIGR3                Putnam VT International Equity Fund - Class IB Shares                                               366
NIGR4                Putnam VT International Equity Fund - Class IB Shares                                                 2
NIGR5                Putnam VT International Equity Fund - Class IB Shares                                               211
NIGR6                Putnam VT International Equity Fund - Class IB Shares                                             3,226
NIGR7                Putnam VT International Equity Fund - Class IB Shares                                                 2
NIGR8                Putnam VT International Equity Fund - Class IB Shares                                                 2

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                                SHARES
----------------------------------------------------------------------------------------------------------------------------
INO                  Putnam VT New Opportunities Fund - Class IA Shares                                               16,532
NPRE1                Putnam VT Research Fund - Class IB Shares                                                             2
NPRE2                Putnam VT Research Fund - Class IB Shares                                                             2
NPRE3                Putnam VT Research Fund - Class IB Shares                                                             2
NPRE4                Putnam VT Research Fund - Class IB Shares                                                             2
NPRE5                Putnam VT Research Fund - Class IB Shares                                                             2
NPRE6                Putnam VT Research Fund - Class IB Shares                                                             2
NPRE7                Putnam VT Research Fund - Class IB Shares                                                             2
NPRE8                Putnam VT Research Fund - Class IB Shares                                                             2
NVIS1                Putnam VT Vista Fund - Class IB Shares                                                                2
NVIS2                Putnam VT Vista Fund - Class IB Shares                                                              121
NVIS3                Putnam VT Vista Fund - Class IB Shares                                                                2
NVIS4                Putnam VT Vista Fund - Class IB Shares                                                              511
NVIS5                Putnam VT Vista Fund - Class IB Shares                                                              116
NVIS6                Putnam VT Vista Fund - Class IB Shares                                                              143
NVIS7                Putnam VT Vista Fund - Class IB Shares                                                                2
NVIS8                Putnam VT Vista Fund - Class IB Shares                                                            1,052
IPV                  Putnam VT Voyager Fund - Class IB Shares                                                         39,154

(1) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                         ACL VARIABLE ANNUITY ACCOUNT 2

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

American Centurion Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                             MORTALITY AND EXPENSE RISK FEE                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------------------------------------------------------
Personal Portfolio                  1.25%                                                                            0.15%

Port Plus(2)                        1.25%                                                                            0.15%

Innovations                         0.85% to 1.50%                                                                   0.15%
                                    (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. WITHDRAWAL CHARGES

American Centurion Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $48,610 in 2003 and $69,022 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                                           0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                            0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                           0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                  0.560% to 0.470%
AXP(R) Variable Portfolio - Growth Fund                                                                     0.630% to 0.570%
AXP(R) Variable Portfolio - International Fund                                                              0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                                    0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                          0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                   1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                              0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                             0.610% to 0.535%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                        0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

                         ACL VARIABLE ANNUITY ACCOUNT 2

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                                           0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                            0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                  0.040% to 0.020%
AXP(R) Variable Portfolio - Growth Fund                                                                     0.050% to 0.030%
AXP(R) Variable Portfolio - International Fund                                                              0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                                    0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                          0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                   0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                              0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                             0.050% to 0.025%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                        0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTMENT                                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------------
ICR                  AXP(R) Variable Portfolio - Capital Resource Fund                                           $    27,010
NCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                  1,001
NCMG2                AXP(R) Variable Portfolio - Cash Management Fund                                                  1,001
NCMG3                AXP(R) Variable Portfolio - Cash Management Fund                                                  1,001
NCMG4                AXP(R) Variable Portfolio - Cash Management Fund                                                  5,668
NCMG5                AXP(R) Variable Portfolio - Cash Management Fund                                                  5,055
IMS                  AXP(R) Variable Portfolio - Cash Management Fund                                                    235
NCMG7                AXP(R) Variable Portfolio - Cash Management Fund                                                  1,503
NCMG8                AXP(R) Variable Portfolio - Cash Management Fund                                                  1,001
NBND1                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 2,035
NBND2                AXP(R) Variable Portfolio - Diversified Bond Fund                                               161,997
NBND3                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 1,012
NBND4                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 2,310
NBND5                AXP(R) Variable Portfolio - Diversified Bond Fund                                               120,002
ISI                  AXP(R) Variable Portfolio - Diversified Bond Fund                                                68,076
NBND7                AXP(R) Variable Portfolio - Diversified Bond Fund                                                 1,520
NBND8                AXP(R) Variable Portfolio - Diversified Bond Fund                                                53,860
NDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       11,031
NDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                        2,621
NDEI3                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           20
NDEI4                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           20
NDEI5                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       19,678
NDEI6                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                        1,898
NDEI7                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                           20
NDEI8                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                        1,145
NGRO1                AXP(R) Variable Portfolio - Growth Fund                                                              10
NGRO2                AXP(R) Variable Portfolio - Growth Fund                                                              10
NGRO3                AXP(R) Variable Portfolio - Growth Fund                                                              10
NGRO4                AXP(R) Variable Portfolio - Growth Fund                                                              10
NGRO5                AXP(R) Variable Portfolio - Growth Fund                                                          15,325
NGRO6                AXP(R) Variable Portfolio - Growth Fund                                                              10
NGRO7                AXP(R) Variable Portfolio - Growth Fund                                                              10
NGRO8                AXP(R) Variable Portfolio - Growth Fund                                                              10
IIE                  AXP(R) Variable Portfolio - International Fund                                                   17,332
IMG                  AXP(R) Variable Portfolio - Managed Fund                                                        126,990

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTMENT                                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------------
NNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                          $        20
NNDM2                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   20
NNDM3                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   20
NNDM4                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   20
NNDM5                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   20
IGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                8,989
NNDM7                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                   20
NNDM8                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                2,433
NSVA1                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            20
NSVA2                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            20
NSVA3                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            20
NSVA4                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            20
NSVA5                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         5,325
NSVA6                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         2,671
NSVA7                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                            20
NSVA8                AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                         4,833
NSPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                    1,833
NSPF2                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  293,547
NSPF3                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                       10
NSPF4                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                    3,437
NSPF5                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   90,495
NSPF6                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                       10
NSPF7                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                    1,509
NSPF8                AXP(R) Variable Portfolio - S&P 500 Index Fund                                                   35,346
NFIF1                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                  11,525
NFIF2                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 231,001
NFIF3                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                   1,929
NFIF4                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                   2,313
NFIF5                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 269,591
NFIF6                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                   9,836
NFIF7                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                   1,521
NFIF8                AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                   1,008
IAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             24,831
NABA1                AIM V.I. Basic Value Fund, Series II Shares                                                       3,608
NABA2                AIM V.I. Basic Value Fund, Series II Shares                                                      12,998
NABA3                AIM V.I. Basic Value Fund, Series II Shares                                                          20
NABA4                AIM V.I. Basic Value Fund, Series II Shares                                                      25,080
NABA5                AIM V.I. Basic Value Fund, Series II Shares                                                      33,065
NABA6                AIM V.I. Basic Value Fund, Series II Shares                                                      37,327
NABA7                AIM V.I. Basic Value Fund, Series II Shares                                                          20
NABA8                AIM V.I. Basic Value Fund, Series II Shares                                                      11,928
NAAD1                AIM V.I. Capital Development Fund, Series II Shares                                                  20
NAAD2                AIM V.I. Capital Development Fund, Series II Shares                                               7,961
NAAD3                AIM V.I. Capital Development Fund, Series II Shares                                                  20
NAAD4                AIM V.I. Capital Development Fund, Series II Shares                                               1,778
NAAD5                AIM V.I. Capital Development Fund, Series II Shares                                              22,652
NAAD6                AIM V.I. Capital Development Fund, Series II Shares                                                  20
NAAD7                AIM V.I. Capital Development Fund, Series II Shares                                                  20
NAAD8                AIM V.I. Capital Development Fund, Series II Shares                                               4,820
IGN                  AIM V.I. Core Equity Fund, Series I Shares                                                       26,168
IIN                  AIM V.I. International Growth Fund, Series I Shares                                              24,453
IVA                  AIM V.I. Premier Equity Fund, Series I Shares                                                    20,878
NAVA1                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
NAVA2                AIM V.I. Premier Equity Fund, Series II Shares                                                    4,809
NAVA3                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
NAVA4                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
NAVA5                AIM V.I. Premier Equity Fund, Series II Shares                                                    2,415
NAVA6                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
NAVA7                AIM V.I. Premier Equity Fund, Series II Shares                                                       20
NAVA8                AIM V.I. Premier Equity Fund, Series II Shares                                                       20

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTMENT                                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------------
NGIP1                AllianceBernstein VP Growth and Income Portfolio (Class B)                                  $     1,330
NGIP2                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      292,575
NGIP3                AllianceBernstein VP Growth and Income Portfolio (Class B)                                           30
NGIP4                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        4,928
NGIP5                AllianceBernstein VP Growth and Income Portfolio (Class B)                                       43,621
NGIP6                AllianceBernstein VP Growth and Income Portfolio (Class B)                                        4,518
NGIP7                AllianceBernstein VP Growth and Income Portfolio (Class B)                                           30
NGIP8                AllianceBernstein VP Growth and Income Portfolio (Class B)                                      346,983
NPRG1                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           2,295
NPRG2                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           8,137
NPRG3                AllianceBernstein VP Premier Growth Portfolio (Class B)                                              30
NPRG4                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          25,025
NPRG5                AllianceBernstein VP Premier Growth Portfolio (Class B)                                           2,530
NPRG6                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          43,996
NPRG7                AllianceBernstein VP Premier Growth Portfolio (Class B)                                              30
NPRG8                AllianceBernstein VP Premier Growth Portfolio (Class B)                                          41,702
NTEC1                AllianceBernstein VP Technology Portfolio (Class B)                                               2,309
NTEC2                AllianceBernstein VP Technology Portfolio (Class B)                                                  20
NTEC3                AllianceBernstein VP Technology Portfolio (Class B)                                                  20
NTEC4                AllianceBernstein VP Technology Portfolio (Class B)                                                  20
NTEC5                AllianceBernstein VP Technology Portfolio (Class B)                                              10,032
NTEC6                AllianceBernstein VP Technology Portfolio (Class B)                                                  20
NTEC7                AllianceBernstein VP Technology Portfolio (Class B)                                                  20
NTEC8                AllianceBernstein VP Technology Portfolio (Class B)                                              38,564
NAGR1                AllianceBernstein VP Total Return Portfolio (Class B)                                             2,271
NAGR2                AllianceBernstein VP Total Return Portfolio (Class B)                                            36,858
NAGR3                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
NAGR4                AllianceBernstein VP Total Return Portfolio (Class B)                                            11,808
NAGR5                AllianceBernstein VP Total Return Portfolio (Class B)                                            56,296
NAGR6                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
NAGR7                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
NAGR8                AllianceBernstein VP Total Return Portfolio (Class B)                                                20
IIG                  American Century(R) VP Income & Growth, Class I                                                  20,883
IVL                  American Century(R) VP Value, Class I                                                            11,366
NFCO1                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          23,739
NFCO2                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         422,543
NFCO3                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                              30
NFCO4                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                           9,878
NFCO5                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                         231,713
NFCO6                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                              30
NFCO7                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                              30
NFCO8                Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                                          32,857
NFGR1                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  2,306
NFGR2                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 12,320
NFGR3                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 17,228
NFGR4                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     30
NFGR5                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  4,225
NFGR6                Fidelity(R) VIP Growth Portfolio Service Class 2                                                  7,483
NFGR7                Fidelity(R) VIP Growth Portfolio Service Class 2                                                 25,774
NFGR8                Fidelity(R) VIP Growth Portfolio Service Class 2                                                     30
NFMC1                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 6,859
NFMC2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                92,081
NFMC3                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                 3,822
NFMC4                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                27,272
NFMC5                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                78,341
NFMC6                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                37,685
NFMC7                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                    30
NFMC8                Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                               421,327
NFOV1                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                2,287
NFOV2                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               20,004
NFOV3                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                   20

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTMENT                                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------------
NFOV4                Fidelity(R) VIP Overseas Portfolio Service Class 2                                          $        20
NFOV5                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                5,238
NFOV6                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                   20
NFOV7                Fidelity(R) VIP Overseas Portfolio Service Class 2                                               27,135
NFOV8                Fidelity(R) VIP Overseas Portfolio Service Class 2                                                   20
NRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                       10,030
NRES2                FTVIPT Franklin Real Estate Fund - Class 2                                                           30
NRES3                FTVIPT Franklin Real Estate Fund - Class 2                                                           30
NRES4                FTVIPT Franklin Real Estate Fund - Class 2                                                       10,601
NRES5                FTVIPT Franklin Real Estate Fund - Class 2                                                       21,623
NRES6                FTVIPT Franklin Real Estate Fund - Class 2                                                           30
NRES7                FTVIPT Franklin Real Estate Fund - Class 2                                                           30
NRES8                FTVIPT Franklin Real Estate Fund - Class 2                                                       26,167
NSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                                          3,868
NSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                         39,986
NSMC3                FTVIPT Franklin Small Cap Fund - Class 2                                                         17,457
NSMC4                FTVIPT Franklin Small Cap Fund - Class 2                                                         20,030
NSMC5                FTVIPT Franklin Small Cap Fund - Class 2                                                        104,779
NSMC6                FTVIPT Franklin Small Cap Fund - Class 2                                                          4,714
NSMC7                FTVIPT Franklin Small Cap Fund - Class 2                                                         25,857
NSMC8                FTVIPT Franklin Small Cap Fund - Class 2                                                        104,327
NVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         2,295
NVAS2                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        35,933
NVAS3                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                            20
NVAS4                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         4,941
NVAS5                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        11,315
NVAS6                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                         2,454
NVAS7                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                            20
NVAS8                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        12,074
NMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                   51,442
NMSS2                FTVIPT Mutual Shares Securities Fund - Class 2                                                  316,836
NMSS3                FTVIPT Mutual Shares Securities Fund - Class 2                                                       20
NMSS4                FTVIPT Mutual Shares Securities Fund - Class 2                                                    1,778
NMSS5                FTVIPT Mutual Shares Securities Fund - Class 2                                                  223,948
NMSS6                FTVIPT Mutual Shares Securities Fund - Class 2                                                  160,737
NMSS7                FTVIPT Mutual Shares Securities Fund - Class 2                                                       20
NMSS8                FTVIPT Mutual Shares Securities Fund - Class 2                                                   97,908
NINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                                4,128
NINT2                FTVIPT Templeton Foreign Securities Fund - Class 2                                               12,687
NINT3                FTVIPT Templeton Foreign Securities Fund - Class 2                                                   20
NINT4                FTVIPT Templeton Foreign Securities Fund - Class 2                                                1,340
NINT5                FTVIPT Templeton Foreign Securities Fund - Class 2                                               20,843
NINT6                FTVIPT Templeton Foreign Securities Fund - Class 2                                                2,973
NINT7                FTVIPT Templeton Foreign Securities Fund - Class 2                                                   20
NINT8                FTVIPT Templeton Foreign Securities Fund - Class 2                                               12,542
ISB                  Janus Aspen Series Balanced Portfolio: Institutional Shares                                     124,685
IWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                              25,422
NGRS1                MFS(R) Investors Growth Stock Series - Service Class                                              2,272
NGRS2                MFS(R) Investors Growth Stock Series - Service Class                                             66,618
NGRS3                MFS(R) Investors Growth Stock Series - Service Class                                                 10
NGRS4                MFS(R) Investors Growth Stock Series - Service Class                                              4,914
NGRS5                MFS(R) Investors Growth Stock Series - Service Class                                                 10
NGRS6                MFS(R) Investors Growth Stock Series - Service Class                                                 10
NGRS7                MFS(R) Investors Growth Stock Series - Service Class                                                 10
NGRS8                MFS(R) Investors Growth Stock Series - Service Class                                              4,821
NNDS1                MFS(R) New Discovery Series - Service Class                                                          20
NNDS2                MFS(R) New Discovery Series - Service Class                                                      28,822
NNDS3                MFS(R) New Discovery Series - Service Class                                                      17,228
NNDS4                MFS(R) New Discovery Series - Service Class                                                       1,421
NNDS5                MFS(R) New Discovery Series - Service Class                                                          20
NNDS6                MFS(R) New Discovery Series - Service Class                                                          20
NNDS7                MFS(R) New Discovery Series - Service Class                                                          20
NNDS8                MFS(R) New Discovery Series - Service Class                                                          20

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTMENT                                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------------
NTRS1                MFS(R) Total Return Series - Service Class                                                  $     2,275
NTRS2                MFS(R) Total Return Series - Service Class                                                      538,393
NTRS3                MFS(R) Total Return Series - Service Class                                                       22,317
NTRS4                MFS(R) Total Return Series - Service Class                                                        6,651
NTRS5                MFS(R) Total Return Series - Service Class                                                      256,386
NTRS6                MFS(R) Total Return Series - Service Class                                                       14,122
NTRS7                MFS(R) Total Return Series - Service Class                                                           20
NTRS8                MFS(R) Total Return Series - Service Class                                                      110,190
NSUT1                MFS(R) Utilities Series - Service Class                                                              20
NSUT2                MFS(R) Utilities Series - Service Class                                                          51,201
NSUT3                MFS(R) Utilities Series - Service Class                                                              20
NSUT4                MFS(R) Utilities Series - Service Class                                                              20
NSUT5                MFS(R) Utilities Series - Service Class                                                              20
NSUT6                MFS(R) Utilities Series - Service Class                                                              20
NSUT7                MFS(R) Utilities Series - Service Class                                                              20
NSUT8                MFS(R) Utilities Series - Service Class                                                           1,687
IEQ                  OpCap Equity Portfolio                                                                            9,499
IMD                  OpCap Managed Portfolio                                                                          96,853
ISC                  OpCap Small Cap Portfolio                                                                        32,171
IUS                  OpCap U.S. Government Income Portfolio                                                           77,927
IGR                  Oppenheimer Capital Appreciation Fund/VA                                                         57,045
NOCA1                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          4,895
NOCA2                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        161,317
NOCA3                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         18,912
NOCA4                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          9,494
NOCA5                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                        215,472
NOCA6                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                          9,551
NOCA7                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         25,688
NOCA8                Oppenheimer Capital Appreciation Fund/VA, Service Shares                                         12,312
NOGS1                Oppenheimer Global Securities Fund/VA, Service Shares                                                30
NOGS2                Oppenheimer Global Securities Fund/VA, Service Shares                                            32,060
NOGS3                Oppenheimer Global Securities Fund/VA, Service Shares                                             8,972
NOGS4                Oppenheimer Global Securities Fund/VA, Service Shares                                                30
NOGS5                Oppenheimer Global Securities Fund/VA, Service Shares                                             1,048
NOGS6                Oppenheimer Global Securities Fund/VA, Service Shares                                                30
NOGS7                Oppenheimer Global Securities Fund/VA, Service Shares                                                30
NOGS8                Oppenheimer Global Securities Fund/VA, Service Shares                                             1,155
IHI                  Oppenheimer High Income Fund/VA                                                                  28,032
NOHI1                Oppenheimer High Income Fund/VA, Service Shares                                                  11,080
NOHI2                Oppenheimer High Income Fund/VA, Service Shares                                                   7,097
NOHI3                Oppenheimer High Income Fund/VA, Service Shares                                                      10
NOHI4                Oppenheimer High Income Fund/VA, Service Shares                                                   1,316
NOHI5                Oppenheimer High Income Fund/VA, Service Shares                                                  28,871
NOHI6                Oppenheimer High Income Fund/VA, Service Shares                                                   4,508
NOHI7                Oppenheimer High Income Fund/VA, Service Shares                                                   1,500
NOHI8                Oppenheimer High Income Fund/VA, Service Shares                                                     711
NOSM1                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        11,100
NOSM2                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        50,530
NOSM3                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        12,838
NOSM4                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         6,743
NOSM5                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                        40,786
NOSM6                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                         3,756
NOSM7                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                            20
NOSM8                Oppenheimer Main Street Small Cap Fund/VA, Service Shares                                       357,794
NSTB1                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               53,333
NSTB2                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              318,266
NSTB3                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                   10
NSTB4                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                2,699
NSTB5                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              178,513
NSTB6                Oppenheimer Strategic Bond Fund/VA, Service Shares                                              155,533
NSTB7                Oppenheimer Strategic Bond Fund/VA, Service Shares                                                1,500
NSTB8                Oppenheimer Strategic Bond Fund/VA, Service Shares                                               93,972

                         ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT           INVESTMENT                                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------------
IDI                  Putnam VT Diversified Income Fund - Class IA Shares                                         $    43,791
IPD                  Putnam VT Diversified Income Fund - Class IB Shares                                              54,241
IGI                  Putnam VT Growth and Income Fund - Class IA Shares                                               57,179
NGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                               13,135
NGIN2                Putnam VT Growth and Income Fund - Class IB Shares                                                2,596
NGIN3                Putnam VT Growth and Income Fund - Class IB Shares                                               26,083
NGIN4                Putnam VT Growth and Income Fund - Class IB Shares                                                   30
NGIN5                Putnam VT Growth and Income Fund - Class IB Shares                                                8,258
IPG                  Putnam VT Growth and Income Fund - Class IB Shares                                               60,313
NGIN7                Putnam VT Growth and Income Fund - Class IB Shares                                                   30
NGIN8                Putnam VT Growth and Income Fund - Class IB Shares                                                   30
IHY                  Putnam VT High Yield Fund - Class IA Shares                                                      54,512
IPH                  Putnam VT High Yield Fund - Class IB Shares                                                      29,362
NIGR1                Putnam VT International Equity Fund - Class IB Shares                                             7,677
NIGR2                Putnam VT International Equity Fund - Class IB Shares                                             1,426
NIGR3                Putnam VT International Equity Fund - Class IB Shares                                             3,829
NIGR4                Putnam VT International Equity Fund - Class IB Shares                                                20
NIGR5                Putnam VT International Equity Fund - Class IB Shares                                             2,457
NIGR6                Putnam VT International Equity Fund - Class IB Shares                                            36,296
NIGR7                Putnam VT International Equity Fund - Class IB Shares                                                20
NIGR8                Putnam VT International Equity Fund - Class IB Shares                                                20
INO                  Putnam VT New Opportunities Fund - Class IA Shares                                                9,654
NPRE1                Putnam VT Research Fund - Class IB Shares                                                            20
NPRE2                Putnam VT Research Fund - Class IB Shares                                                            20
NPRE3                Putnam VT Research Fund - Class IB Shares                                                            20
NPRE4                Putnam VT Research Fund - Class IB Shares                                                            20
NPRE5                Putnam VT Research Fund - Class IB Shares                                                            20
NPRE6                Putnam VT Research Fund - Class IB Shares                                                            20
NPRE7                Putnam VT Research Fund - Class IB Shares                                                            20
NPRE8                Putnam VT Research Fund - Class IB Shares                                                            20
NVIS1                Putnam VT Vista Fund - Class IB Shares                                                               20
NVIS2                Putnam VT Vista Fund - Class IB Shares                                                            1,114
NVIS3                Putnam VT Vista Fund - Class IB Shares                                                               20
NVIS4                Putnam VT Vista Fund - Class IB Shares                                                            4,943
NVIS5                Putnam VT Vista Fund - Class IB Shares                                                            1,045
NVIS6                Putnam VT Vista Fund - Class IB Shares                                                            1,334
NVIS7                Putnam VT Vista Fund - Class IB Shares                                                               20
NVIS8                Putnam VT Vista Fund - Class IB Shares                                                           10,320
IPV                  Putnam VT Voyager Fund - Class IB Shares                                                         24,803

                         ACL VARIABLE ANNUITY ACCOUNT 2

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                        ICR      NCMG1(4)   NCMG2(4)   NCMG3(4)   NCMG4(4)   NCMG5(4)     IMS      NCMG7(4)   NCMG8(4)   NBND1(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.23         --         --         --         --         --   $   1.05         --         --         --
At Dec. 31, 2001      $   0.99         --         --         --         --         --   $   1.08         --         --         --
At Dec. 31, 2002      $   0.76         --         --         --         --         --   $   1.07         --         --         --
At Dec. 31, 2003      $   0.97   $   0.99   $   0.99   $   0.99   $   0.99   $   0.99   $   1.06   $   0.99   $   0.99   $   1.01
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001           963         --         --         --         --         --         50         --         --         --
At Dec. 31, 2002           650         --         --         --         --         --         47         --         --         --
At Dec. 31, 2003           584         --         --         --          5          5         41          2         --          1
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $    956         --         --         --         --         --   $     54         --         --         --
At Dec. 31, 2002      $    496         --         --         --         --         --   $     51         --         --         --
At Dec. 31, 2003      $    568   $      1   $      1   $      1   $      6   $      5   $     44   $      1   $      1   $      2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.30%        --         --         --         --         --       3.41%        --         --         --
For the year ended
  Dec. 31, 2002           0.51%        --         --         --         --         --       1.16%        --         --         --
For the year ended
  Dec. 31, 2003           0.63%      0.47%      0.47%      0.47%      0.40%      0.39%      0.52%      0.43%      0.47%      3.33%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.40%        --         --         --         --         --       1.40%        --         --         --
For the year ended
  Dec. 31, 2002           1.40%        --         --         --         --         --       1.40%        --         --         --
For the year ended
  Dec. 31, 2003           1.40%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (19.51%)       --         --         --         --         --       2.86%        --         --         --
For the year ended
  Dec. 31, 2002         (23.23%)       --         --         --         --         --      (0.93%)       --         --         --
For the year ended
  Dec. 31, 2003          27.63%     (1.00%)    (1.00%)    (1.00%)    (1.00%)    (1.00%)    (0.93%)    (1.00%)    (1.00%)     1.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NBND2(4)   NBND3(4)   NBND4(4)   NBND5(4)     ISI      NBND7(4)   NBND8(4)   NDEI1(4)   NDEI2(4)   NDEI3(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --   $   1.01         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --   $   1.08         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --   $   1.12         --         --         --         --         --
At Dec. 31, 2003      $   1.01   $   1.01   $   1.01   $   1.01   $   1.15   $   1.01   $   1.00   $   1.52   $   1.52   $   1.52
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --        943         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --        794         --         --         --         --         --
At Dec. 31, 2003           160         --          1        119        701          1         28          9          2         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --   $  1,014         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --   $    889         --         --         --         --         --
At Dec. 31, 2003      $    162   $      1   $      2   $    120   $    808   $      1   $     29   $     13   $      3         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --       6.45%        --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --       5.05%        --         --         --         --         --
For the year ended
  Dec. 31, 2003           3.42%      3.39%      3.40%      3.43%      3.60%      3.34%      3.37%      1.30%      1.06%      1.40%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --       1.40%        --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --       1.40%        --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --       6.93%        --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --       3.70%        --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.00%      1.00%      1.00%      1.00%      2.68%      1.00%      0.00%     52.00%     52.00%     52.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NDEI4(4)   NDEI5(4)   NDEI6(4)   NDEI7(4)   NDEI8(4)   NGRO1(4)   NGRO2(4)   NGRO3(4)   NGRO4(4)   NGRO5(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.52   $   1.52   $   1.52   $   1.52   $   1.51   $   1.25   $   1.25   $   1.25   $   1.25   $   1.25
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --         14          1         --          1         --         --         --         --         13
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --   $     22   $      2         --   $      1         --         --         --         --   $     16
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.40%      1.60%      1.05%      1.40%      0.14%      0.22%      0.22%      0.22%      0.22%      0.15%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          52.00%     52.00%     52.00%     52.00%     51.00%     25.00%     25.00%     25.00%     25.00%     25.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NGRO6(4)   NGRO7(4)   NGRO8(4)     IIE        IMG      NNDM1(4)   NNDM2(4)   NNDM3(4)   NNDM4(4)   NNDM5(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --   $   1.18   $   1.17         --         --         --         --         --
At Dec. 31, 2001            --         --         --   $   0.83   $   1.03         --         --         --         --         --
At Dec. 31, 2002            --         --         --   $   0.67   $   0.89         --         --         --         --         --
At Dec. 31, 2003      $   1.25   $   1.24   $   1.24   $   0.85   $   1.05   $   1.26   $   1.26   $   1.26   $   1.26   $   1.26
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --        257      2,216         --         --         --         --         --
At Dec. 31, 2002            --         --         --        231      2,318         --         --         --         --         --
At Dec. 31, 2003            --         --         --        222      2,090         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --   $    214   $  2,287         --         --         --         --         --
At Dec. 31, 2002            --         --         --   $    155   $  2,055         --         --         --         --         --
At Dec. 31, 2003            --         --         --   $    188   $  2,196         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --       1.24%      2.49%        --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --       1.00%      2.64%        --         --         --         --         --
For the year ended
  Dec. 31, 2003           0.22%      0.22%      0.22%      0.93%      2.26%      0.78%      0.78%      0.78%      0.78%      0.78%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --       1.40%      1.40%        --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --       1.40%      1.40%        --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.40%      1.55%      1.65%      1.40%      1.40%      1.00%      1.10%      1.25%      1.30%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --     (29.66%)   (11.97%)       --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --     (19.28%)   (13.59%)       --         --         --         --         --
For the year ended
  Dec. 31, 2003          25.00%     24.00%     24.00%     26.87%     17.98%     26.00%     26.00%     26.00%     26.00%     26.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                        IGD      NNDM7(4)   NNDM8(4)   NSVA1(4)   NSVA2(4)   NSVA3(4)   NSVA4(4)   NSVA5(4)   NSVA6(4)   NSVA7(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.34         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001      $   1.10         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $   0.85         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.04   $   1.26   $   1.26   $   1.50   $   1.50   $   1.50   $   1.50   $   1.49   $   1.49   $   1.49
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001           151         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002           155         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003           150         --          2         --         --         --         --          4          2         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001      $    167         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002      $    132         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $    156         --   $      3         --         --         --         --   $      6   $      3         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.23%        --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           0.51%        --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           0.67%      0.78%      0.06%      3.73%      3.73%      3.73%      3.73%      0.08%      0.07%      3.73%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           1.40%        --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002           1.40%        --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (17.91%)       --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002         (22.73%)       --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          22.35%     26.00%     26.00%     50.00%     50.00%     50.00%     50.00%     49.00%     49.00%     49.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NSVA8(4)   NSPF1(4)   NSPF2(4)   NSPF3(4)   NSPF4(4)   NSPF5(4)   NSPF6(4)   NSPF7(4)   NSPF8(4)   NFIF1(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.49   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   0.99
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003             3          1        159         --          3         72         --          1         29         11
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $      5   $      2   $    211         --   $      4   $     95         --   $      2   $     38   $     12
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           0.16%      0.09%      1.54%      1.32%      1.56%      1.89%      1.32%      1.14%      1.09%      2.39%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          49.00%     33.00%     33.00%     33.00%     33.00%     33.00%     33.00%     33.00%     33.00%     (1.00%)
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NFIF2(4)   NFIF3(4)   NFIF4(4)   NFIF5(4)   NFIF6(4)   NFIF7(4)   NFIF8(4)     IAG      NABA1(4)   NABA2(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --   $   1.26         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --   $   0.83         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --   $   0.56         --         --
At Dec. 31, 2003      $   1.00   $   1.00   $   0.99   $   0.99   $   0.99   $   0.99   $   0.99   $   0.71   $   1.46   $   1.45
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --        626         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --        511         --         --
At Dec. 31, 2003           136          2          1        271         10          2         --        476          2         10
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --   $    520         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --   $    285         --         --
At Dec. 31, 2003      $    135   $      2   $      2   $    269   $     10   $      1   $      1   $    337   $      4   $     15
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --       0.22%        --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           2.32%      2.19%      2.43%      2.28%      2.18%      2.21%      2.35%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --       1.40%        --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --       1.40%        --         --
For the year ended
  Dec. 31, 2003           1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.40%      1.00%      1.10%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --     (34.13%)       --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --     (32.53%)       --         --
For the year ended
  Dec. 31, 2003           0.00%      0.00%     (1.00%)    (1.00%)    (1.00%)    (1.00%)    (1.00%)    26.79%     46.00%     45.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NABA3(4)   NABA4(4)   NABA5(4)   NABA6(4)   NABA7(4)   NABA8(4)   NAAD1(4)   NAAD2(4)   NAAD3(4)   NAAD4(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.45   $   1.45   $   1.45   $   1.45   $   1.45   $   1.45   $   1.41   $   1.41   $   1.41   $   1.41
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --         20         19         29         --          9         --          6         --          1
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --   $     29   $     28   $     42         --   $     13         --   $      8         --   $      2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          45.00%     45.00%     45.00%     45.00%     45.00%     45.00%     41.00%     41.00%     41.00%     41.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NAAD5(4)   NAAD6(4)   NAAD7(4)   NAAD8(4)     IGN        IIN        IVA      NAVA1(4)   NAVA2(4)   NAVA3(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --   $   1.28   $   1.15   $   1.25         --         --         --
At Dec. 31, 2001            --         --         --         --   $   0.98   $   0.87   $   1.08         --         --         --
At Dec. 31, 2002            --         --         --         --   $   0.81   $   0.72   $   0.74         --         --         --
At Dec. 31, 2003      $   1.41   $   1.41   $   1.40   $   1.40   $   1.00   $   0.92   $   0.91   $   1.28   $   1.28   $   1.28
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --        932        344        889         --         --         --
At Dec. 31, 2002            --         --         --         --        866        270        703         --         --         --
At Dec. 31, 2003            15         --         --          4        775        258        671         --          4         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --   $    909   $    299   $    957         --         --         --
At Dec. 31, 2002            --         --         --         --   $    703   $    195   $    520         --         --         --
At Dec. 31, 2003      $     21         --         --   $      5   $    772   $    237   $    612         --   $      5         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --       0.05%      0.33%      0.13%        --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --       0.31%      0.50%      0.29%        --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --       1.01%      0.57%      0.30%      0.52%      0.47%      0.52%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --       1.40%      1.40%      1.40%        --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --       1.40%      1.40%      1.40%        --         --         --
For the year ended
  Dec. 31, 2003           1.35%      1.40%      1.55%      1.65%      1.40%      1.40%      1.40%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --     (23.44%)   (24.35%)   (13.60%)       --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --     (17.35%)   (17.24%)   (31.48%)       --         --         --
For the year ended
  Dec. 31, 2003          41.00%     41.00%     40.00%     40.00%     23.46%     27.78%     22.97%     28.00%     28.00%     28.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NAVA4(4)   NAVA5(4)   NAVA6(4)   NAVA7(4)   NAVA8(4)   NGIP1(4)   NGIP2(4)   NGIP3(4)   NGIP4(4)   NGIP5(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.28   $   1.28   $   1.28   $   1.28   $   1.28   $   1.37   $   1.37   $   1.36   $   1.36   $   1.37
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --          2         --         --         --          1        147         --          4         35
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --   $      3         --         --         --   $      1   $    201         --   $      5   $     48
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           0.52%      1.31%      0.52%      0.52%      0.52%        --         --         --         --       1.18%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          28.00%     28.00%     28.00%     28.00%     28.00%     37.00%     37.00%     36.00%     36.00%     37.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NGIP6(4)   NGIP7(4)   NGIP8(4)   NPRG1(4)   NPRG2(4)   NPRG3(4)   NPRG4(4)   NPRG5(4)   NPRG6(4)   NPRG7(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.37   $   1.36   $   1.36   $   1.28   $   1.28   $   1.28   $   1.28   $   1.28   $   1.28   $   1.28
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003             4         --        283          2          6         --         22          2         37         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $      5         --   $    385   $      2   $      8         --   $     28   $      3   $     47         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.20%        --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          37.00%     36.00%     36.00%     28.00%     28.00%     28.00%     28.00%     28.00%     28.00%     28.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NPRG8(4)   NTEC1(4)   NTEC2(4)   NTEC3(4)   NTEC4(4)   NTEC5(4)   NTEC6(4)   NTEC7(4)   NTEC8(4)   NAGR1(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.28   $   1.41   $   1.41   $   1.41   $   1.41   $   1.41   $   1.41   $   1.41   $   1.40   $   1.17
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            35          2         --         --         --          8         --         --         30          2
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $     44   $      2         --         --         --   $     12         --         --   $     42   $      2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          28.00%     41.00%     41.00%     41.00%     41.00%     41.00%     41.00%     41.00%     40.00%     17.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NAGR2(4)   NAGR3(4)   NAGR4(4)   NAGR5(4)   NAGR6(4)   NAGR7(4)   NAGR8(4)     IIG        IVL      NFCO1(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --   $   1.13   $   1.13         --
At Dec. 31, 2001            --         --         --         --         --         --         --   $   1.02   $   1.26         --
At Dec. 31, 2002            --         --         --         --         --         --         --   $   0.81   $   1.09         --
At Dec. 31, 2003      $   1.17   $   1.17   $   1.17   $   1.20   $   1.17   $   1.17   $   1.17   $   1.03   $   1.38   $   1.33
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --        403        192         --
At Dec. 31, 2002            --         --         --         --         --         --         --        389        184         --
At Dec. 31, 2003            33         --         11         49         --         --         --        318        168         18
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --   $    411   $    242         --
At Dec. 31, 2002            --         --         --         --         --         --         --   $    315   $    200         --
At Dec. 31, 2003      $     39         --   $     13   $     59         --         --         --   $    329   $    232   $     25
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --       0.78%      1.14%        --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --       1.10%      0.89%        --
For the year ended
  Dec. 31, 2003             --         --         --       3.37%        --         --         --       1.45%      1.13%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --       1.40%      1.40%        --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --       1.40%      1.40%        --
For the year ended
  Dec. 31, 2003           1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.40%      1.40%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --      (9.73%)    11.50%        --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --     (20.59%)   (13.49%)       --
For the year ended
  Dec. 31, 2003          17.00%     17.00%     17.00%     20.00%     17.00%     17.00%     17.00%     27.16%     26.61%     33.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NFCO2(4)   NFCO3(4)   NFCO4(4)   NFCO5(4)   NFCO6(4)   NFCO7(4)   NFCO8(4)   NFGR1(4)   NFGR2(4)   NFGR3(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.39   $   1.39   $   1.38
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003           331         --          8        177         --         --         26          2          9         15
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $    440         --   $     11   $    236         --         --   $     34   $      2   $     13   $     21
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          33.00%     33.00%     33.00%     33.00%     33.00%     33.00%     33.00%     39.00%     39.00%     38.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NFGR4(4)   NFGR5(4)   NFGR6(4)   NFGR7(4)   NFGR8(4)   NFMC1(4)   NFMC2(4)   NFMC3(4)   NFMC4(4)   NFMC5(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.38   $   1.38   $   1.38   $   1.38   $   1.38   $   1.48   $   1.48   $   1.48   $   1.48   $   1.48
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --          3          6         --         --          5         58          3         22         58
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --   $      5   $      8         --         --   $      7   $     85   $      5   $     32   $     85
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          38.00%     38.00%     38.00%     38.00%     38.00%     48.00%     48.00%     48.00%     48.00%     48.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NFMC6(4)   NFMC7(4)   NFMC8(4)   NFOV1(4)   NFOV2(4)   NFOV3(4)   NFOV4(4)   NFOV5(4)   NFOV6(4)   NFOV7(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.48   $   1.47   $   1.47   $   1.57   $   1.57   $   1.57   $   1.57   $   1.57   $   1.57   $   1.57
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            29         --        321          2         14         --         --          4         --          1
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $     43         --   $    473   $      2   $     22         --         --   $      7         --   $      2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          48.00%     47.00%     47.00%     57.00%     57.00%     57.00%     57.00%     57.00%     57.00%     57.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NFOV8(4)   NRES1(4)   NRES2(4)   NRES3(4)   NRES4(4)   NRES5(4)   NRES6(4)   NRES7(4)   NRES8(4)   NSMC1(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.57   $   1.35   $   1.35   $   1.35   $   1.35   $   1.38   $   1.35   $   1.35   $   1.38   $   1.47
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --          8         --         --          9         18         --         --         21          3
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            --   $     11         --         --   $     12   $     25         --         --   $     28   $      4
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --       2.63%        --         --       0.05%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          57.00%     35.00%     35.00%     35.00%     35.00%     38.00%     35.00%     35.00%     38.00%     47.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NSMC2(4)   NSMC3(4)   NSMC4(4)   NSMC5(4)   NSMC6(4)   NSMC7(4)   NSMC8(4)   NVAS1(4)   NVAS2(4)   NVAS3(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.47   $   1.47   $   1.47   $   1.47   $   1.47   $   1.46   $   1.46   $   1.48   $   1.48   $   1.48
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003            28         15         16         71          3         --         65          2         25         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $     41   $     22   $     24   $    103   $      5         --   $     95   $      2   $     37         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          47.00%     47.00%     47.00%     47.00%     47.00%     46.00%     46.00%     48.00%     48.00%     48.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NVAS4(4)   NVAS5(4)   NVAS6(4)   NVAS7(4)   NVAS8(4)   NMSS1(4)   NMSS2(4)   NMSS3(4)   NMSS4(4)   NMSS5(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.48   $   1.48   $   1.48   $   1.48   $   1.48   $   1.28   $   1.28   $   1.28   $   1.27   $   1.27
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003             4          8          2         --          8         42        260         --          1        171
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $      6   $     12   $      3         --   $     12   $     53   $    332         --   $      2   $    218
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          48.00%     48.00%     48.00%     48.00%     48.00%     28.00%     28.00%     28.00%     27.00%     27.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NMSS6(4)   NMSS7(4)   NMSS8(4)   NINT1(4)   NINT2(4)   NINT3(4)   NINT4(4)   NINT5(4)   NINT6(4)   NINT7(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.27   $   1.27   $   1.27   $   1.43   $   1.43   $   1.43   $   1.43   $   1.45   $   1.43   $   1.42
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003           134         --         68          3          9         --          1         17          2         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $    171         --   $     87   $      4   $     13         --   $      1   $     25   $      3         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --       2.00%        --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          27.00%     27.00%     27.00%     43.00%     43.00%     43.00%     43.00%     45.00%     43.00%     42.00%

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NINT8(4)      ISB        IWG     NGRS1(4)   NGRS2(4)   NGRS3(4)   NGRS4(4)   NGRS5(4)   NGRS6(4)   NGRS7(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --   $   1.39   $   1.51         --         --         --         --         --         --         --
At Dec. 31, 2001            --   $   1.31   $   1.16         --         --         --         --         --         --         --
At Dec. 31, 2002            --   $   1.21   $   0.85         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.45   $   1.36   $   1.04   $   1.26   $   1.26   $   1.26   $   1.25   $   1.25   $   1.25   $   1.25
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --      3,536        746         --         --         --         --         --         --         --
At Dec. 31, 2002            --      3,214        677         --         --         --         --         --         --         --
At Dec. 31, 2003             9      2,892        636          2         55         --          4         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --   $  4,620   $    864         --         --         --         --         --         --         --
At Dec. 31, 2002            --   $  3,875   $    576         --         --         --         --         --         --         --
At Dec. 31, 2003      $     13   $  3,922   $    662   $      2   $     69         --   $      5         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       2.70%      0.50%        --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --       2.38%      0.87%        --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           0.25%      2.19%      1.11%        --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --       1.40%      1.40%        --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --       1.40%      1.40%        --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.65%      1.40%      1.40%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --      (5.76%)   (23.18%)       --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --      (7.63%)   (26.72%)       --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          45.00%     12.40%     22.35%     26.00%     26.00%     26.00%     25.00%     25.00%     25.00%     25.00%

                      NGRS8(4)   NNDS1(4)   NNDS2(4)   NNDS3(4)   NNDS4(4)   NNDS5(4)   NNDS6(4)   NNDS7(4)   NNDS8(4)   NTRS1(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.25   $   1.41   $   1.41   $   1.40   $   1.40   $   1.40   $   1.40   $   1.40   $   1.40   $   1.18
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003             4         --         20         15          1         --         --         --         --          2
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $      5         --   $     29   $     21   $      1         --         --         --         --   $      2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          25.00%     41.00%     41.00%     40.00%     40.00%     40.00%     40.00%     40.00%     40.00%     18.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NTRS2(4)   NTRS3(4)   NTRS4(4)   NTRS5(4)   NTRS6(4)   NTRS7(4)   NTRS8(4)   NSUT1(4)   NSUT2(4)   NSUT3(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.17   $   1.17   $   1.17   $   1.17   $   1.17   $   1.17   $   1.17   $   1.33   $   1.33   $   1.33
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003           397         20          6        227         13         --         80         --         42         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $    467   $     24   $      7   $    267   $     15         --   $     93         --   $     56         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          17.00%     17.00%     17.00%     17.00%     17.00%     17.00%     17.00%     33.00%     33.00%     33.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NSUT4(4)   NSUT5(4)   NSUT6(4)   NSUT7(4)   NSUT8(4)     IEQ        IMD        ISC        IUS        IGR
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --   $   1.13   $   1.22   $   1.41   $   1.14   $   1.56
At Dec. 31, 2001            --         --         --         --         --   $   1.03   $   1.15   $   1.50   $   1.20   $   1.35
At Dec. 31, 2002            --         --         --         --         --   $   0.80   $   0.94   $   1.16   $   1.30   $   0.97
At Dec. 31, 2003      $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.02   $   1.13   $   1.63   $   1.29   $   1.26
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --        162      1,278        177        974        742
At Dec. 31, 2002            --         --         --         --         --        149        989        148        812        657
At Dec. 31, 2003            --         --         --         --          1        143        941        154        750        633
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --   $    168   $  1,464   $    266   $  1,168   $  1,001
At Dec. 31, 2002            --         --         --         --         --   $    120   $    928   $    171   $  1,052   $    639
At Dec. 31, 2003            --         --         --         --   $      2   $    146   $  1,060   $    252   $    971   $    795
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --       0.69%      2.39%      0.78%      4.36%      0.58%
For the year ended
  Dec. 31, 2002             --         --         --         --         --       0.90%      2.07%      0.08%      4.72%      0.63%
For the year ended
  Dec. 31, 2003             --         --         --         --         --       1.32%      1.79%      0.05%      2.92%      0.40%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --       1.40%      1.40%      1.40%      1.40%      1.40%
For the year ended
  Dec. 31, 2002             --         --         --         --         --       1.40%      1.40%      1.40%      1.40%      1.40%
For the year ended
  Dec. 31, 2003           1.30%      1.35%      1.40%      1.55%      1.65%      1.40%      1.40%      1.40%      1.40%      1.40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --      (8.85%)    (5.74%)     6.38%      5.26%    (13.46%)
For the year ended
  Dec. 31, 2002             --         --         --         --         --     (22.33%)   (18.26%)   (22.67%)     8.33%    (28.15%)
For the year ended
  Dec. 31, 2003          33.00%     33.00%     33.00%     33.00%     33.00%     27.50%     20.21%     40.52%     (0.77%)    29.90%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NOCA1(4)   NOCA2(4)   NOCA3(4)   NOCA4(4)   NOCA5(4)   NOCA6(4)   NOCA7(4)   NOCA8(4)   NOGS1(4)   NOGS2(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.36   $   1.36   $   1.36   $   1.36   $   1.36   $   1.36   $   1.36   $   1.35   $   1.55   $   1.55
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003             4        125         17          8        166          8         --          9         --         19
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $      5   $    170   $     23   $     10   $    226   $     10         --   $     13         --   $     30
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          36.00%     36.00%     36.00%     36.00%     36.00%     36.00%     36.00%     35.00%     55.00%     55.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NOGS3(4)   NOGS4(4)   NOGS5(4)   NOGS6(4)   NOGS7(4)   NOGS8(4)      IHI     NOHI1(4)   NOHI2(4)   NOHI3(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --   $   1.02         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --   $   1.02         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --   $   0.99         --         --         --
At Dec. 31, 2003      $   1.54   $   1.54   $   1.54   $   1.54   $   1.54   $   1.54   $   1.21   $   1.18   $   1.18   $   1.18
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --        408         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --        318         --         --         --
At Dec. 31, 2003             7         --          1         --         --          1        280         10          6         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --   $    418         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --   $    314         --         --         --
At Dec. 31, 2003      $     11         --   $      1         --         --   $      1   $    337   $     12   $      7         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --       9.84%        --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --      11.47%        --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --       7.37%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --       1.40%        --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --       1.40%        --         --         --
For the year ended
  Dec. 31, 2003           1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.40%      1.00%      1.10%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --       0.00%        --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --      (2.94%)       --         --         --
For the year ended
  Dec. 31, 2003          54.00%     54.00%     54.00%     54.00%     54.00%     54.00%     22.22%     18.00%     18.00%     18.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NOHI4(4)   NOHI5(4)   NOHI6(4)   NOHI7(4)   NOHI8(4)   NOSM1(4)   NOSM2(4)   NOSM3(4)   NOSM4(4)   NOSM5(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.18   $   1.18   $   1.18   $   1.18   $   1.18   $   1.53   $   1.53   $   1.53   $   1.53   $   1.53
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003             1         26          4          1          1          9         27         10          5         28
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $      1   $     30   $      5   $      2   $      1   $     13   $     41   $     15   $      7   $     43
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.30%      1.35%      1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          18.00%     18.00%     18.00%     18.00%     18.00%     53.00%     53.00%     53.00%     53.00%     53.00%
---------------------------------------------------------------------------------------------------------------------------------

                      NOSM6(4)   NOSM7(4)   NOSM8(4)   NSTB1(4)   NSTB2(4)   NSTB3(4)   NSTB4(4)   NSTB5(4)   NSTB6(4)   NSTB7(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.53   $   1.53   $   1.53   $   1.13   $   1.13   $   1.13   $   1.13   $   1.13   $   1.13   $   1.13
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003             3         --        268         48        200         --          2        137        141          1
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --         --
At Dec. 31, 2003      $      4         --   $    408   $     54   $    226         --   $      3   $    154   $    160   $      2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.40%      1.55%      1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          53.00%     53.00%     53.00%     13.00%     13.00%     13.00%     13.00%     13.00%     13.00%     13.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NSTB8(4)      IDI        IPD       IGI      NGIN1(4)   NGIN2(4)   NGIN3(4)   NGIN4(4)   NGIN5(4)     IPG
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --   $   0.98   $   1.01   $   1.30         --         --         --         --         --   $   1.13
At Dec. 31, 2001            --   $   1.00   $   1.03   $   1.20         --         --         --         --         --   $   1.04
At Dec. 31, 2002            --   $   1.05   $   1.08   $   0.96         --         --         --         --         --   $   0.83
At Dec. 31, 2003      $   1.13   $   1.24   $   1.28   $   1.21   $   1.34   $   1.34   $   1.34   $   1.34   $   1.34   $   1.05
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --        472        676      1,284         --         --         --         --         --      1,769
At Dec. 31, 2002            --        372        546        878         --         --         --         --         --      1,621
At Dec. 31, 2003            75        290        451        731         11          2         22         --          7      1,479
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --   $    472   $    698   $  1,539         --         --         --         --         --   $  1,844
At Dec. 31, 2002            --   $    389   $    588   $    843         --         --         --         --         --   $  1,350
At Dec. 31, 2003      $     84   $    360   $    576   $    883   $     15   $      3   $     29         --   $      9   $  1,547
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       7.72%      6.95%      1.73%        --         --         --         --         --       1.58%
For the year ended
  Dec. 31, 2002             --       9.50%      9.20%      1.88%        --         --         --         --         --       1.60%
For the year ended
  Dec. 31, 2003             --       9.51%      9.24%      2.14%        --         --         --         --         --       1.82%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --       1.40%      1.40%      1.40%        --         --         --         --         --       1.40%
For the year ended
  Dec. 31, 2002             --       1.40%      1.40%      1.40%        --         --         --         --         --       1.40%
For the year ended
  Dec. 31, 2003           1.65%      1.40%      1.40%      1.40%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --       2.04%      1.98%     (7.69%)       --         --         --         --         --      (7.96%)
For the year ended
  Dec. 31, 2002             --       5.00%      4.85%    (20.00%)       --         --         --         --         --     (20.19%)
For the year ended
  Dec. 31, 2003          13.00%     18.10%     18.52%     26.04%     34.00%     34.00%     34.00%     34.00%     34.00%     26.51%
---------------------------------------------------------------------------------------------------------------------------------

                      NGIN7(4)   NGIN8(4)     IHY        IPH      NIGR1(4)   NIGR2(4)   NIGR3(4)   NIGR4(4)   NIGR5(4)   NIGR6(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --   $   0.89   $   0.98         --         --         --         --         --         --
At Dec. 31, 2001            --         --   $   0.91   $   1.00         --         --         --         --         --         --
At Dec. 31, 2002            --         --   $   0.90   $   0.98         --         --         --         --         --         --
At Dec. 31, 2003      $   1.34   $   1.33   $   1.12   $   1.22   $   1.39   $   1.39   $   1.39   $   1.39   $   1.39   $   1.39
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --        674        324         --         --         --         --         --         --
At Dec. 31, 2002            --         --        473        263         --         --         --         --         --         --
At Dec. 31, 2003            --         --        390        221          6          1          3         --          2         30
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --   $    615   $    323         --         --         --         --         --         --
At Dec. 31, 2002            --         --   $    423   $    257         --         --         --         --         --         --
At Dec. 31, 2003            --         --   $    437   $    270   $      9   $      2   $      5         --   $      3   $     41
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --      14.07%     13.47%        --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --      14.03%     13.18%        --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --      10.99%     10.82%        --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --       1.40%      1.40%        --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --       1.40%      1.40%        --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.55%      1.65%      1.40%      1.40%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --       2.25%      2.04%        --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --      (1.10%)    (2.00%)       --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          34.00%     33.00%     24.44%     24.49%     39.00%     39.00%     39.00%     39.00%     39.00%     39.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NIGR7(4)   NIGR8(4)     INO      NPRE1(4)   NPRE2(4)   NPRE3(4)   NPRE4(4)   NPRE5(4)   NPRE6(4)   NPRE7(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --   $   1.57         --         --         --         --         --         --         --
At Dec. 31, 2001            --         --   $   1.09         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --   $   0.75         --         --         --         --         --         --         --
At Dec. 31, 2003      $   1.39   $   1.39   $   0.98   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33   $   1.33
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --        513         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --        317         --         --         --         --         --         --         --
At Dec. 31, 2003            --         --        261         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --   $    557         --         --         --         --         --         --         --
At Dec. 31, 2002            --         --   $    237         --         --         --         --         --         --         --
At Dec. 31, 2003            --         --   $    255         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --       1.40%        --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --       1.40%        --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           1.55%      1.65%      1.40%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --     (30.57%)       --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --     (31.19%)       --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003          39.00%     39.00%     30.67%     33.00%     33.00%     33.00%     33.00%     33.00%     33.00%     33.00%
---------------------------------------------------------------------------------------------------------------------------------

                         ACL VARIABLE ANNUITY ACCOUNT 2

                      NPRE8(4)   NVIS1(4)   NVIS2(4)   NVIS3(4)   NVIS4(4)   NVIS5(4)   NVIS6(4)   NVIS7(4)   NVIS8(4)     IPV
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --         --         --         --         --         --         --         --         --   $   1.50
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --   $   1.14
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --   $   0.83
At Dec. 31, 2003      $   1.33   $   1.37   $   1.37   $   1.37   $   1.37   $   1.37   $   1.37   $   1.37   $   1.36   $   1.02
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --      1,324
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --      1,116
At Dec. 31, 2003            --         --          1         --          4          1          1         --          8        995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001            --         --         --         --         --         --         --         --         --   $  1,515
At Dec. 31, 2002            --         --         --         --         --         --         --         --         --   $    926
At Dec. 31, 2003            --         --   $      1         --   $      5   $      1   $      2         --   $     11   $  1,016
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --       0.67%
For the year ended
  Dec. 31, 2003             --         --         --         --         --         --         --         --         --       0.39%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --       1.40%
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --       1.40%
For the year ended
  Dec. 31, 2003           1.65%      1.00%      1.10%      1.25%      1.30%      1.35%      1.40%      1.55%      1.65%      1.40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --         --         --         --         --         --         --         --         --     (24.00%)
For the year ended
  Dec. 31, 2002             --         --         --         --         --         --         --         --         --     (27.19%)
For the year ended
  Dec. 31, 2003          33.00%     37.00%     37.00%     37.00%     37.00%     37.00%     37.00%     37.00%     36.00%     22.89%
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4)  Operations commenced on March 17, 2003.

                         ACL VARIABLE ANNUITY ACCOUNT 2

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

Report of Ernst & Young LLP Independent Auditors

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $491,584; 2002, $407,687)               $509,123      $428,661
   Mortgage loans on real estate                                                                       62,619        49,046
                                                                                                     --------      --------
         Total investments                                                                            571,742       477,707
Cash and cash equivalents                                                                              22,554        22,589
Amounts recoverable from reinsurers                                                                     2,125         2,188
Amounts due from brokers                                                                                2,145            --
Accrued investment income                                                                               5,959         4,841
Deferred policy acquisition costs                                                                      19,709        15,618
Other assets                                                                                              124            84
Separate account assets                                                                                29,900        20,156
                                                                                                     --------      --------
         Total assets                                                                                $654,258      $543,183
                                                                                                     ========      ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                                $528,165      $432,472
      Traditional life insurance                                                                        1,494         1,560
      Disability income                                                                                    85            85
   Amounts due to brokers                                                                                  --        15,412
   Deferred income taxes                                                                                1,622         1,864
   Other liabilities                                                                                    2,047         2,332
   Separate account liabilities                                                                        29,900        20,156
                                                                                                     --------      --------
         Total liabilities                                                                            563,313       473,881
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 100,000 shares authorized, issued
      and outstanding                                                                                   1,000         1,000
   Additional paid-in capital                                                                          56,600        36,600
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  10,467        12,540
   Retained earnings                                                                                   22,878        19,162
                                                                                                     --------      --------
         Total stockholder's equity                                                                    90,945        69,302
                                                                                                     --------      --------
         Total liabilities and stockholder's equity                                                  $654,258      $543,183
                                                                                                     ========      ========

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Net investment income                                                               $29,915        $29,225       $25,877
   Contractholder charges                                                                  500            615           721
   Mortality and expense risk and other fees                                               339            404           414
   Credit life insurance premiums                                                            1              1             1
   Net realized loss on investments                                                       (369)        (5,529)       (8,722)
                                                                                       -------        -------       -------
      Total revenues                                                                    30,386         24,716        18,291
                                                                                       -------        -------       -------
BENEFITS AND EXPENSES
   Interest credited on investment contracts                                            20,178         19,743        19,161
   Amortization of deferred policy acquisition costs                                     2,262          2,742         2,009
   Death and other benefits on investment contracts                                         30            (28)          (32)
   Other operating expenses                                                              2,298          1,682         1,999
                                                                                       -------        -------       -------
      Total benefits and expenses                                                       24,768         24,139        23,137
                                                                                       -------        -------       -------
Income (loss) before income taxes                                                        5,618            577        (4,846)
Income tax expense (benefit)                                                             1,902            216        (1,204)
                                                                                       -------        -------       -------
Net income (loss)                                                                      $ 3,716        $   361      $ (3,642)
                                                                                       =======        =======      ========

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                                 $   3,716      $     361     $  (3,642)
   Adjustments to reconcile net income (loss) to net cash provided by operating activities:
      Change in amounts recoverable from reinsurers                                         63             80            44
      Change in accrued investment income                                               (1,118)           (11)          652
      Change in deferred policy acquisition costs, net                                  (3,846)           285          (432)
      Change in liabilities for future policy benefits for traditional
        life and disability income insurance                                               (66)           (55)           (1)
      Change in policy claims and other policyholder's funds                               283          1,823        (2,040)
      Deferred income taxes                                                                875         (1,115)       (3,169)
      Change in other assets                                                               (40)            --             3
      Change in other liabilities                                                         (568)        (3,596)        3,863
      Amortization of premium (accretion of discount), net                                 677           (684)           63
      Net realized loss on investments                                                     369          5,529         8,722
      Other, net                                                                            19            (31)          (57)
                                                                                     ---------      ---------     ---------
      Net cash provided by operating activities                                            364          2,586         4,006
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (213,462)      (146,462)     (145,713)
      Maturities                                                                        91,078         59,959        44,923
      Sales                                                                             38,080         53,790        54,619
   Mortgage loans on real estate:
      Purchases                                                                        (16,605)       (13,325)      (14,819)
      Sales and repayments                                                               2,375          3,584           689
   Change in amounts due to and from brokers                                           (17,557)         5,460        10,171
                                                                                     ---------      ---------     ---------
      Net cash used in investing activities                                           (116,091)       (36,994)      (50,130)
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES Activity related to investment contracts:
      Considerations received                                                          114,369         58,264        51,562
      Surrenders and other benefits                                                    (38,855)       (28,761)      (34,967)
      Interest credited to account balances                                             20,178         19,743        19,161
   Capital contribution                                                                 20,000             --        10,000
                                                                                     ---------      ---------     ---------
      Net cash provided by financing activities                                        115,692         49,246        45,756
                                                                                     ---------      ---------     ---------
   Net (decrease) increase in cash and cash equivalents                                    (35)        14,838          (368)
   Cash and cash equivalents at beginning of year                                       22,589          7,751         8,119
                                                                                     ---------      ---------     ---------
   Cash and cash equivalents at end of year                                          $  22,554      $  22,589     $   7,751
                                                                                     =========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                                 $     711      $   4,297     $      --
   Interest on borrowings                                                                    6              3             2

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                     Accumulated
                                                                                        Other
                                                                        Additional  Comprehensive                     Total
                                                          Capital         paid-in  income (loss),     Retained    stockholder's
                                                           stock          Capital    Net of tax       earnings       equity
Balance, January 1, 2001                                   $1,000        $26,600      $ (7,104)       $22,443       $42,939
Comprehensive income:
   Net loss                                                    --             --            --         (3,642)       (3,642)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $12                         --             --           (24)            --           (24)
   Net unrealized holding gains on Available-for-Sale
      securities arising  during the year, net of
      deferred policy acquisition costs of ($870),
      and income tax expense of $8,134                         --             --        15,106             --        15,106
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      loss, net of income tax expense of $3,611                --             --        (6,707)            --        (6,707)
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --         8,375             --         8,375
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --         4,733
   Capital contribution                                        --         10,000            --             --        10,000
                                                           ------        -------      --------        -------       -------

Balance, December 31, 2001                                 $1,000        $36,600        $1,271        $18,801       $57,672
Comprehensive income:
   Net income                                                  --             --            --            361           361
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($975),
      and income tax expense of $4,177                         --             --         7,756             --         7,756
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $1,892              --             --         3,513             --         3,513
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --        11,269             --        11,269
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --        11,630
                                                           ------        -------      --------        -------       -------

Balance, December 31, 2002                                 $1,000        $36,600       $12,540        $19,162       $69,302
Comprehensive income:
   Net income                                                  --             --            --          3,716         3,716
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of $245,
      and income tax benefit of $1,022                         --             --        (1,897)            --        (1,897)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax expense of $95                 --             --          (176)            --          (176)
                                                           ------        -------      --------        -------       -------
   Other comprehensive loss                                    --             --        (2,073)            --        (2,073)
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --         1,643
   Cash contribution from parent                                          20,000                                     20,000
                                                           ------        -------      --------        -------       -------
Balance, December 31, 2003                                 $1,000        $56,600       $10,467        $22,878       $90,945
                                                           ======        =======       =======        =======       =======

See accompanying Notes to Financial Statements

American Centurion Life Assurance Company
-----------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

American Centurion Life's principal product is deferred annuities, which are issued primarily to individuals who are New York residents. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. American Centurion Life distributes its products on a direct response basis, primarily to American Express, cardmembers, and through financial institutions.

American Centurion Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Centurion Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Centurion Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (American Centurion Life's primary regulator) as reconciled in Note 10. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder charges

Contractholder charges include certain charges assessed on annuities. Contractholder charges include cost of administrative charges and surrender charges on annuities. Contract charges and surrender charges on annuities are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees, are generated directly and indirectly from American Centurion Life's separate account assets. American Centurion Life's other fees are management fees, generally computed as a contractual rate based on the underlying asset values, and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life of New York's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Centurion Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

American Centurion Life defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions, policy issue costs and other related costs that have been deferred on the sale of annuity contracts. DAC for certain installment annuities are amortized as a percentage of estimated gross profits. DAC for other annuities are amortized using the interest method.

The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principle DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by American Centurion Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of American Centurion Life's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002 and 2001 were $34 thousand, $22 thousand and $10 thousand, respectively. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 6.9%, depending on year of issue, with an average rate of approximately 5.8%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

Federal income taxes

American Centurion Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Centurion Life provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of the variable annuity contract owners. American Centurion Life receives mortality and expense risk fees from the separate accounts.

American Centurion Life provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Centurion Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Centurion Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Recently Issued Accounting Standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". American Centurion Life adopted the consensus as of January 1, 2001. Issue 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDO's. Although there was no significant impact resulting from the adoption of Issue 99-20, American Centurion Life holds structured securities that are accounted for under Issue 99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The entities primarily impacted by FIN 46 relate to SLTs for which American Centurion Life has a 1.2% ownership interest in each of two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, American Centurion Life is not required to consolidate the SLTs as it is not the primary beneficiary. American Centurion Life has a pro rata interest in the performance of approximately $26.4 million of the high-yield loans which have a market value of $25.8 million. The SLTs have an adjusted cost basis of $6.2 million. American Centurion Life's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $6.2 million.

FIN 46 does not impact the accounting for qualified special purpose entities as defined by Statement of Financial Accounting Standard (SFA's) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as American Centurion Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Centurion Life's rated CDO's whose retained interest in the trust had a carrying value of $11,461 at December 31, 2003, of which $8,446 is considered investment grade.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Centurion Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Centurion Life. American Centurion Life expects to adopt SOP 03-1 on January 1, 2004, and will recognize any impact as a cumulative effect of change in accounting principle in American Centurion Life's 2004 Statement of Income.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity and equity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands) Cost Gains Losses Value Fixed maturities:
   Corporate bonds and obligations                                      $223,788       $12,323         $  908      $235,203
   Mortgage and other asset-backed securities                            208,799         5,589            480       213,908
   Structured investments                                                 18,070            10            391        17,689
   Foreign corporates                                                     37,912         1,810            445        39,277
   U.S. Government agency obligations                                      2,015            75             --         2,090
   State and Municipal Obligations                                         1,000            --             44           956
                                                                        --------       -------         ------      --------
Total fixed maturity securities                                         $491,584       $19,807         $2,268      $509,123
                                                                        ========       =======         ======      ========

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands) Cost Gains Losses Value Fixed maturities:
   Corporate bonds and obligations                                      $176,254       $12,713         $1,586      $187,381
   Mortgage and other asset-backed securities                            211,629        10,196             55       221,770
   Structured investments                                                 18,775            12            398        18,389
   Foreign corporates                                                         --            --             --            --
   U.S. Government agency obligations                                      1,029            92             --         1,121
   State and Municipal Obligations                                            --            --             --            --
                                                                        --------       -------         ------      --------
Total fixed maturity securities                                         $407,687       $23,013         $2,039      $428,661
                                                                        ========       =======         ======      ========

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                                      Less than 12 months        12 months or more              Total
(Thousands)                                          Fair     Unrealized        Fair    Unrealized        Fair     Unrealized
Description of Securities                            Value      Losses          Value     Losses          Value      Losses
Corporate debt securities                         $ 47,022    $  (898)         $240        $(10)       $ 47,262     $  (908)
Mortgage and other asset-backed securities          65,580       (480)           --          --          65,580        (480)
State and municipal obligations                        956        (44)           --          --             956         (44)
Foreign corporates                                  13,576       (445)           --          --          13,576        (445)
                                                  --------    -------          ----        ----        --------     -------
Total                                             $127,134    $(1,867)         $240        $(10)       $127,374     $(1,877)
                                                  ========    =======          ====        ====        ========     =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $391 thousand.

Approximately 77 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Centurion Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding American Centurion Life's policy for determining when an investment's decline in value is other-than-temporary.

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2003:

                                                                                                      Amortized       Fair
(Thousands)                                                                                             Cost          Value
Due within 1 year                                                                                    $  1,000      $  1,007
Due after 1 year through 5 years                                                                       85,718        91,699
Due after 5 years through 10 years                                                                    167,190       173,797
Due after 10 years                                                                                     28,877        28,712
Mortgage and other asset-backed securities                                                            208,799       213,908
                                                                                                     --------      --------
   Total                                                                                             $491,584      $509,123
                                                                                                     ========      ========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $1.0 million and $1.0 million, respectively, were on deposit with the state of New York as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 89 percent of American Centurion Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $12.0 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                                                                    2003          2002
AAA                                                                                                        44%           53%
AA                                                                                                          2             1
A                                                                                                          18            13
BBB                                                                                                        29            28
Below investment grade                                                                                      7             5
                                                                                                          ---           ---
   Total                                                                                                  100%          100%
                                                                                                          ===           ===

At December 31, 2003, approximately 89 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                             2003            2002          2001
Sales                                                                                 $ 38,080       $ 53,790      $ 54,619
Maturities                                                                            $ 91,078       $ 59,959      $ 44,923
Purchases                                                                             $213,462       $146,462      $145,713
                                                                                      --------       --------      --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $2.8 million, $2.2 million and $0.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($1.2 million), ($4.3 million) and ($4.1 million) for the same periods. American Centurion Life also recognized (losses) of approximately ($1.3 million), ($3.3 million) and ($4.9 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Centurion Life recorded pretax losses of $10.3 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with American Centurion Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, $8.3 million of these losses are included in Net realized losses on investments and $2.0 million are included in Net investment income.

During 2001, American Centurion Life placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $14.9 million, into a securitization trust. In return, American Centurion Life received $1.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $12.9 million. As of December 31, 2003, the retained interests had a carrying value of approximately $11.5 million, of which approximately $8.4 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Mortgage loans on real estate

At December 31, 2003, approximately 11 percent of American Centurion Life's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                                December 31, 2003         December 31,2002
(Thousands)                                                               On Balance    Funding        On Balance    Funding
Region                                                                       Sheet    Commitments         Sheet    Commitments
South Atlantic                                                              $12,870      $1,350         $ 9,911     $  --
Mountain                                                                     11,362          --           8,810        --
Pacific                                                                      11,121          --              --     5,200
West North Central                                                            8,547          --           9,721        --
West South Central                                                            5,634          --           5,513       500
Middle Atlantic                                                               4,980          --           5,106        --
East North Central                                                            4,335          --           4,422        --
East South Central                                                            2,861          --           2,963        --
New England                                                                   1,829          --           2,878        --
                                                                            -------      ------         -------    ------
                                                                             63,539       1,350          49,324     5,700
Less reserves for losses                                                        920          --             278        --
                                                                            -------      ------         -------    ------
   Total                                                                    $62,619      $1,350         $49,046    $5,700
                                                                            =======      ======         =======    ======

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

                                                                                December 31, 2003         December 31, 2002
(Thousands)                                                               On Balance   Funding         On Balance    Funding
Property type                                                                Sheet   Commitments          Sheet    Commitments
Office buildings                                                            $21,110      $1,350         $17,790    $3,078
Department/retail stores                                                     17,997          --          16,547     2,622
Industrial buildings                                                         14,972          --          11,260        --
Mixed use                                                                     4,287          --           1,456        --
Apartments                                                                    2,613          --           1,246        --
Medical buildings                                                             2,560          --           1,025        --
                                                                            -------      ------         -------    ------
                                                                             63,539       1,350          49,324     5,700
Less reserves for losses                                                        920          --             278        --
                                                                            -------      ------         -------    ------
   Total                                                                    $62,619      $1,350         $49,046    $5,700
                                                                            =======      ======         =======    ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. Mortgage loans are first mortgages on real estate. American Centurion Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, American Centurion Life had no recorded investment in impaired loans. The average recorded investment in impaired loans for the years ended December 31, 2003, and 2002 was $nil.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003           2002           2001
Balance, January 1                                                                        $278           $149          $ 28
Provision for mortgage loan losses                                                         642            129           121
                                                                                          ----           ----          ----
Balance, December 31                                                                      $920           $278          $149
                                                                                          ====           ====          ====


Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003           2002           2001
Income on fixed maturities                                                             $25,649        $25,178       $23,875
Income on mortgage loans on real estate                                                  4,278          3,300         2,599
Other                                                                                      358          1,050          (420)
                                                                                       -------        -------       -------
                                                                                        30,285         29,528        26,054
Less investment expenses                                                                   370            303           177
                                                                                       -------        -------       -------
Total                                                                                  $29,915        $29,225       $25,877
                                                                                       =======        =======       =======

Net realized losses on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003           2002          2001
Fixed maturities                                                                         $ 271        $(5,405)      $(8,527)
Mortgage loans on real estate                                                             (642)          (129)         (121)
Other investments                                                                            2              5           (74)
                                                                                         -----        -------       -------
   Total                                                                                 $(369)       $(5,529)      $(8,722)
                                                                                         =====        =======       =======

4. INCOME TAXES

American Centurion Life qualifies as a life insurance company for federal income tax purposes. As such, American Centurion Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:

(Thousands)                                                                               2003          2002           2001
Federal income taxes:
   Current                                                                              $1,053        $ 1,242       $ 1,165
   Deferred                                                                                875         (1,115)       (3,169)
                                                                                        ------         ------       -------
                                                                                         1,928            127        (2,004)
State income taxes-current                                                                 (26)            89           800
                                                                                        ------         ------       -------
Income tax expense (benefit)                                                            $1,902         $  216       $(1,204)
                                                                                        ======         ======       =======

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The principal causes of the difference in each year are shown below:

                                                            2003                      2002                      2001
(Thousands)                                         Provision    Rate         Provision    Rate          Provision    Rate
Federal income taxes based on the statutory rate    $1,966         35.0%       $202          35.0%      $(1,696)      (35.0)%
   Dividend exclusion                                  (22)        (0.4)         (6)          1.9            --        --
   State tax, net                                      (17)        (0.3)         58         (17.4)          520        10.7
   Other, net                                          (25)        (0.5)        (38)         11.1           (28)       (0.5)
                                                    ------         ----        ----          ----       -------        ----
Total income taxes                                  $1,902         33.8%       $216          30.6%      $(1,204)       24.8)%
                                                    ======         ====        ====          ====       =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Centurion Life's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets: (Thousands)                                                                 2003          2002
   Policy reserves                                                                                    $ 3,274       $ 3,557
   Investments                                                                                          5,559         5,315
   Other                                                                                                  360           370
                                                                                                      -------       -------
Total deferred income tax assets                                                                        9,193         9,242
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                    5,179         4,354
   Net unrealized gains on Available-for-Sale securities                                                5,636         6,752
                                                                                                      -------       -------
Total deferred income tax liabilities                                                                  10,815        11,106
                                                                                                      -------       -------
Net deferred income tax liability                                                                     $ 1,622       $ 1,864
                                                                                                      =======       =======

American Centurion Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Centurion Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Centurion Life's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory capital and surplus aggregated $42.9 million and $33.7 million as of December 31, 2003 and 2002, respectively (see Note 10 for a reconciliation of net income (loss) and stockholder's equity per the accompanying financial statements to statutory-basis net loss and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect

January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Centurion Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes to American Centurion Life's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to American Centurion Life's statutory-basis capital and surplus as of January 1, 2002 was an increase of $462 thousand.

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

6. RELATED PARTY TRANSACTIONS

American Centurion Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. American Centurion Life's share of the total net periodic pension cost was $5 thousand for each of the years 2003, 2002 and 2001, respectively.

American Centurion Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002 and 2001 were $25 thousand, $21 thousand, and $24 thousand, respectively.

American Centurion Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2003, 2002 and 2001 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, technology support, marketing services and other services aggregated $3.0 million, $2.2 million, and $2.0 million for 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Centurion Life may not be reflective of expenses that would have been incurred by American Centurion Life on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are payables of $636 thousand and $200 thousand, respectively, payable to IDS Life for federal income taxes.

7. LINES OF CREDIT

American Centurion Life has an available line of credit with AEFC of $10,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

American Centurion Life is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

American Centurion Life has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2003 and 2002, traditional life insurance in-force aggregated $105.4 million and $119.6 million, respectively, of which $105.3 million and $119.6 million were reinsured at the respective year-ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1.1 million, $1.3 million, and $1.3 million for the years ended December 31, 2003, 2002, and 2001, respectively. Reinsurance recovered from reinsurers amounted to $920 thousand, $2.0 million, and $336 thousand for the years ended December 31, 2003, 2002 and 2001, respectively. Reinsurance contracts do not relieve American Centurion Life from its primary obligations to policyholders.

At December 31, 2003, American Centurion Life had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

American Centurion Life Assurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

American Centurion Life discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of American Centurion Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                    2003                       2002
(Thousands)                                                                 Carrying      Fair          Carrying    Fair
Financial Assets                                                             Amount       Value          Amount     Value
Fixed maturities                                                           $509,123    $509,123        $428,661  $428,661
Mortgage loans on real estate                                                62,619      68,380          49,046    55,004
Cash and cash equivalents                                                    22,554      22,554          22,589    22,589
Separate account assets                                                      29,900      29,900          20,156    20,156
Financial Liabilities
Future policy benefits for fixed annuities                                 $527,047    $514,126        $431,605  $420,984
Separate account liabilities                                                 29,900      28,730          20,156    19,317
Derivative attached calls                                                        63          63              --        --

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1.1 million and $867 thousand respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

10. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income (loss) for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                         2003           2002           2001
(Thousands)
Net income (loss), per accompanying financial statements                              $  3,716        $   361      $ (3,642)
Deferred policy acquisition costs                                                       (3,618)           290          (386)
Adjustments of future policy benefit liabilities                                       (11,953)          (574)        3,686
Deferred federal income tax benefit                                                        875         (1,433)       (3,169)
Interest maintenance reserve gain/loss transfer and amortization                        (1,306)           (95)        3,304
Deferred surrender charge                                                                  (68)          (433)         (275)
Other, net                                                                                 609         (3,470)       (1,474)
                                                                                      --------       --------      --------
Statutory-basis net loss                                                              $(11,745)      $ (5,354)     $ (1,956)
                                                                                      ========       ========      ========

Stockholder's equity, per accompanying Financial statements                           $ 90,945       $ 69,302      $ 57,672
Deferred policy acquisition costs                                                      (19,709)       (15,618)      (16,878)
Adjustments of future policy benefit liabilities                                        (9,983)         5,804         6,455
Adjustments of reinsurance ceded reserves                                               (2,125)        (2,188)       (2,268)
Deferred federal income tax expense (benefit)                                            2,519          2,326        (3,091)
Asset valuation reserve                                                                 (2,762)          (630)       (3,180)
Net unrealized gain on investments                                                     (16,618)       (20,695)       (2,495)
Other, net                                                                                 637         (4,549)        1,439
                                                                                      --------       --------      --------
Statutory-basis capital and surplus                                                   $ 42,904       $ 33,752      $ 37,654
                                                                                      ========       ========      ========

                                                                 S-6314 A (4/04)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:

       ACL Variable Annuity Account 2 - American Express Innovations(SM) Variable Annuity

       Report of Independent Auditors dated March 19, 2004
       Statements of Assets and Liabilities as of Dec. 31, 2003
       Statements of Operations for the period ended Dec. 31, 2003
       Statements of Changes in Net Assets for the period ended Dec. 31, 2003 and the year ended Dec. 31, 2002
       Notes to Financial Statements

       American Centurion Life Assurance Company

       Report of Independent Auditors dated January 26, 2004
       Balance Sheets as of Dec. 31, 2003 and 2002
       Statements of Operations for the years ended Dec. 31, 2003, 2002, and
       2001
       Statements of Cash Flows for the years ended Dec. 31, 2003, 2002 and 2001 Statements of Stockholder's Equity for the three years ended Dec. 31, 2003
       Notes to Financial Statements.

(b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement filed  electronically  as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.1 Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

5.2 Form of Variable Annuity Application (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.4 Amended and Restated By-Laws of American Centurion Life Assurance Company filed electronically as Exhibit 6.4 to the Initial Registration Statement No. 333-101051, filed on or about November 6, 2002, is incorporated herein by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.2 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust and American Centurion Life Assurance Company and Massachusetts Financial Services Company, dated February 1, 2003, filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about April 24, 2003 is incorporated by reference.

8.4 Copy of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Auditors for American Express Innovations(SM) Variable Annuity, filed electronically herewith.

11.       None.

12.       Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement, dated April 15, 2004, filed electronically as Exhibit 13 to Post-Effective Amendment No. 2 to Registration Statement
          No. 333-101051 is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address*             Positions and Offices with Depositor
------------------------------- --------------------------------------- ------------------------------------------

Gumer C. Alvero                                                         Director, Vice President - Annuities


Timothy V. Bechtold                                                     Director, President and Chief Executive
                                                                        Officer

Walter S. Berman                                                        Vice President and Treasurer

Maureen A. Buckley              20 Madison Ave. Extension               Director, Vice President, Chief
                                P.O. Box 5555                           Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                  Officer and Money Laundering Prevention Officer

Rodney P. Burwell               Xerxes Corporation                      Director
                                7901 Xerxes Ave. So.
                                Suite 201
                                Bloomington, MN 55431-1253

Robert R. Grew                  Carter, Ledyard & Milburn               Director
                                2 Wall Street
                                New York, NY  10005-2072

Ronald L. Guzior                                                        Director

Lorraine R. Hart                                                        Vice President-Investments


Carol A. Holton                                                         Director, Vice President - Third Party Distribution


Michelle M. Keeley                                                      Vice President - Investments

Jean B. Keffeler                3424 Zenith Ave. So.                    Director
                                Minneapolis, MN  55416

Eric L. Marhoun                                                         General Counsel and Secretary


Thomas R. McBurney              4900 IDS Center                         Director
                                80 South Eighth Street
                                Minneapolis, MN  55402

Jeryl A. Millner                                                        Controller


Mary Ellyn Minenko                                                      Counsel and Assistant Secretary


Thomas W. Murphy                                                        Vice President - Investments

Thomas V. Nicolosi              American Express                        Director
                                Financial Advisors Inc.
                                Suite 220
                                500 Mamaroneck Avenue
                                Harrison, NY  10528

Stephen P. Norman               90 Hudson Street                        Director
                                Jersey City, NJ  07032

Teresa J. Rasmussen                                                     Counsel and Assistant Secretary


Richard M. Starr                40 Wall Street                          Director
                                New York, NY  10005

Michael R. Woodward             32 Ellicot St.                          Director
                                Suite 100
                                Batavia, NY  14020

* Unless otherwise noted, the principal business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27. Number of Contract owners

         As of March 31, 2004, there were 1,155 nonqualified and qualified contracts in the ACL Variable Annuity Account 2.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.



Item 29(c).

                     Net
Name of Principal    Underwriting     Compensation     Brokerage
Underwriter          Discounts and    on Redemption    Commissions  Compensation
                     Commissions
American Express     $1,555,999          None             None          None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2004.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                               (Registrant)

                                    By American Centurion Life Assurance Company
                                    --------------------------------------------
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ------------------------------------------
                                            Timothy V. Bechtold
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2004.

Signature                            Title

/s/ Gumer C. Alvero*                 Director and Vice President - Annuities
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold              (Chief Executive Officer)

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer, Consumer Affairs Officer, Claims
    Maureen A. Buckley               Officer and Money Laundering Prevention
                                     Officer

/s/ Rodney P. Burwell*               Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Ronald L. Guzior*                Director
    ----------------------
    Ronald L. Guzior

/s/ Carol A. Holton*                 Director and Vice President - Third Party
    ----------------------           Distribution
    Carol A. Holton

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Jeryl A. Millner*                Controller
    ----------------------           (Principal Accounting Officer)
    Jeryl A. Millner                 (Principal Financial Officer)

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ Stephen P. Norman*               Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward


* Signed pursuant to Power of Attorney, dated April 15, 2004, filed electronically herewith as Exhibit 13.


By: /s/ Mary Ellyn Minenko
    -------------------------------------
        Mary Ellyn Minenko

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2 TO
                     REGISTRATION STATEMENT NO. 333-101051

This Initial Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus for:
            American Express Innovations(SM) Variable Annuity

Part B.

         Statement of Additional Information for:
            American Express Innovations(SM) Variable Annuity

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits